SEMI-ANNUAL REPORT

                                   [GRAPHIC]

                          [LOGO PACIFIC CAPITAL FUNDS]

 MUTUAL FUNDS: . ARE NOT FDIC INSURED . HAVE NO BANK GUARANTEE . MAY LOSE VALUE

                               Table of Contents

                             Letter to Shareholders
                                     Page 1

                            Fund Performance Review
                                     Page 4

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 9

                      Statements of Changes in Net Assets
                                    Page 12

                       Schedules of Portfolio Investments
                                    Page 16

                         Notes to Financial Statements
                                    Page 46

                              Financial Highlights

Letter to Shareholders

Dear Shareholders:

The U.S. economy slowed considerably during the period between August 1, 2000 and January 31, 2001, causing the stock market to perform poorly. For the six-month period, the Dow Jones Industrial Average/1/ produced a 3.47% return, while the Standard & Poor's 500 Stock Index/2/ ("S&P 500") returned -3.98%.

Exceptionally strong economic growth throughout 1999 and the first half of 2000-fueled investor fears that inflation would rise. Consequently, the Federal Reserve Board (the "Fed") responded by raising the federal funds rate six times during the six months prior to August 2000. The Fed's restrictive monetary policy finally took effect, slowing the economy to a near- standstill in the latter part of the six-month period ended January 31, 2001, creating fears of a potential recession. Then, in January, the Fed reversed their stance and moved to boost economic growth by twice lowering interest rates, each time by one-half percentage point. The federal funds rate began the period at 6.50% and ended the period at 5.50%.

Stock Markets

Stocks performed poorly in that environment, as signs of an economic slowdown and weakening corporate profits caused investors to pull money out of the stock market. Technology stocks suffered severe losses, as corporations reduced their technology spending in anticipation of a slower economy. The technology-heavy Nasdaq Composite Index/3/ produced a -26.39% return during the period.

Value stocks as well as small- and mid-cap stocks outperformed large-company growth stocks, in part, because the high valuations on shares of many large, growth-oriented companies looked unreasonably optimistic given the slowing economy. The health care and financial services sectors performed well during the period, as investors sought reliable growth in the face of profit warnings by technology companies.

Fixed Income Markets

Bonds delivered strong performance during the period as stock market volatility and falling, short-term interest rate caused investors to shift money into bonds. Yields on short-term bonds fell farther than yields on long-term fixed-income securities in that environment. High-quality bonds outperformed lower-quality issues, as investors became concerned that some companies would have difficulty paying their debts in a slowing economy. That trend reversed somewhat in January, as the Fed's rate cuts encouraged investors to seek higher yields in lower-rated securities.

Going Forward

We expect the Fed to continue cutting interest rates in the near term. That easing policy should prevent a major recession. As a result of the Fed's rate cuts, as well as efforts to reduce taxes, we anticipate that economic growth will pick up toward the end of 2001, as the Fed's rate cuts take effect and the government cuts taxes.

We believe that an economic recovery will help the stock market, and large-cap stocks in particular, to deliver better returns later in 2001. We have begun adding to our Funds' positions in technology stocks: Valuations in the technology sector have become attractive following its decline during the past year.

Fixed-income securities should continue to perform well as the Fed cuts interest rates. We have kept the Funds' average maturities slightly longer than those of their benchmarks to take advantage of any decline in yields. We have reduced the Funds' average maturities somewhat, however, to lock in profits after the bond markets strong performance in recent months.

The environment in the financial markets during the period from August 1, 2000 to January 31, 2001 highlights the importance of building and maintaining a diversified investment portfolio that offers exposure to stocks, bonds and cash. Pacific Capital's 12 mutual funds allow you to construct a well-balanced portfolio that can help you achieve your long-term goals despite short-term market fluctuations.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a fund prospectus, please contact your registered investment consultant or call Pacific Capital Funds at (800) 258-9232.

Sincerely,

                                                  /s/ William J. Barton
/s/ Craig M. Warren


                                          William Barton
Craig M. Warren                           Senior Vice President
President                                 Chief Investment Officer
Pacific Capital Funds                     The Asset Management Group of the
                                           Bank of Hawaii


/1/Dow Jones Industrial Average is a price weighted average of 30 actively traded blue chip stocks, primarily industrials but also including some service oriented firms. The average is computed by adding the prices of the 30 stocks and dividing by a denominator which has been adjusted over the years for stock splits, stock dividends, and substitution of stock. The average is quoted in points not dollars.
/2/The Standard and Poor's 500 Stock Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.
/3/The Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as the National Market System traded foreign common stocks and ADR's.

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                      [This Page Intentionally Left Blank]

                            Fund Performance Review
                            Total Percentage Return
                          for the period ended 1/31/01

                                                      Aggregate         Average Annual
--------------------------------------------------------------------------------------------------
                                            Inception Six-Month 1-Year  5-Year  10-Year    Since
                                                                                         Inception
--------------------------------------------------------------------------------------------------
  Growth Stock Fund/10/     Class A/1/       11/1/93   -15.99%   -5.56% 19.94%   16.35%    13.45%
                           -----------------------------------------------------------------------
                            Class B/2/       3/2/98    -15.95%   -5.15% 20.36%   16.61%+   13.55%+
                           -----------------------------------------------------------------------
                            Class Y         10/14/94   -12.37%   -1.34% 21.24%   17.13%    13.95%
--------------------------------------------------------------------------------------------------
  Growth and Income
  Fund/10/                  Class A/1/      10/14/94   -10.43%   -0.94% 18.58%   14.47%    11.38%
                           -----------------------------------------------------------------------
                            Class B/2/       3/2/98    -11.03%   -1.09% 18.91%   14.67%+   11.47%+
                           -----------------------------------------------------------------------
                            Class Y         10/14/98    -6.58%    3.43% 19.81%   15.18%    11.84%
--------------------------------------------------------------------------------------------------
  Value Fund                Class A/1/       12/8/98     1.61%    7.32%    NA       NA      7.00%
                           -----------------------------------------------------------------------
                            Class B/6/      12/13/98     0.95%    7.11%    NA       NA      7.01%
                           -----------------------------------------------------------------------
                            Class Y          12/3/98     5.96%   12.07%    NA       NA      9.31%
--------------------------------------------------------------------------------------------------
  Small Cap Fund/7/         Class A/3/       12/8/98    15.63%   27.89%    NA       NA     10.96%
                           -----------------------------------------------------------------------
                            Class B/6/      12/20/98    16.38%   29.70%    NA       NA     11.63%
                           -----------------------------------------------------------------------
                            Class Y          12/3/98    22.07%   35.04%    NA       NA     13.94%
--------------------------------------------------------------------------------------------------
  Balanced Fund             Class A/1/       6/21/99    -5.47%    2.59%    NA       NA      6.35%
                           -----------------------------------------------------------------------
                            Class B/2/       6/21/99    -6.17%    2.39%    NA       NA      5.95%
                           -----------------------------------------------------------------------
                            Class Y          6/21/99    -1.47%    7.10%    NA       NA      9.34%
--------------------------------------------------------------------------------------------------
  International Stock
  Fund/8/                   Class A/3/       12/8/98   -18.30%  -25.30%    NA       NA      9.95%
                           -----------------------------------------------------------------------
                            Class B/6/      12/20/98   -17.53%  -24.23%    NA       NA     10.59%
                           -----------------------------------------------------------------------
                            Class Y          12/2/98   -13.71%  -21.02%    NA       NA     12.87%
--------------------------------------------------------------------------------------------------
  New Asia Growth Fund/8/   Class A/3/       2/15/95   -16.91%  -29.15% -0.13%      NA      3.23%+
                           -----------------------------------------------------------------------
                            Class B/2/       3/2/98    -17.01%  -28.68%  0.39%      NA      3.82%
                           -----------------------------------------------------------------------
                            Class Y          2/15/95   -12.24%  -25.00%  1.20%      NA      4.40%
--------------------------------------------------------------------------------------------------
  Diversified Fixed Income
  Fund/10/                  Class A/1/      10/14/94     3.99%    9.09%  4.07%    6.76%     4.14%
                           -----------------------------------------------------------------------
                            Class B/2/       3/2/98      2.98%    8.73%  4.33%    6.97%+    4.23%+
                           -----------------------------------------------------------------------
                            Class Y         10/14/94     8.57%   13.89%  5.14%    7.52%     4.60%
--------------------------------------------------------------------------------------------------
  Short Intermediate U.S.
  Treasury                  Class A/4/      12/13/93     4.77%    8.84%  4.53%      NA      4.46%
                           -----------------------------------------------------------------------
  Securities Fund/11/       Class Y/10/     10/14/94     7.16%   11.49%  5.26%      NA      5.03%
--------------------------------------------------------------------------------------------------
  Tax-Free Securities
  Fund/9/,/10/              Class A/1/      10/14/94     1.78%    7.91%  4.03%    5.80%     3.02%
                           -----------------------------------------------------------------------
                            Class B/2/       3/2/98      0.54%    7.43%  4.33%    6.04%+    3.13%+
                           -----------------------------------------------------------------------
                            Class Y         10/14/94     6.06%   12.51%  5.17%    6.52%     3.47%
--------------------------------------------------------------------------------------------------
  Tax-Free Short
  Intermediate              Class A/4/      10/14/94     2.12%    5.65%  3.27%    4.02%     4.20%
                           -----------------------------------------------------------------------
  Securities Fund/9/,/10/   Class Y         10/14/94     4.73%    8.39%  4.05%    4.57%     4.68%
--------------------------------------------------------------------------------------------------
  Ultra Short Government
  Fund                      Class A/5/,/12/  8/1/00      2.60%      NA     NA       NA      3.89%
                           -----------------------------------------------------------------------
                            Class B/6/,/12/  8/1/00     -0.93%      NA     NA       NA      0.39%
                           -----------------------------------------------------------------------
                            Class Y          6/1/00      4.70%      NA     NA       NA      6.02%

 /1/Reflects the maximum sales charge of 4.00%.
 /2/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%.
    Class B Shares were not in existence prior to March 2, 1998. Performance calculated for any period up to and through March 2, 1998, is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures may have been adversely affected.
 /3/Reflects the maximum sales charge of 5.25%.
 /4/Reflects the maximum sales charge of 2.25%.
 /5/ Reflects the maximum sales charge of 1.75%.
 /6/Reflects the maximum contingent deferred sales charge (CDSC) of 5.00%. /7/Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
 /8/International investing involves increased risk and volatility.
 /9/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
/10/The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund's in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Diversified Fixed Income Fund, and 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds' commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore we were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.
/11/The performance for the Class Y Shares of the Pacific Capital Short
    Intermediate U.S. Treasury Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
/12/The performance for the Class A Shares and Class B Shares of the Ultra
    Short Government Fund prior to the date of commencement of operations (8/1/00), is based on the performance of Class Y Shares.
 + The Class B CDSC is not included in the above performance due to the fact that the performance is now over 6 years, and the CDSC charges no longer apply.
   Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 2001
                                  (Unaudited)

                                                                   Diversified
                             Growth      Growth and    New Asia    Fixed Income
                           Stock Fund   Income Fund   Growth Fund      Fund
                          ------------  ------------  -----------  ------------
        ASSETS:
Investments, at value
 (Cost $476,783,721;
 $184,897,343;
 $24,928,223; and
 $223,673,643,
 respectively)..........  $511,689,720  $232,583,262  $25,119,103  $233,916,125
Foreign currency (cost
 $722,347)..............            --            --      728,747            --
Interest and dividends
 receivable.............       201,573       142,920        6,821     4,025,444
Receivable for capital
 shares issued..........        27,014        14,609        2,100        12,443
Prepaid expenses and
 other assets...........         3,949         2,058          328         2,837
                          ------------  ------------  -----------  ------------
  Total Assets..........   511,922,256   232,742,849   25,857,099   237,956,849
                          ------------  ------------  -----------  ------------
      LIABILITIES:
Dividends payable.......            --            --           --        36,322
Payable for capital
 shares redeemed........       111,955        12,821        2,424         3,129
Payable to brokers for
 investments purchased..     3,720,500            --           --            --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................       329,087       148,551       19,570        96,517
 Administration fees....        13,286         6,100          621         6,217
 Distribution fees......        29,782        15,844        1,034         4,072
 Other..................        27,576        15,079       25,693        81,583
                          ------------  ------------  -----------  ------------
  Total Liabilities.....     4,232,186       198,395       49,342       227,840
                          ------------  ------------  -----------  ------------
      NET ASSETS:
Capital (no par value)..   458,908,451   189,125,781   27,996,899   237,014,518
Undistributed
 (distributions in
 excess of) net
 investment income......    (1,140,176)       13,062     (172,331)       (3,861)
Undistributed
 (distributions in
 excess of) net realized
 gains (losses) from
 investment transactions
 and foreign currency
 transactions...........    15,015,796    (4,280,308)  (2,214,096)   (9,524,130)
Net unrealized
 appreciation from
 investments............    34,905,999    47,685,919      190,880    10,242,482
Net unrealized
 appreciation from
 translation of assets
 and liabilities in
 foreign currencies.....            --            --        6,405            --
                          ------------  ------------  -----------  ------------
  Net Assets............  $507,690,070  $232,544,454  $25,807,757  $237,729,009
                          ============  ============  ===========  ============
Net Assets
 Class A................  $ 28,479,049  $ 12,317,553  $ 2,321,115  $  6,872,346
 Class B................    29,089,243    16,196,811      702,403     3,164,382
 Class Y................   450,121,778   204,030,090   22,784,239   227,692,281
                          ------------  ------------  -----------  ------------
  Total.................  $507,690,070  $232,544,454  $25,807,757  $237,729,009
                          ============  ============  ===========  ============
Outstanding units of
 beneficial interest
 (shares)
 Class A................     2,221,493       718,745      211,794       638,242
 Class B................     2,342,650       972,841       65,179       294,353
 Class Y................    34,505,683    11,845,276    2,063,857    21,013,866
                          ------------  ------------  -----------  ------------
  Total.................    39,069,826    13,536,862    2,340,830    21,946,461
                          ============  ============  ===========  ============
Net Asset Value
 Class A--redemption
  price per share.......  $      12.82  $      17.14  $     10.96  $      10.77
                          ============  ============  ===========  ============
 Class A--maximum sales
  charge................         4.00%         4.00%        5.25%         4.00%
                          ------------  ------------  -----------  ------------
 Class A--maximum
  offering price per
  share
  (100%/(100%-maximum
  sales charge) of net
  asset value adjusted
  to nearest cent)......  $      13.35  $      17.85  $     11.57  $      11.22
                          ============  ============  ===========  ============
 Class B--offering price
  per share*............  $      12.42  $      16.65  $     10.78  $      10.75
                          ============  ============  ===========  ============
 Class Y--offering and
  redemption price per
  share.................  $      13.04  $      17.22  $     11.04  $      10.84
                          ============  ============  ===========  ============

--------
* Redemption price per share varies based on length of time shares are held (Note 5).
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 2001
                                  (Unaudited)

                                       Short Intermediate
                          Ultra Short    U.S. Treasury      Tax-Free         Tax-Free
                          Government       Securities      Securities   Short Intermediate
                             Fund             Fund            Fund       Securities Fund
                          -----------  ------------------ ------------  ------------------
        ASSETS:
Investments, at value
 (Cost $83,370,626;
 $24,116,854;
 $425,142,956; and
 $41,363,343,
 respectively)..........  $84,330,855     $24,890,762     $454,270,204     $42,293,315
Interest and dividends
 receivable.............      889,578         613,054        5,375,808         410,749
Receivable for capital
 shares issued..........           --              14               --              --
Unamortized offering
 costs..................        6,594              --               --              --
Prepaid expenses and
 other assets...........          123             384            4,982             495
                          -----------     -----------     ------------     -----------
  Total Assets..........   85,227,150      25,504,214      459,650,994      42,704,559
                          -----------     -----------     ------------     -----------
      LIABILITIES:
Dividends payable.......       12,544           3,419           58,669           4,548
Payable for capital
 shares redeemed........      102,240           1,238               --              --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................       10,857           7,078          175,310          14,586
 Administration fees....        1,109             624           56,525           1,037
 Distribution fees......        3,780             144            4,703             354
 Other..................       13,398           9,144           51,350          13,229
                          -----------     -----------     ------------     -----------
  Total Liabilities.....      143,928          21,647          346,557          33,754
                          -----------     -----------     ------------     -----------
      NET ASSETS:
Capital (no par value)..   84,115,876      24,822,066      431,745,315      42,078,145
Undistributed net
 investment income......        7,143              47               36              --
Distributions in excess
 of net realized gains
 (losses) from
 investment
 transactions...........          (26)       (113,454)      (1,568,162)       (337,312)
Net unrealized
 appreciation from
 investments............      960,229         773,908       29,127,248         929,972
                          -----------     -----------     ------------     -----------
  Net Assets............  $85,083,222     $25,482,567     $459,304,437     $42,670,805
                          ===========     ===========     ============     ===========
Net Assets
 Class A................  $14,987,489     $   696,473     $  7,993,393     $ 1,684,245
 Class B................      513,058              --        3,543,920              --
 Class Y................   69,582,675      24,786,094      447,767,124      40,986,560
                          -----------     -----------     ------------     -----------
  Total.................  $85,083,222     $25,482,567     $459,304,437     $42,670,805
                          ===========     ===========     ============     ===========
Outstanding units of
 beneficial interest
 (shares)
 Class A................    1,475,200          71,690          749,484         166,363
 Class B................       50,478              --          332,362              --
 Class Y................    6,842,220       2,547,199       41,830,511       4,026,964
                          -----------     -----------     ------------     -----------
  Total.................    8,367,898       2,618,889       42,912,357       4,193,327
                          ===========     ===========     ============     ===========
Net Asset Value
 Class A--redemption
  price per share.......  $     10.16     $      9.72     $      10.67     $     10.12
                          ===========     ===========     ============     ===========
 Class A--maximum sales
  charge................        1.75%           2.25%            4.00%           2.25%
                          -----------     -----------     ------------     -----------
 Class A--maximum
  offering price per
  share
  (100%/(100%-maximum
  sales charge) of net
  asset value adjusted
  to nearest cent)......  $     10.34     $      9.94     $      11.11     $     10.35
                          ===========     ===========     ============     ===========
Net Asset Value
 Class B--offering price
  per share *...........  $     10.16     $        --     $      10.66     $        --
                          ===========     ===========     ============     ===========
 Class Y--offering and
  redemption price per
  share.................  $     10.17     $      9.73     $      10.70     $     10.18
                          ===========     ===========     ============     ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 5).
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Assets and Liabilities
                                January 31, 2001
                                  (Unaudited)

                          International Stock    Value      Small Cap    Balanced
                                 Fund             Fund        Fund         Fund
                          ------------------- ------------ ----------- ------------
        ASSETS:
Investments, at value
 (Cost $97,408,400;
 $217,496,978;
 $31,941,821; and
 $172,762,832,
 respectively)..........     $ 96,489,533     $235,722,460 $36,747,316 $205,314,272
Foreign currency (Cost
 $3,232)................            3,232               --          --           --
Interest and dividends
 receivable.............           48,917          176,004      62,343    1,386,816
Receivable for capital
 shares issued..........            2,025            2,000          --       19,956
Receivable from brokers
 for investments sold...        2,487,351               --          --           --
Reclaims receivable.....           62,142               --          --           --
Prepaid expenses and
 other assets...........              627              162         414        1,774
                             ------------     ------------ ----------- ------------
  Total Assets..........       99,093,827      235,900,626  36,810,073  206,722,818
                             ------------     ------------ ----------- ------------
      LIABILITIES:
Payable for capital
 shares redeemed........           12,513              938         938           --
Payable to brokers for
 investments purchased..        2,089,496        1,792,869     906,756           --
Unrealized depreciation
 on foreign currencies
 contracts..............            6,344               --          --           --
Accrued expenses and
 other payables:
 Investment advisory
  fees..................           83,677          147,781      32,438      122,198
 Administration fees....            2,524            6,100         934        5,406
 Distribution fees......            1,710            1,508         416        1,341
 Other..................           45,161           14,925      11,816       21,494
                             ------------     ------------ ----------- ------------
  Total Liabilities.....        2,241,425        1,964,121     953,298      150,439
                             ------------     ------------ ----------- ------------
      NET ASSETS:
Capital (no par value)..      105,090,363      215,281,078  29,063,153  176,031,040
Undistributed net
 investment income
 (loss).................         (302,936)          33,745       6,084       49,892
Undistributed
 (distributions in
 excess of) net realized
 gains (losses) from
 investment transactions
 and foreign currency
 transactions...........       (7,014,640)         396,200   1,982,043   (2,059,993)
Net unrealized
 appreciation
 (depreciation) from
 investments............         (918,867)      18,225,482   4,805,495   32,551,440
Net unrealized
 depreciation from
 translation of assets
 and liabilities in
 foreign currencies.....           (1,518)              --          --           --
                             ------------     ------------ ----------- ------------
  Net Assets............     $ 96,852,402     $233,936,505 $35,856,775 $206,572,379
                             ============     ============ =========== ============
Net Assets
 Class A................     $  3,663,528     $  2,411,229 $   646,027 $    282,471
 Class B................        1,111,036        1,266,941     357,287    1,550,568
 Class Y................       92,077,838      230,258,335  34,853,461  204,739,340
                             ------------     ------------ ----------- ------------
  Total.................     $ 96,852,402     $233,936,505 $35,856,775 $206,572,379
                             ============     ============ =========== ============
Outstanding units of
 beneficial interest
 (shares)
 Class A................          365,390          244,799      54,971       28,619
 Class B................          113,299          129,806      30,735      157,334
 Class Y................        9,142,901       23,344,320   2,961,293   20,742,710
                             ------------     ------------ ----------- ------------
  Total.................        9,621,590       23,718,925   3,046,999   20,928,663
                             ============     ============ =========== ============
Net Asset Value
 A Class--redemption
  price per share.......     $      10.03     $       9.85 $     11.75 $       9.87
                             ============     ============ =========== ============
 A Class--maximum sales
  charge................            5.25%            4.00%       5.25%        4.00%
                             ------------     ------------ ----------- ------------
 A Class--maximum
  offering price per
  share
  (100%/(100%-maximum
  sales charge) of net
  asset value adjusted
  to nearest cent)......     $      10.59     $      10.26 $     12.40 $      10.28
                             ============     ============ =========== ============
Net Asset Value
 B Class--offering price
  per share *...........     $       9.81     $       9.76 $     11.62 $       9.86
                             ============     ============ =========== ============
 Y Class--offering and
  redemption price per
  share.................     $      10.07     $       9.86 $     11.77 $       9.87
                             ============     ============ =========== ============

--------
* Redemption price per share varies based on length of time shares are held (Note 5).
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                     For the Period Ended January 31, 2001
                                  (Unaudited)

                                                                   Diversified
                          Growth Stock   Growth and    New Asia    Fixed Income
                              Fund      Income Fund   Growth Fund      Fund
                          ------------  ------------  -----------  ------------
Investment Income:
Interest income.........  $     46,984  $     10,888  $    36,486  $ 8,291,339
Dividend income.........     1,885,080     1,321,404      115,587      117,220
Foreign withholding tax.          (740)         (640)     (17,916)          --
                          ------------  ------------  -----------  -----------
  Total Income..........     1,931,324     1,331,652      134,157    8,408,559
                          ------------  ------------  -----------  -----------
Expenses:
Investment advisory
 fees...................     2,184,512       898,006      123,450      766,595
Administration fees.....       546,133       224,504       27,434      255,533
Distribution fees--Class
 A......................       116,236        46,472        8,896       23,553
Distribution fees--Class
 B......................       152,347        79,418        3,594       14,437
Accounting fees.........        77,249        35,805        7,858       43,402
Custodian fees..........        20,136         9,580       60,237        9,818
Transfer agent fees.....        81,398        49,492       24,189       34,524
Legal and audit fees....        23,410        10,055        1,573       10,406
Trustees' fees and
 expenses...............        18,343         7,465          920        8,240
Registration and filing
 fees...................         6,890         1,643          322          559
Other...................        31,552        14,066        2,389       14,302
                          ------------  ------------  -----------  -----------
  Total expenses before
   voluntary fee
   reductions...........     3,258,206     1,376,506      260,862    1,181,369
  Expenses voluntarily
   reduced..............      (186,706)      (75,881)     (12,788)    (200,409)
                          ------------  ------------  -----------  -----------
  Net Expenses..........     3,071,500     1,300,625      248,074      980,960
                          ------------  ------------  -----------  -----------
Net Investment Income
 (Loss).................    (1,140,176)       31,027     (113,917)   7,427,599
                          ------------  ------------  -----------  -----------
Realized/Unrealized
 Gains (Losses) from
 Investments:
Net realized gains
 (losses) from
 investments
 transactions...........    15,027,109    (4,012,768)  (1,292,790)   2,299,508
Net realized losses from
 foreign currency
 transactions...........            --            --      (62,088)          --
Net change in unrealized
 appreciation
 (depreciation) from
 investments............   (83,086,382)  (10,928,344)  (2,222,692)  11,056,759
Net change in unrealized
 appreciation from
 assets and liabilities
 in foreign currencies..            --            --        3,883           --
                          ------------  ------------  -----------  -----------
Net realized/unrealized
 gains (losses) from
 investments............   (68,059,273)  (14,941,112)  (3,573,687)  13,356,267
                          ------------  ------------  -----------  -----------
Change in net assets
 resulting from
 operations.............  $(69,199,449) $(14,910,085) $(3,687,604) $20,783,866
                          ============  ============  ===========  ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                     For the Period Ended January 31, 2001
                                  (Unaudited)

                            Ultra     Short Intermediate                   Tax-Free
                            Short       U.S. Treasury     Tax-Free    Short Intermediate
                          Government      Securities     Securities       Securities
                             Fund            Fund           Fund             Fund
                          ----------  ------------------ -----------  ------------------
Investment Income:
Interest income.........  $2,027,893      $  807,203     $12,236,407      $  975,418
Dividend income.........          18           6,003          21,808          10,357
                          ----------      ----------     -----------      ----------
  Total Income..........   2,027,911         813,206      12,258,215         985,775
                          ----------      ----------     -----------      ----------
Expenses:
Investment advisory
 fees...................     123,778          69,458       1,355,237         107,942
Administration fees.....      61,890          27,783         451,900          43,177
Distribution fees--Class
 A......................      26,562           2,088          26,725           5,828
Distribution fees--Class
 B......................       1,851              --          15,288              --
Accounting fees.........      11,252           5,271          76,244           9,531
Custodian fees..........       3,245           2,792          19,057           6,713
Transfer agent fees.....      22,003          16,376          36,769          16,323
Legal and audit fees....       3,032           1,395          17,975           1,868
Amortization of offering
 costs..................      10,751              --              --              --
Trustees' fees and
 expenses...............       1,807             959          14,558           1,399
Registration and filing
 fees...................       1,853             172             436             234
Other...................       2,725           1,848          25,253           2,853
                          ----------      ----------     -----------      ----------
  Total expenses before
   voluntary fee
   reductions...........     270,749         128,142       2,039,442         195,868
  Expenses voluntarily
   reduced..............    (137,232)        (36,122)       (376,582)        (36,268)
                          ----------      ----------     -----------      ----------
  Net Expenses..........     133,517          92,020       1,662,860         159,600
                          ----------      ----------     -----------      ----------
Net Investment Income...   1,894,394         721,186      10,595,355         826,175
                          ----------      ----------     -----------      ----------
Realized/Unrealized
 Gains (Losses) from
 Investments:
Net realized gains
 (losses) from
 investment
 transactions...........          --         283,268       1,392,734         (37,631)
Net change in unrealized
 appreciation from
 investments............     928,320         957,316      14,491,660       1,188,434
                          ----------      ----------     -----------      ----------
Net realized/unrealized
 gains from investments.     928,320       1,240,584      15,884,394       1,150,803
                          ----------      ----------     -----------      ----------
Change in net assets
 resulting from
 operations.............  $2,822,714      $1,961,770     $26,479,749      $1,976,978
                          ==========      ==========     ===========      ==========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                            Statements of Operations
                     For the Period Ended January 31, 2001
                                  (Unaudited)

                          International Stock              Small Cap    Balanced
                                 Fund         Value Fund      Fund        Fund
                          ------------------- -----------  ----------  -----------
Investment Income:
Interest income.........     $    204,258     $    11,333  $       --  $ 2,432,110
Dividend income.........          288,491       1,998,633     465,978      741,363
Foreign withholding tax.          (33,364)         (7,648)         --         (392)
                             ------------     -----------  ----------  -----------
  Total Income..........          459,385       2,002,318     465,978    3,173,081
                             ------------     -----------  ----------  -----------
Expenses:
Investment advisory
 fees...................          599,761         839,758     214,772      853,077
Administration fees.....          109,048         209,941      39,050      213,271
Distribution fees--Class
 A......................           15,201           6,845       1,755          954
Distribution fees--Class
 B......................            5,935           5,528       1,302        6,901
Accounting fees.........           24,246          33,859       8,129       37,165
Custodian fees..........           98,027           9,833       3,292        8,559
Transfer agent fees.....           25,396          30,008      30,897       29,486
Legal and audit fees....            4,902           8,959       1,818        7,031
Trustees' fees and
 expenses...............            3,765           6,808       1,282        7,026
Registration and filing
 fees...................           10,085           3,395         410           --
Other...................            6,323           9,907         634       12,027
                             ------------     -----------  ----------  -----------
  Total expenses before
   voluntary fee
   reductions...........          902,689       1,164,841     303,341    1,175,497
  Expenses voluntarily
   reduced..............          (86,467)        (46,552)    (28,505)    (149,924)
                             ------------     -----------  ----------  -----------
  Net Expenses..........          816,222       1,118,289     274,836    1,025,573
                             ------------     -----------  ----------  -----------
Net Investment Income
 (Loss).................         (356,837)        884,029     191,142    2,147,508
                             ------------     -----------  ----------  -----------
Realized/Unrealized
 Gains (Losses) from
 Investments:
Net realized gains
 (losses) from
 investment
 transactions...........       (6,162,359)      3,856,411   3,555,990     (979,185)
Net realized losses on
 foreign currency
 transactions...........         (479,502)             --          --           --
Net change in unrealized
 appreciation
 (depreciation) from
 investments............       (9,213,658)      8,190,991   4,050,674   (4,355,091)
Net change in unrealized
 appreciation from
 translation of assets
 and liabilities in
 foreign currencies.....           18,635              --          --           --
                             ------------     -----------  ----------  -----------
Net realized/unrealized
 gains (losses) from
 investments............      (15,836,884)     12,047,402   7,606,664   (5,334,276)
                             ------------     -----------  ----------  -----------
Change in net assets
 resulting from
 operations.............     $(16,193,721)    $12,931,431  $7,797,806  $(3,186,768)
                             ============     ===========  ==========  ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                 Growth Stock Fund             Growth and Income Fund           New Asia Growth Fund
                           ------------------------------  ------------------------------  ------------------------------
                             For the Six    For the Year     For the Six    For the Year     For the Six    For the Year
                             Months Ended       Ended        Months Ended       Ended        Months Ended       Ended
                           January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000
                           ---------------- -------------  ---------------- -------------  ---------------- -------------
                             (Unaudited)                     (Unaudited)                     (Unaudited)
 From Investment
  Activities:
 Operations:
  Net investment income
   (loss)................   $  (1,140,176)  $  (2,597,908)   $     31,027   $    (75,437)    $  (113,917)   $   (267,114)
  Net realized gains
   (losses) from
   investment
   transactions..........      15,027,109     162,640,111      (4,012,768)    30,917,478      (1,292,790)      5,169,225
  Net realized losses
   from foreign currency
   transactions..........              --              --              --             --         (62,088)        (86,414)
  Net change in
   unrealized
   appreciation
   (depreciation) from
   investments...........     (83,086,382)     22,028,954     (10,928,344)    20,639,155      (2,222,692)     (1,407,741)
  Net change in
   unrealized
   appreciation from
   translation of assets
   and liabilities in
   foreign currencies....              --              --              --             --           3,883           1,718
                            -------------   -------------    ------------   ------------     -----------    ------------
 Change in net assets
  resulting from
  operations.............     (69,199,449)    182,071,157     (14,910,085)    51,481,196      (3,687,604)      3,409,674
                            -------------   -------------    ------------   ------------     -----------    ------------
 Distributions to Class A
  Shareholders:
  From net realized
   gains.................      (7,563,852)     (5,216,683)     (1,626,525)    (1,304,353)             --              --
 Distributions to Class B
  Shareholders:
  From net realized
   gains.................      (7,594,422)     (3,302,902)     (2,096,564)    (1,288,955)             --              --
 Distributions to Class Y
  Shareholders:
  From net investment
   income................              --              --         (17,965)            --              --              --
  In excess of net
   investment income.....              --              --              --       (116,423)             --              --
  From net realized
   gains.................    (115,994,183)   (101,861,172)    (25,539,798)   (21,833,893)             --              --
                            -------------   -------------    ------------   ------------     -----------    ------------
 Change in net assets
  from shareholder
  distributions..........    (131,152,457)   (110,380,757)    (29,280,852)   (24,543,624)             --              --
                            -------------   -------------    ------------   ------------     -----------    ------------
 Capital Transactions:
  Proceeds from shares
   issued................      94,280,576     127,607,840      50,838,741     74,409,058       8,502,342      18,492,188
  Dividends reinvested...     112,935,503      99,345,989      23,285,828     18,970,376              --              --
  Cost of shares
   redeemed..............     (63,059,789)   (144,462,148)    (27,122,420)   (66,332,251)     (8,273,687)    (11,279,372)
                            -------------   -------------    ------------   ------------     -----------    ------------
 Change in net assets
  from share
  transactions...........     144,156,290      82,491,681      47,002,149     27,047,183         228,655       7,212,816
                            -------------   -------------    ------------   ------------     -----------    ------------
 Change in net assets....     (56,195,616)    154,182,081       2,811,212     53,984,755      (3,458,949)     10,622,490
 Net Assets:
  Beginning of period....     563,885,686     409,703,605     229,733,242    175,748,487      29,266,706      18,644,216
                            -------------   -------------    ------------   ------------     -----------    ------------
 End of period...........   $ 507,690,070   $ 563,885,686    $232,544,454   $229,733,242     $25,807,757    $ 29,266,706
                            =============   =============    ============   ============     ===========    ============
 Share Transactions:
  Issued.................       6,275,608       6,626,955       2,800,914      3,700,508         783,783       1,411,844
  Reinvested.............       8,182,915       5,779,688       1,392,141        999,624              --              --
  Redeemed...............      (3,713,890)     (7,422,913)     (1,413,755)    (3,245,815)       (772,646)       (841,465)
                            -------------   -------------    ------------   ------------     -----------    ------------
 Change in shares........      10,744,633       4,983,730       2,779,300      1,454,317          11,137         570,379
                            =============   =============    ============   ============     ===========    ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                                     Ultra Short                  Short Intermediate
                                Diversified Fixed                    Government                     U.S. Treasury
                                   Income Fund                          Fund                       Securities Fund
                          ------------------------------  --------------------------------- ------------------------------
                            For the Six    For the Year     For the Six     For the Period    For the Six    For the Year
                            Months Ended       Ended        Months Ended        Ended         Months Ended       Ended
                          January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000(a) January 31, 2001 July 31, 2000
                          ---------------- -------------  ---------------- ---------------- ---------------- -------------
                            (Unaudited)                     (Unaudited)                       (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income..    $  7,427,599   $ 13,935,280     $  1,894,394     $   255,560      $    721,186   $  1,499,376
 Net realized gains
  (losses) from
  investment
  transactions..........       2,299,508     (8,091,523)              --             (26)          283,268       (390,264)
 Net change in
  unrealized
  appreciation from
  investments...........      11,056,759      4,354,183          928,320          31,909           957,316        111,397
                            ------------   ------------     ------------     -----------      ------------   ------------
Change in net assets
 resulting from
 operations.............      20,783,866     10,197,940        2,822,714         287,443         1,961,770      1,220,509
                            ------------   ------------     ------------     -----------      ------------   ------------
Distributions to Class A
 Shareholders:
 From net investment
  income................        (174,993)      (123,121)        (202,852)             --           (13,752)       (23,276)
 From net realized
  gains.................              --             --               --              --                --         (1,824)
 In excess of net
  realized gains........              --             --               --              --                --           (105)
Distributions to Class B
 Shareholders:
 From net investment
  income................         (69,715)      (113,327)          (9,459)             --                --             --
Distributions to Class Y
 Shareholders:
 From net investment
  income................      (7,184,294)   (13,698,833)      (1,682,083)       (255,560)         (707,434)    (1,476,100)
 In excess of net
  investment income.....              --            (29)              --              --                --             --
 From net realized
  gains.................              --             --               --              --                --       (110,546)
 In excess of net
  realized gains........              --             --               --              --                --         (6,347)
                            ------------   ------------     ------------     -----------      ------------   ------------
Change in net assets
 from shareholder
 distributions..........      (7,429,002)   (13,935,310)      (1,894,394)       (255,560)         (721,186)    (1,618,198)
                            ------------   ------------     ------------     -----------      ------------   ------------
Capital Transactions:
 Proceeds from shares
  issued................      35,704,737    135,146,720       59,922,289      47,732,316        10,644,169     20,306,930
 Proceeds from shares
  issued in connection
  with merger...........              --      6,342,651               --              --                --             --
 Dividends reinvested...         641,828        626,216          502,297         104,537           113,643        302,551
 Cost of shares
  redeemed..............     (61,153,053)   (92,916,180)     (23,752,918)       (385,502)      (19,347,955)   (21,306,391)
                            ------------   ------------     ------------     -----------      ------------   ------------
Change in net assets
 from share
 transactions...........     (24,806,488)    49,199,407       36,671,668      47,451,351        (8,590,143)      (696,910)
                            ------------   ------------     ------------     -----------      ------------   ------------
Change in net assets....     (11,451,624)    45,462,037       37,599,988      47,483,234        (7,349,559)    (1,094,599)
Net Assets:
 Beginning of period....     249,180,633    203,718,596       47,483,234              --        32,832,126     33,926,725
                            ------------   ------------     ------------     -----------      ------------   ------------
 End of period..........    $237,729,009   $249,180,633     $ 85,083,222     $47,483,234      $ 25,482,567   $ 32,832,126
                            ============   ============     ============     ===========      ============   ============
Share Transactions:
 Issued.................       3,399,738     13,119,766        5,937,180       4,764,530         1,119,631      2,181,452
 Shares issued in
  connection with
  merger................              --        617,695               --              --                --             --
 Reinvested.............          61,071         61,321           49,766          10,428            12,044         32,442
 Redeemed...............      (5,753,332)    (9,051,443)      (2,355,543)        (38,463)       (2,036,374)    (2,284,481)
                            ------------   ------------     ------------     -----------      ------------   ------------
Change in shares........      (2,292,523)     4,747,339        3,631,403       4,736,495          (904,699)       (70,587)
                            ============   ============     ============     ===========      ============   ============

--------
(a)   For the period June 1, 2000 (commencement of operations) to July 31,
      2000.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets


                                                                  Tax-Free Short
                                                                   Intermediate                   International
                             Tax-Free Securities Fund            Securities Fund                    Stock Fund
                          ------------------------------  ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six       For the       For the Six    For the Year
                            Months Ended       Ended        Months Ended    Year Ended      Months Ended       Ended
                          January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000
                          ---------------- -------------  ---------------- -------------  ---------------- -------------
                            (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income
  (loss)................    $ 10,595,355   $ 21,150,322     $   826,175    $  1,699,947     $   (356,837)  $   (561,050)
 Net realized gains
  (losses) from
  investment
  transactions..........       1,392,734     (2,960,896)        (37,631)       (299,682)      (6,162,359)    24,776,357
 Net realized losses on
  foreign currency
  transactions..........              --             --              --              --         (479,502)    (1,157,659)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........      14,491,660     (2,811,306)      1,188,434          75,069       (9,213,658)    (1,432,695)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  translation of assets
  and liabilities on
  foreign currencies....              --             --              --              --           18,635        (39,423)
                            ------------   ------------     -----------    ------------     ------------   ------------
Change in net assets
 resulting from
 operations.............      26,479,749     15,378,120       1,976,978       1,475,334      (16,193,721)    21,585,530
                            ------------   ------------     -----------    ------------     ------------   ------------
Distributions to Class A
 Shareholders:
 From net investment
  income................        (158,492)      (279,231)        (27,888)        (39,251)              --             --
 From net realized
  gains.................              --        (25,824)             --          (4,378)        (762,423)       (91,106)
Distributions to Class B
 Shareholders:
 From net investment
  income................         (56,562)      (117,686)             --              --               --             --
 From net realized
  gains.................              --        (15,328)             --              --         (231,225)        (7,776)
Distributions to Class Y
 Shareholders:
 From net investment
  income................     (10,380,301)   (20,753,402)       (798,287)     (1,660,746)              --             --
 From net realized
  gains.................              --     (1,920,393)             --        (219,099)     (19,792,292)    (3,558,270)
                            ------------   ------------     -----------    ------------     ------------   ------------
Change in net assets
 from shareholder
 distributions..........     (10,595,355)   (23,111,864)       (826,175)     (1,923,474)     (20,785,940)    (3,657,152)
                            ------------   ------------     -----------    ------------     ------------   ------------
Capital Transactions:
 Proceeds from shares
  issued................      25,675,600     69,794,487       3,257,091       6,511,755       13,785,873     43,310,580
 Dividends reinvested...         173,183      2,248,401          30,776         270,535       16,888,086      3,217,535
 Cost of shares
  redeemed..............     (24,716,641)   (52,594,042)     (4,596,432)    (12,052,213)     (12,367,991)   (30,549,986)
                            ------------   ------------     -----------    ------------     ------------   ------------
Change in net assets
 from share
 transactions...........       1,132,142     19,448,846      (1,308,565)     (5,269,923)      18,305,968     15,978,129
                            ------------   ------------     -----------    ------------     ------------   ------------
Change in net assets....      17,016,536     11,715,102        (157,762)     (5,718,063)     (18,673,693)    33,906,507
Net Assets:
 Beginning of period....     442,287,901    430,572,799      42,828,567      48,546,630      115,526,095     81,619,588
                            ------------   ------------     -----------    ------------     ------------   ------------
 End of period..........    $459,304,437   $442,287,901     $42,670,805    $ 42,828,567     $ 96,852,402   $115,526,095
                            ============   ============     ===========    ============     ============   ============
Share Transactions:
 Issued.................       2,445,822      6,860,803         325,025         662,643        1,150,878      2,906,511
 Reinvested.............          16,564        221,380           3,086          27,471        1,638,853        212,108
 Redeemed...............      (2,359,140)    (5,170,856)       (456,258)     (1,224,407)      (1,089,677)    (2,007,414)
                            ------------   ------------     -----------    ------------     ------------   ------------
Change in shares........         103,246      1,911,327        (128,147)       (534,293)       1,700,054      1,111,205
                            ============   ============     ===========    ============     ============   ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                    Value Fund                    Small Cap Fund                  Balanced Fund
                          ------------------------------  ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year     For the Six    For the Year
                            Months Ended       Ended        Months Ended       Ended        Months Ended       Ended
                          January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000  January 31, 2001 July 31, 2000
                          ---------------- -------------  ---------------- -------------  ---------------- -------------
                            (Unaudited)                     (Unaudited)                     (Unaudited)
From Investment
 Activities:
Operations:
 Net investment income..    $    884,029   $  1,185,963     $    191,142   $    186,802     $  2,147,508   $  3,697,465
 Net realized gains
  (losses) from
  investment
  transactions..........       3,856,411     24,864,825        3,555,990      1,187,024         (979,185)    24,447,708
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........       8,190,991    (16,332,763)       4,050,674       (177,206)      (4,355,091)     7,675,167
                            ------------   ------------     ------------   ------------     ------------   ------------
Change in net assets
 resulting from
 operations.............      12,931,431      9,718,025        7,797,806      1,196,620       (3,186,768)    35,820,340
                            ------------   ------------     ------------   ------------     ------------   ------------
Distributions to Class A
 Shareholders:
 From net investment
  income................          (6,667)        (3,515)          (1,974)          (656)          (2,230)        (2,914)
 In excess of net
  investment income.....              --            (56)              --            (23)              --             --
 From net realized
  gains.................        (257,655)        (5,029)         (36,759)        (4,224)         (32,859)          (336)
Distributions to Class B
 Shareholders:
 From net investment
  income................            (389)          (120)            (109)           (31)          (7,208)        (6,151)
 In excess of net
  investment income.....              --             (2)              --             (1)              --             --
 From net realized
  gains.................        (135,530)        (7,634)         (19,855)        (4,623)        (167,746)        (1,423)
Distributions to Class Y
 Shareholders:
 From net investment
  income................        (843,228)    (1,182,327)        (182,975)      (189,826)      (2,116,712)    (3,731,507)
 In excess of net
  investment income.....              --        (18,873)              --         (6,757)              --             --
 From net realized
  gains.................     (26,042,240)    (2,167,521)      (2,692,579)    (1,215,940)     (23,967,030)      (552,979)
                            ------------   ------------     ------------   ------------     ------------   ------------
Change in net assets
 from shareholder
 distributions..........     (27,285,709)    (3,385,077)      (2,934,251)    (1,422,081)     (26,293,785)    (4,295,310)
                            ------------   ------------     ------------   ------------     ------------   ------------
Capital Transactions:
 Proceeds from shares
  issued................      58,967,601     98,235,654        8,197,134     24,787,490          558,649      3,735,458
 Proceeds from shares
  issued in conjunction
  with common trust fund
  conversion............              --     87,055,807               --             --               --             --
 Dividends reinvested...      16,721,149      1,506,322        1,538,655        591,003       24,177,891        563,792
 Cost of shares
  redeemed..............     (33,136,773)   (63,506,140)     (16,249,323)   (19,633,507)      (5,569,891)    (3,387,174)
                            ------------   ------------     ------------   ------------     ------------   ------------
Change in net assets
 from share
 transactions...........      42,551,977    123,291,643       (6,513,534)     5,744,986       19,166,649        912,076
                            ------------   ------------     ------------   ------------     ------------   ------------
Change in net assets....      28,197,699    129,624,591       (1,649,979)     5,519,525      (10,313,904)    32,437,106
Net Assets:
 Beginning of period....     205,738,806     76,114,215       37,506,754     31,987,229      216,886,283    184,449,177
                            ------------   ------------     ------------   ------------     ------------   ------------
 End of period..........    $233,936,505   $205,738,806     $ 35,856,775   $ 37,506,754     $206,572,379   $216,886,283
                            ============   ============     ============   ============     ============   ============
Share Transactions:
 Issued.................       5,943,777      9,319,656          736,844      2,496,412           51,043        347,165
 Shares issued in
  conjunction with
  common trust fund
  conversion............              --      8,386,879               --             --               --             --
 Reinvested.............       1,819,573        149,845          145,774         62,901        2,502,820         52,874
 Redeemed...............      (3,206,561)    (6,030,049)      (1,436,373)    (1,955,814)        (553,253)      (311,209)
                            ------------   ------------     ------------   ------------     ------------   ------------
Change in shares........       4,556,789     11,826,331         (553,755)       603,499        2,000,610         88,830
                            ============   ============     ============   ============     ============   ============

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks (92.3%)
 Banks (1.2%)
    152,610 Bank One Corp. ......................................   $  5,982,312
                                                                    ------------
 Beverages (2.6%)
    295,084 PepsiCo, Inc. .......................................     13,004,352
                                                                    ------------
 Business Equipment & Services (1.9%)
    216,127 Paychex, Inc. .......................................      9,752,731
                                                                    ------------
 Computers & Peripherals (7.7%)
    300,604 Cisco Systems, Inc. (b)..............................     11,253,862
    166,200 EMC Corp. (b)........................................     12,629,538
    120,470 SanDisk Corp. (b)....................................      3,847,511
    181,134 Sun Microsystems, Inc. (b)...........................      5,535,908
    125,200 Symbol Technologies, Inc. ...........................      5,921,960
                                                                    ------------
                                                                      39,188,779
                                                                    ------------
 Consumer Durable (2.9%)
    321,730 Harley-Davidson, Inc. ...............................     14,603,325
                                                                    ------------
 Diversified Operations (3.8%)
    316,300 Tyco International Ltd. .............................     19,484,080
                                                                    ------------
 Electrical Equipment (3.3%)
    359,303 General Electric Co. ................................     16,527,938
                                                                    ------------
 Electronic Components/Instruments (1.6%)
     58,760 JDS Uniphase Corp. (b)...............................      3,220,783
    126,430 Solectron Corp. (b)..................................      5,038,235
                                                                    ------------
                                                                       8,259,018
                                                                    ------------
 Electronics--Semiconductors (6.2%)
    278,090 Applied Materials, Inc. (b)..........................     13,991,403
     95,530 Intel Corp. .........................................      3,534,610
     66,110 Qlogic Corp. (b).....................................      5,817,680
    198,480 Teradyne, Inc. (b)...................................      8,697,394
                                                                    ------------
                                                                      32,041,087
                                                                    ------------
 Entertainment (0.9%)
    145,100 Walt Disney Co. .....................................      4,418,295
                                                                    ------------
 Environmental Services (1.2%)
    442,470 Republic Services, Inc. (b)..........................      6,083,963
                                                                    ------------
 Financial Services (7.0%)
    309,550 Charles Schwab Corp. ................................      8,175,216
     69,080 Morgan Stanley Dean Witter & Co. ....................      5,854,530
    127,580 Stilwell Financial, Inc. (b).........................      5,544,627
    316,490 Wells Fargo & Co. ...................................     16,302,399
                                                                    ------------
                                                                      35,876,772
                                                                    ------------
 Health Care Facilities (1.5%)
    169,310 Tenet Healthcare Corp. (b)...........................      7,385,302
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Insurance (1.3%)
     80,540 American International Group, Inc. ..................   $  6,847,511
                                                                    ------------
 Insurance--Life & Health (1.2%)
    105,480 AFLAC, Inc. .........................................      6,221,210
                                                                    ------------
 Leisure Products (0.6%)
    142,460 Oakley, Inc. (b).....................................      2,854,898
                                                                    ------------
 Medical Instruments (3.2%)
    128,800 ALZA Corp. (b).......................................      5,332,320
    201,650 Medtronic, Inc. .....................................     10,889,100
                                                                    ------------
                                                                      16,221,420
                                                                    ------------
 Medical Services (0.5%)
     53,770 IMPATH, Inc. (b).....................................      2,439,814
                                                                    ------------
 Medical--Biotechnology (1.9%)
     80,310 Applied Biosystems Group.............................      6,746,040
     94,180 Immunex Corp. (b)....................................      2,884,263
                                                                    ------------
                                                                       9,630,303
                                                                    ------------
 Oil & Gas--Exploration & Production Services (4.0%)
    190,945 El Paso Energy Corp. ................................     12,010,453
     69,700 National-Oilwell, Inc. (b)...........................      2,543,353
    121,360 Weatherford International, Inc. (b)..................      5,932,077
                                                                    ------------
                                                                      20,485,883
                                                                    ------------
 Pharmaceuticals (11.4%)
    116,920 Johnson & Johnson, Inc. .............................     10,888,760
    110,050 King Pharmaceuticals, Inc. (b).......................      4,986,366
     82,142 Lilly (Eli) & Co. ...................................      6,472,790
    120,500 Merck & Co., Inc. ...................................      9,902,690
    273,942 Pfizer, Inc. ........................................     12,368,480
    270,180 Schering-Plough Corp. ...............................     13,617,071
                                                                    ------------
                                                                      58,236,157
                                                                    ------------
 Restaurants (3.4%)
    306,850 Jack in the Box, Inc. (b)............................      8,591,800
    170,850 Starbucks Corp. (b)..................................      8,531,822
                                                                    ------------
                                                                      17,123,622
                                                                    ------------
 Retail (5.9%)
    146,030 Tiffany & Co. .......................................      5,473,204
    253,920 Wal-Mart Stores, Inc. ...............................     14,422,656
    243,490 Walgreen Co. ........................................      9,968,481
                                                                    ------------
                                                                      29,864,341
                                                                    ------------
 Retail--Food Chain (1.8%)
    175,570 Safeway, Inc. (b)....................................      8,896,132
                                                                    ------------
 Retail--General Merchandise (1.9%)
    198,795 Home Depot, Inc. ....................................      9,581,919
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Software & Computer Services (6.4%)
     58,290 Adobe Systems, Inc. (b)..............................   $  2,546,544
    191,760 BroadVision, Inc. (b)................................      2,576,775
     87,050 Macromedia, Inc. (b).................................      2,850,888
    157,000 Microsoft Corp. (b)..................................      9,586,812
     71,000 Siebel Systems, Inc. (b).............................      4,708,188
    105,230 VERITAS Software Corp. (b)...........................      9,983,696
                                                                    ------------
                                                                      32,252,903
                                                                    ------------
 Telecommunications (0.4%)
    286,948 Pac-West Telecomm, Inc. (b)..........................      1,793,425
                                                                    ------------
 Telecommunications--Services & Equipment (5.6%)
     71,060 Corning, Inc. .......................................      4,029,813
    103,820 Nokia Corp., ADR.....................................      3,566,217
    114,720 Nortel Networks Corp. ...............................      4,385,746
    335,520 Palm, Inc. (b).......................................      9,100,979
     98,920 Powerwave Technologies, Inc. (b).....................      3,839,333
     40,550 QUALCOMM, Inc. (b)...................................      3,408,734
                                                                    ------------
                                                                      28,330,822
                                                                    ------------

   Shares                   Security Description                   Market Value
 ---------- ----------------------------------------------------   ------------

 Common Stocks, continued
 Utilities--Gas Distributions (1.0%)
    135,680 Williams Cos., Inc. ................................   $  5,309,158
                                                                   ------------
  Total Common Stocks (Cost $433,849,906)                           468,697,472
                                                                   ------------
 Depositary Receipts (5.3%)
    256,099 Nasdaq 100 Share Index..............................     16,467,166
    107,000 S&P Mid Cap 400 Depositary Receipts.................     10,352,250
                                                                   ------------
  Total Depositary Receipts (Cost $26,760,983)                       26,819,416
                                                                   ------------
 Investment Company (3.2%)
 16,172,832 The One Group Prime Money Market Fund (I Shares)....     16,172,832
                                                                   ------------
  Total Investment Companies
   (Cost $16,172,832)                                                16,172,832
                                                                   ------------
  Total Investments (Cost $476,783,721)
   (a)--100.8%                                                      511,689,720
  Liabilities in excess of other assets--(0.8)%                      (3,999,650)
                                                                   ------------
  Net Assets--100.0%                                               $507,690,070
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation.......... $ 90,785,032
   Unrealized
    depreciation..........  (55,879,033)
                           ------------
   Net unrealized
    appreciation.......... $ 34,905,999
                           ============

(b) Non-income producing security.
ADR--American Depository Receipt
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------

 Common Stocks (95.6%)
 Airlines (0.5%)
    34,290 Southwest Airlines Co. ...............................   $  1,074,306
                                                                    ------------
 Automotive (0.9%)
    73,261 Ford Motor Co. .......................................      2,065,228
                                                                    ------------
 Banks (1.1%)
    60,450 FleetBoston Financial Corp. ..........................      2,619,903
                                                                    ------------
 Beverages (2.4%)
    46,530 Anheuser Busch Cos., Inc. ............................      2,017,541
    80,995 PepsiCo, Inc. ........................................      3,569,449
                                                                    ------------
                                                                       5,586,990
                                                                    ------------
 Business Equipment & Services (2.2%)
    96,930 Deluxe Corp. .........................................      2,034,561
    67,995 Paychex, Inc. ........................................      3,068,274
                                                                    ------------
                                                                       5,102,835
                                                                    ------------
 Computers & Peripherals (8.3%)
   190,350 Cisco Systems, Inc. (b)...............................      7,126,227
    83,130 EMC Corp. (b).........................................      6,317,049
   125,760 Sun Microsystems, Inc. (b)............................      3,843,540
    37,540 Symbol Technologies, Inc. ............................      1,775,642
                                                                    ------------
                                                                      19,062,458
                                                                    ------------
 Consumer Durable (0.5%)
    26,640 Harley-Davidson, Inc. ................................      1,209,190
                                                                    ------------
 Consumer Goods & Services (1.0%)
    20,850 Clorox Co. ...........................................        703,688
    23,720 Procter & Gamble Co. .................................      1,704,044
                                                                    ------------
                                                                       2,407,732
                                                                    ------------
 Diversified Operations (2.9%)
   108,290 Tyco International Ltd. ..............................      6,670,664
                                                                    ------------
 Electrical Equipment (5.8%)
    37,380 Artesyn Technologies, Inc. (b)........................        934,500
   135,790 General Electric Co. .................................      6,246,340
    69,680 Sanmina Corp. (b).....................................      3,388,190
   131,490 Vishay Intertechnology, Inc. (b)......................      2,866,482
                                                                    ------------
                                                                      13,435,512
                                                                    ------------
 Electronic Components/Instruments (2.6%)
    38,600 Flextronics International Ltd. (b)....................      1,471,625
   115,830 Solectron Corp. (b)...................................      4,615,826
                                                                    ------------
                                                                       6,087,451
                                                                    ------------
 Electronics--Semiconductors (4.4%)
    44,480 Altera Corp. (b)......................................      1,345,520
    41,620 Applied Materials, Inc. (b)...........................      2,094,006
    40,200 Teradyne, Inc. (b)....................................      1,761,564
   116,660 Texas Instruments, Inc. ..............................      5,109,708
                                                                    ------------
                                                                      10,310,798
                                                                    ------------

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------

 Common Stocks, continued
 Entertainment (1.4%)
    60,180 AOL Time Warner, Inc. (b).............................   $  3,163,061
                                                                    ------------
 Financial Services (12.6%)
    78,285 Alliance Capital Management Holding L.P. .............      4,548,359
    52,970 Capital One Financial Corp. ..........................      3,338,169
    84,885 J.P. Morgan Chase & Co. ..............................      4,667,826
    36,130 MGIC Investment Corp. ................................      2,077,114
    69,750 Morgan Stanley Dean Witter & Co. .....................      5,911,312
   155,410 Stilwell Financial, Inc. (b)..........................      6,754,118
    34,870 Wells Fargo & Co. ....................................      1,796,154
                                                                    ------------
                                                                      29,093,052
                                                                    ------------
 Health Care (0.6%)
    14,280 WellPoint Health Networks, Inc. (b)...................      1,377,592
                                                                    ------------
 Insurance (2.7%)
    52,525 American International Group, Inc. ...................      4,465,675
    16,870 Marsh & McLennan Cos., Inc. ..........................      1,824,491
                                                                    ------------
                                                                       6,290,166
                                                                    ------------
 Insurance--Life & Health (0.5%)
    19,150 AFLAC, Inc. ..........................................      1,129,467
                                                                    ------------
 Leisure--Recreation, Gaming (0.7%):
    48,260 Carnival Corp. .......................................      1,556,868
                                                                    ------------
 Medical Instruments (0.9%)
    26,190 ALZA Corp. (b)........................................      1,084,266
    20,820 Medtronic, Inc. ......................................      1,124,280
                                                                    ------------
                                                                       2,208,546
                                                                    ------------
 Medical Supplies (1.0%)
    26,010 Baxter International, Inc. ...........................      2,285,759
                                                                    ------------
 Medical--Biotechnology (2.8%)
    24,490 Amgen, Inc. (b).......................................      1,721,953
    20,050 Applied Biosystems Group..............................      1,684,200
    41,780 Waters Corp. (b)......................................      3,072,084
                                                                    ------------
                                                                       6,478,237
                                                                    ------------
 Oil & Gas--Exploration & Production Services (3.2%)
    34,010 Exxon Mobil Corp. ....................................      2,861,941
    20,190 Noble Drilling Corp. (b)..............................        910,973
    33,470 Ocean Energy, Inc. ...................................        582,713
    19,590 Schlumberger Ltd. ....................................      1,504,512
    55,960 Ultramar Diamond Shamrock Corp. ......................      1,599,337
                                                                    ------------
                                                                       7,459,476
                                                                    ------------
 Pharmaceuticals (7.8%)
    23,860 Bristol-Myers Squibb Co. .............................      1,476,695
    62,640 Elan Corp., PLC, ADR (b)..............................      3,144,528
    13,970 Johnson & Johnson, Inc. ..............................      1,301,026
    28,750 Lilly (Eli) & Co. ....................................      2,265,500

                                   Continued

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

                                  Security
  Shares                         Description                        Market Value
  ------   ------------------------------------------------------   ------------

 Common Stocks, continued
 Pharmaceuticals, continued
    14,180 Merck & Co., Inc. ....................................   $  1,165,312
   103,996 Pfizer, Inc. .........................................      4,695,420
    82,110 Schering-Plough Corp. ................................      4,138,344
                                                                    ------------
                                                                      18,186,825
                                                                    ------------
 Publishing (1.3%)
    49,040 McGraw-Hill Cos., Inc. ...............................      3,131,204
                                                                    ------------
 Real Estate (1.7%)
    72,570 Franchise Finance Corp. of America....................      1,683,624
   103,680 Healthcare Realty Trust, Inc. ........................      2,309,990
                                                                    ------------
                                                                       3,993,614
                                                                    ------------
 Restaurants (1.6%)
    44,790 Brinker International, Inc. (b).......................      1,162,748
    53,348 Starbucks Corp. (b)...................................      2,664,066
                                                                    ------------
                                                                       3,826,814
                                                                    ------------
 Retail (7.9%)
   101,950 Costco Wholesale Corp. (b)............................      4,715,188
    41,345 Kohl's Corp. (b)......................................      2,935,495
    35,110 Lowe's Cos., Inc. ....................................      1,876,630
    64,850 Men's Wearhouse, Inc. (b).............................      2,054,448
   119,090 Wal-Mart Stores, Inc. ................................      6,764,311
                                                                    ------------
                                                                      18,346,072
                                                                    ------------
 Retail--Food Chain (0.6%)
    28,800 Safeway, Inc. (b).....................................      1,459,296
                                                                    ------------
 Savings & Loans (1.5%)
    61,740 Dime Bancorp, Inc. ...................................      1,709,581
    37,313 Washington Mutual, Inc. ..............................      1,800,352
                                                                    ------------
                                                                       3,509,933
                                                                    ------------
 Software & Computer Services (3.9%)
    33,870 Computer Associates International, Inc................      1,219,659
    42,440 Microsoft Corp. (b)...................................      2,591,493
   128,130 Oracle Corp. (b)......................................      3,731,785
     9,410 Siebel Systems, Inc. (b)..............................        624,001
     9,330 Veritas Software Corp. (b)............................        885,184
                                                                    ------------
                                                                       9,052,122
                                                                    ------------

                                  Security
  Shares                        Description                        Market Value
  ------   -----------------------------------------------------   ------------

 Common Stocks, continued
 Telecommunications--Services & Equipment (7.1%)
    58,090 ADC Telecommunications, Inc. (b).....................   $    845,936
    70,440 Corning, Inc. .......................................      3,994,652
   108,470 MasTec, Inc. (b).....................................      2,075,031
   136,670 Nortel Networks Corp. ...............................      5,224,894
    66,560 Tellabs, Inc. (b)....................................      4,313,920
                                                                   ------------
                                                                     16,454,433
                                                                   ------------
 Utilities--Gas Distributions (0.4%)
    25,670 Williams Cos., Inc. .................................      1,004,467
                                                                   ------------
 Utilities--Telecommunications (2.8%)
    75,100 ALLTEL Corp. ........................................      4,444,418
    38,026 Verizon Communications...............................      2,089,529
                                                                   ------------
                                                                      6,533,947
                                                                   ------------
  Total Common Stocks (Cost $174,316,735)                           222,174,018
                                                                   ------------
 Warrant (0.0%)
 Savings & Loans (0.0%)
    59,550 Dime Bancorp, Inc. ..................................         14,888
                                                                   ------------
  Total Warrant (Cost $0)                                                14,888
                                                                   ------------
 Depositary Receipts (2.2%)
    37,860 S&P 500 Depositary Receipt...........................      5,187,577
                                                                   ------------
  Total Depositary Receipts (Cost $5,373,829)                         5,187,577
                                                                   ------------
 Investment Companies (2.2%)
 5,206,779 The One Group Prime Money Market Fund (I Shares).....      5,206,779
                                                                   ------------
  Total Investment Company (Cost $5,206,779)                          5,206,779
                                                                   ------------
  Total Investments (Cost $184,897,343)
   (a)--100.0%                                                      232,583,262
  Liabilities in excess of other assets--0.0%                           (38,808)
                                                                   ------------
  Total Net Assets--100.0%                                         $232,544,454
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized
    appreciation.......... $ 59,113,984
   Unrealized
    depreciation..........  (11,428,065)
                           ------------
   Net unrealized
    appreciation.......... $ 47,685,919
                           ============

(b) Non-income producing security.
ADR--American Depositary Receipt
N.V.--Naamloze Vennootschaap (Dutch Corp.)
PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks (93.2%)
 Hong Kong (39.5%)
 Banks (8.9%)
     94,000 Dao Heng Bank Group Ltd..............................   $    514,648
  1,072,000 HKCB Bank Holding Co. Ltd............................        384,864
     90,000 HSBC Holdings PLC....................................      1,402,081
                                                                    ------------
                                                                       2,301,593
                                                                    ------------
 Computers & Peripherals (2.1%)
    600,000 Legend Holdings Ltd..................................        550,062
                                                                    ------------
 Diversified--Conglomerates, Holding Companies (8.2%)
    132,300 Hutchison Whampoa Ltd. ..............................      1,738,752
     52,000 Swire Pacific Ltd., Class A..........................        385,043
                                                                    ------------
                                                                       2,123,795
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (0.9%)
  1,600,000 China Petroleum & Chemical Corp. (b).................        229,769
                                                                    ------------
 Real Estate (6.6%)
     35,000 Cheung Kong Holdings Ltd.............................        464,475
     96,000 Henderson Land Development Co. Ltd...................        509,596
     70,000 Sun Hung Kai Properties Ltd..........................        727,005
                                                                    ------------
                                                                       1,701,076
                                                                    ------------
 Retail (2.3%)
  1,020,000 Giordano International Ltd...........................        581,989
                                                                    ------------
 Telecommunications (5.9%)
    240,000 China Mobile Ltd. (b)................................      1,532,480
                                                                    ------------
 Television (3.5%)
    160,000 Television Broadcasts Ltd............................        908,820
                                                                    ------------
 Textile/Apparel (1.1%)
    148,000 Li & Fung Ltd........................................        287,494
                                                                    ------------
                                                                      10,217,078
                                                                    ------------
 Malaysia (2.5%)
 Banks (0.9%)
     65,000 Malayan Banking Berhad...............................        230,920
                                                                    ------------
 Diversified--Conglomerates, Holding Companies (1.6%)
    150,000 Genting Berhad.......................................        410,525
                                                                    ------------
                                                                         641,445
                                                                    ------------
 Singapore (15.0%)
 Banks (5.2%)
     61,000 DBS Group Holdings Ltd. .............................        685,674
     86,000 Oversea-Chinese Banking Corp., Ltd...................        631,306
                                                                    ------------
                                                                       1,316,980
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Singapore, continued
 Electrical & Electronic (2.6%)
     71,000 Venture Manufacturing Ltd............................   $    679,996
                                                                    ------------
 Engineering Services (3.0%)
    500,000 Singapore Technologies Engineering...................        782,825
                                                                    ------------
 Financial Services (1.1%)
    353,000 Singapore Exchange Ltd. (b)..........................        281,398
                                                                    ------------
 Publishing (2.0%)
     40,000 Singapore Press Holdings Ltd.........................        527,618
                                                                    ------------
 Semiconductors (1.1%)
     82,000 Chartered Semiconductor Manufacturing Ltd. (b).......        284,512
                                                                    ------------
                                                                       3,873,329
                                                                    ------------
 South Korea (17.4%)
 Banks (5.4%)
     70,000 Kookmin Bank.........................................      1,016,308
     35,000 Shinhan Bank.........................................        381,464
                                                                    ------------
                                                                       1,397,772
                                                                    ------------
 Electrical & Electronic (6.9%)
     10,000 Samsung Electronics..................................      1,750,199
                                                                    ------------
 Retail (2.4%)
     12,495 Shinsegae Department Store Co. ......................        625,247
                                                                    ------------
 Telecommunications (1.8%)
     12,000 Korea Telecom Freetel (b)............................        471,599
                                                                    ------------
 Utilities--Electric (0.9%)
     11,600 Korea Electric Power Corp............................        240,859
                                                                    ------------
                                                                       4,485,676
                                                                    ------------
 Taiwan (18.8%)
 Computers & Peripherals (3.8%)
    110,000 Asustek Computer, Inc................................        490,965
    258,000 Compal Electronics, Inc..............................        482,131
                                                                    ------------
                                                                         973,096
                                                                    ------------
 Electrical & Electronic (3.7%)
     80,000 Ambit Microsystems Corp. (c).........................        427,490
     80,000 Hon Hai Precision Industry Co. Ltd. (c)..............        523,861
                                                                    ------------
                                                                         951,351
                                                                    ------------
 Semiconductors (11.3%)
    150,000 Compeq Manufacturing Co. Ltd. (b) (c)................        704,248
    115,000 Elan Microelectronics Corp...........................        301,931
    120,000 Sunplus Technology Co. Ltd...........................        593,050

                                   Continued

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Taiwan, continued
 Semiconductors, continued
    220,000 Taiwan Semiconductor Manufacturing Co. Ltd. (b)......   $    716,912
    330,000 United Microelectronics Corp. (b)....................        606,487
                                                                    ------------
                                                                       2,922,628
                                                                    ------------
                                                                       4,847,075
                                                                    ------------
 Total Common Stocks (Cost $23,873,723)                               24,064,603
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Cash Sweep (4.1%)
 United States (4.1%):
  1,054,500 Union Bank of California Money Market................   $  1,054,500
                                                                    ------------
 Total Cash Sweep (Cost $1,054,500)                                    1,054,500
                                                                    ------------
 Total Investments (Cost $24,928,223) (a)--97.3%                      25,119,103
 Other assets in excess of liabilities--2.7%                             688,654
                                                                    ------------
 Net Assets--100.0%                                                 $ 25,807,757
                                                                    ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $ 2,175,775
   Unrealized depreciation..  (1,984,895)
                             -----------
   Net unrealized
    appreciation............ $   190,880
                             ===========

(b)  Non-income producing security.
(c) All or a portion of security is restricted as to the resale to institutional investors.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Corporate Bonds (46.3%)
 Banking--Foreign (2.3%)
 $  250,000 Bayerische Landesbank-NY, 5.75%, 2/28/01.............   $    249,857
  2,250,000 Bayerische Landesbank-NY, 5.88%, 12/1/08.............      2,168,438
  3,000,000 Swiss Bank Corp.-NY, 6.75%, 7/15/05..................      3,086,249
                                                                    ------------
                                                                       5,504,544
                                                                    ------------
 Brokerage Services (2.1%)
  4,000,000 Goldman Sachs Group, Inc., 6.88%, 1/15/11............      4,055,000
    825,000 Merrill Lynch & Co., Inc., 7.15%, 7/30/12............        819,844
                                                                    ------------
                                                                       4,874,844
                                                                    ------------
 Business Equipment & Services (0.8%)
  2,000,000 Pitney Bowes, Inc., 5.95%, 2/1/05....................      1,987,500
                                                                    ------------
 Electric Utility (2.2%)
  5,000,000 WPS Resources Corp., 7.00%, 11/1/09..................      5,168,750
                                                                    ------------
 Finance (1.1%)
  1,350,000 Ford Motor Credit Co., 7.50%, 3/15/05................      1,400,625
  1,125,000 Ford Motor Credit Co., 7.57%, 5/16/05................      1,127,813
                                                                    ------------
                                                                       2,528,438
                                                                    ------------
 Financial Services (4.3%)
  1,200,000 Associates Corp. N.A., 7.95%, 2/15/10................      1,278,000
  4,000,000 Citigroup, Inc., 6.50%, 1/18/11......................      4,020,000
  1,000,000 General Electric Capital Corp., 8.09%, 4/1/04........      1,067,500
  3,000,000 General Electric Capital Corp., 8.63%, 6/15/08.......      3,438,750
     50,000 IBM Credit Corp., 7.00%, 1/28/02, MTN................         50,938
    400,000 Pitney Bowes Credit Corp., 6.80%, 10/1/01............        404,000
                                                                    ------------
                                                                      10,259,188
                                                                    ------------
 Food Processing & Packaging (0.9%)
  2,000,000 Sysco Corp., 7.25%, 4/15/07..........................      2,135,000
                                                                    ------------
 Foreign Trade & International Banking
  Institutions (1.8%)
  3,950,000 LB Baden-Wauerttemberg, 7.88%, 4/15/04...............      4,177,125
                                                                    ------------
 Household Products (2.3%)
  4,700,000 Proctor & Gamble, 8.50%, 8/10/09.....................      5,422,625
                                                                    ------------

 Principal
   Amount                   Security Description                   Market Value
 ---------- ----------------------------------------------------   ------------

 Corporate Bonds, continued
 Insurance (7.0%)
 $4,400,000 GE Global Insurance Corp., 7.75%, 6/15/30...........   $  4,949,999
  1,550,000 GEICO Corp., 7.50%, 4/15/05.........................      1,633,313
  5,000,000 Hartford Financial Services Group, 7.75%, 6/15/05...      5,331,249
  2,000,000 John Hancock Global Funding Group, 7.90%, 7/2/10
             (b)................................................      2,195,000
  1,500,000 MBIA, Inc., 9.00%, 2/15/01..........................      1,500,922
    125,000 MBIA, Inc., 8.20%, 10/1/22..........................        129,844
  1,000,000 St. Paul Cos., Inc., 7.29%, 8/28/07.................      1,043,750
                                                                   ------------
                                                                     16,784,077
                                                                   ------------
 Machinery--Electrical (2.3%)
  5,000,000 Emerson Electric Co., 7.88%, 6/1/05.................      5,418,750
                                                                   ------------
 Medical Supplies (1.7%)
  3,950,000 Becton, Dickinson & Co., 7.15%, 10/1/09.............      4,098,125
                                                                   ------------
 Medical--Drugs (0.5%)
  1,145,000 Zeneca Wilmington, 6.30%, 6/15/03...................      1,170,763
                                                                   ------------
 Oil & Gas--Exploration & Production Services (3.2%)
    800,000 Amoco Argentina, 6.63%, 9/15/05.....................        820,000
  3,125,000 Amoco Canada, 7.25%, 12/01/02.......................      3,226,562
  1,450,000 Amoco Canada, 7.95%, 10/1/22........................      1,553,313
  1,260,000 Shell Oil Co., 6.70%, 8/15/02.......................      1,293,075
    650,000 Societe Nationale Elf Aquitaine, 8.00%, 10/15/01....        662,188
                                                                   ------------
                                                                      7,555,138
                                                                   ------------
 Pharmaceuticals (2.4%)
  5,000,000 Johnson & Johnson, 8.72%, 11/1/24...................      5,675,000
                                                                   ------------
 Publishing (1.5%)
  3,397,000 Times Mirror Co., 7.45%, 10/15/09...................      3,537,126
                                                                   ------------
 Restaurants (1.0%)
  2,400,000 McDonald's Corp., 6.50%, 8/1/07.....................      2,466,000
                                                                   ------------
 Retail (2.1%)
  1,900,000 Wal-Mart Stores, Inc., 8.00%, 9/15/06...............      2,099,500
  2,500,000 Wal-Mart Stores, Inc., 8.85%, 1/2/15................      2,900,875
                                                                   ------------
                                                                      5,000,375
                                                                   ------------
 Supranational Agency (6.6%)
  3,009,000 Asian Development Bank, 6.50%, 9/21/02..............      3,065,419
  3,000,000 Asian Development Bank, 6.13%, 3/9/04...............      3,045,000

                                   Continued

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)



 Principal
   Amount                   Security Description                   Market Value
 ---------- ----------------------------------------------------   ------------

 Corporate Bonds, continued
 Supranational Agency, continued
 $3,550,000 Interamerica Development Bank, 8.50%, 3/15/11.......   $  4,215,625
  5,200,000 Interamerica Development Bank, 6.80%, 10/15/25......      5,427,499
    112,000 International Bank for Reconstruction & Development,
             0.00%, 8/15/01.....................................        108,640
                                                                   ------------
                                                                     15,862,183
                                                                   ------------
 Telecommunications (0.2%)
    400,000 BellSouth Corp., 6.00%, 6/15/02.....................        402,500
                                                                   ------------
  Total Corporate Bonds (Cost $105,086,098)                         110,028,051
                                                                   ------------
 Private Placement (3.4%)
 Insurance (2.1%)
  5,000,000 Monumental Global Funding, 6.05%, 1/19/06 (b).......      5,012,500
                                                                   ------------
 Machinery--Farm (1.3%):
  3,000,000 New Holland Equipment Receivables Trust, 6.80%,
             12/15/07 (b).......................................      3,070,280
                                                                   ------------
  Total Private Placement (Cost $7,995,485)                           8,082,780
                                                                   ------------
 U.S. Government Agencies (17.4%)
 Federal Home Loan Bank (2.1%)
    560,000 5.58%, 2/23/01......................................        559,886
    100,000 6.41%, 4/10/01......................................        100,227
  1,000,000 5.88%, 9/17/01......................................      1,004,680
  3,000,000 7.63%, 5/14/10......................................      3,382,500
                                                                   ------------
                                                                      5,047,293
                                                                   ------------
 Federal Home Loan Mortgage Corp. (0.1%)
    325,000 6.75%, 5/30/06......................................        344,331
                                                                   ------------
 Federal National Mortgage Association (11.4%)
    250,000 6.59%, 5/24/01, MTN.................................        251,070
  5,000,000 7.00%, 12/27/02.....................................      5,000,250
    175,000 8.00%, 12/7/04......................................        176,750
  2,100,000 7.69%, 9/13/06......................................      2,134,167
  1,325,000 6.76%, 7/16/07......................................      1,344,186

   Shares
     or
  Principal
   Amount                    Security Description                   Market Value
 ----------- ----------------------------------------------------   ------------

 U.S. Government Agencies, continued
 Federal National Mortgage Association, continued
 $16,650,000 6.00%, 5/15/08......................................   $ 16,952,530
   1,000,000 6.88%, 9/10/12......................................      1,036,390
                                                                    ------------
                                                                      26,895,343
                                                                    ------------
 Private Export Funding (3.8%)
     565,000 7.11%, 4/15/07......................................        609,494
   5,000,000 6.49%, 7/15/07......................................      5,231,250
   3,100,000 6.67%, 9/15/09......................................      3,274,375
                                                                    ------------
                                                                       9,115,119
                                                                    ------------
  Total U.S. Government Agencies (Cost $40,499,286)                   41,402,086
                                                                    ------------
 U.S. Treasury Bonds (18.2%)
  19,200,000 7.25%, 5/15/16......................................     22,513,920
   8,000,000 7.88%, 2/15/21......................................     10,140,800
   9,900,000 6.25%, 8/15/23......................................     10,668,834
                                                                    ------------
  Total U.S. Treasury Bonds (Cost $40,223,982)                        43,323,554
                                                                    ------------
 U.S. Treasury Notes (12.0%)
   1,300,000 7.75%, 2/15/01......................................      1,300,885
     980,000 8.00%, 5/15/01......................................        988,457
   3,000,000 6.00%, 8/15/04......................................      3,112,200
   5,000,000 7.25%, 8/15/04......................................      5,386,700
   1,000,000 7.50%, 2/15/05......................................      1,094,450
   8,815,000 6.50%, 5/15/05......................................      9,357,123
   6,000,000 6.63%, 5/15/07......................................      6,502,260
     800,000 5.75%, 8/15/10......................................        836,048
                                                                    ------------
  Total U.S. Treasury Notes (Cost $27,367,261)                        28,578,123
                                                                    ------------
 Investment Company (1.1%)
   2,501,531 The One Group Prime Money Market Fund (I Shares)....      2,501,531
                                                                    ------------
  Total Investment Company
   (Cost $2,501,531)                                                   2,501,531
                                                                    ------------
  Total Investments (Cost $223,673,643)
   (a)--98.4%                                                        233,916,125
  Other assets in excess of liabilities--1.6%                          3,812,884
                                                                    ------------
  Net Assets--100.0%                                                $237,729,009
                                                                    ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $10,419,166
   Unrealized depreciation..    (176,684)
                             -----------
   Net unrealized
    appreciation............ $10,242,482
                             ===========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
MTN--Medium Term Note
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Ultra Short Government Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)



  Principal                         Security                           Market
   Amount                         Description                           Value
 ----------- -----------------------------------------------------   -----------

 U.S. Government Agencies (93.2%)
 Federal Farm Credit Bank (11.7%)
 $    73,000 6.44%, 8/15/01.......................................   $    71,027
   5,000,000 6.00%, 10/1/01.......................................     5,029,150
   2,000,000 6.88%, 5/1/02........................................     2,045,000
   1,000,000 5.64%, 8/19/02.......................................     1,008,380
     100,000 5.72%, 2/4/03........................................       101,221
   1,100,000 5.70%, 6/18/03.......................................     1,111,000
      35,000 5.38%, 9/11/03.......................................        35,056
     500,000 6.40%, 10/20/03......................................       516,250
                                                                     -----------
                                                                       9,917,084
                                                                     -----------
 Federal Home Loan Bank (76.7%)
  17,217,000 4.99%, 2/1/01........................................    17,214,612
      35,000 5.49%, 2/1/01........................................        34,999
     500,000 6.55%, 2/15/01.......................................       500,005
     485,000 6.33%, 2/23/01.......................................       483,171
   3,000,000 6.26%, 3/12/01.......................................     2,982,787
   4,000,000 6.30%, 4/6/01........................................     3,960,000
     100,000 6.66%, 4/6/01........................................       100,250
      85,000 5.52%, 4/9/01........................................        85,051
      15,000 5.12%, 5/4/01........................................        14,996
   3,000,000 6.39%, 7/20/01.......................................     2,928,750
     565,000 5.50%, 8/13/01.......................................       566,102
     300,000 5.88%, 8/15/01.......................................       301,182
     100,000 7.26%, 9/6/01........................................       101,246
      60,000 5.42%, 9/10/01.......................................        60,008
   1,000,000 5.88%, 9/17/01.......................................     1,004,680
     250,000 5.38%, 10/5/01.......................................       249,983
     450,000 5.23%, 10/26/01......................................       449,820
     165,000 5.31%, 12/24/01......................................       164,967
   4,150,000 5.18%, 2/19/02.......................................     4,156,971
     300,000 6.03%, 3/20/02.......................................       300,087
     400,000 6.00%, 3/27/02.......................................       400,116
   7,000,000 6.75%, 5/1/02........................................     7,146,649
     175,000 6.69%, 5/28/02.......................................       178,719
     425,000 6.00%, 8/15/02.......................................       431,303
   2,000,000 6.75%, 8/15/02.......................................     2,052,500
   1,750,000 7.00%, 8/15/02.......................................     1,802,500
     110,000 7.03%, 8/21/02.......................................       111,100

   Shares
     or
  Principal                                                           Market
   Amount                    Security Description                      Value
  ---------  ----------------------------------------------------   -----------

 U.S. Government Agencies, continued
 Federal Home Loan Bank, continued
 $    80,000 6.23%, 8/26/02......................................   $    81,476
   3,000,000 5.13%, 1/13/03......................................     3,007,500
   2,000,000 5.40%, 1/15/03......................................     2,014,620
   2,000,000 5.53%, 1/15/03......................................     2,019,420
     300,000 5.37%, 1/16/03......................................       302,031
     350,000 5.72%, 7/9/03.......................................       355,219
   1,270,000 5.58%, 9/2/03.......................................     1,284,948
   3,500,000 6.38%, 11/14/03.....................................     3,612,350
   1,470,000 5.64%, 11/17/03.....................................     1,469,045
     345,000 5.51%, 12/29/03.....................................       344,210
   3,000,000 5.38%, 1/5/04.......................................     3,018,750
                                                                    -----------
                                                                     65,292,123
                                                                    -----------
 Tennessee Valley Authority (4.8%)
     150,000 6.50%, 8/20/01......................................       150,750
   2,050,000 6.00%, 9/24/02......................................     2,080,750
   1,870,000 6.13%, 7/15/03......................................     1,884,025
                                                                    -----------
                                                                      4,115,525
                                                                    -----------
  Total U.S. Government Agencies (Cost $78,371,151)                  79,324,732
                                                                    -----------
 U.S. Treasury Notes (3.5%)
   3,000,000 6.38%, 3/31/01......................................     3,006,268
                                                                    -----------
 Total U.S. Treasury Notes (Cost $2,999,297)                          3,006,268
                                                                    -----------
 U.S. Treasury Bills (2.4%)
   2,000,000 2/1/01..............................................     1,999,677
                                                                    -----------
  Total U.S. Treasury Bills (Cost $2,000,000)                         1,999,677
                                                                    -----------
 Investment Company (0.0%)
         178 The One Group U.S. Treasury  Securities Money Market
             Fund  (Fiduciary Shares)............................           178
                                                                    -----------
  Total Investment Company (Cost $178)                                      178
                                                                    -----------
  Total Investments (Cost $83,370,626) (a)--99.1%                    84,330,855
  Other assets in excess of liabilities--0.9%                           752,367
                                                                    -----------
  Net Assets--100.0%                                                $85,083,222
                                                                    ===========

--------
(a) Represents Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $962,939
   Unrealized depreciation.....    (2,710)
                                 --------
   Net unrealized appreciation.  $960,229
                                 ========

                       See Notes to Financial Statements.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Treasury Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)



 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------  ------------------------------------------------------   -----------

 U.S. Treasury Notes (79.9%)
 $  600,000 6.125%, 12/31/01......................................   $   607,374
  2,000,000 6.375%, 8/15/02.......................................     2,050,120
  3,235,000 6.25%, 8/31/02........................................     3,310,634
  3,500,000 6.25%, 2/15/03........................................     3,604,195
    500,000 5.875%, 2/15/04.......................................       515,060
  1,800,000 6.50%, 5/15/05........................................     1,910,700
  3,200,000 6.50%, 8/15/05........................................     3,405,920
  3,700,000 6.25%, 2/15/07........................................     3,934,063
  1,000,000 7.625%, 2/15/07.......................................     1,027,690
                                                                     -----------
  Total U.S. Treasury Notes (Cost $19,802,074)                        20,365,756
                                                                     -----------

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $774,034
   Unrealized depreciation.....      (126)
                                 --------
   Net unrealized appreciation.  $773,908
                                 ========

   Shares
     or
 Principal                         Security                           Market
   Amount                        Description                           Value
 ---------  -----------------------------------------------------   -----------

 U.S. Government Agencies (17.8%)
 Federal Home Loan Bank (17.8%)
 $  909,000 4.99%, 2/1/01........................................   $   908,874
    100,000 6.00%, 11/12/04......................................        99,995
  3,500,000 5.80%, 9/2/08........................................     3,515,575
                                                                    -----------
  Total U.S. Government Agencies
   (Cost $4,314,218)                                                  4,524,444
                                                                    -----------
 Investment Company (0.0%)
        562 The One Group U.S. Treasury  Securities Money Market
            Fund  (Fiduciary Shares).............................           562
                                                                    -----------
  Total Investment Company (Cost $562)                                      562
                                                                    -----------
  Total Investments (Cost $24,116,854) (a)--97.7%                    24,890,762
  Other assets in excess of liabilities--2.3%                           591,805
                                                                    -----------
  Net Assets--100.0%                                                $25,482,567
                                                                    ===========

                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

  Principal
   Amount                    Security Description                  Market Value
  ---------  ---------------------------------------------------   ------------

 Alternative Minimum Tax Paper (14.3%)
 Hawaii (14.3%)
 $ 1,075,000 Hawaii Airport System Revenue, 7.00%, 7/1/10, FGIC.   $  1,109,088
  15,375,000 Hawaii Airport System Revenue, Second Series 6.90%,
              7/1/12, MBIA......................................     18,411,562
   1,890,000 Hawaii Airport System Revenue, Second Series 7.00%,
              7/1/18, MBIA......................................      1,945,169
     275,000 Hawaii Airport System Revenue, Second Series 6.75%,
              7/1/21, Prerefunded 7/1/01 @ 102, MBIA............        284,028
   1,225,000 Hawaii Airports System Revenue, Second Series
              6.75%, 7/1/21, Callable 7/1/01 @ 102, MBIA........      1,257,377
  11,000,000 Hawaii Department of Budget & Finance, Special
              Purpose Mortgage Revenue, Hawaii Electric Co.,
              Series A, 6.60%, 1/1/25, MBIA.....................     11,742,499
   2,145,000 Hawaii Department of Budget & Finance, Special
              Purpose Mortgage Revenue, Hawaiian Electric Co. &
              Subsidiaries, 6.55%, 12/1/22, MBIA................      2,238,844
   3,000,000 Hawaii Department of Budget & Finance, Special
              Purpose Revenue, Hawaii Electric Co., 5.70%,
              7/1/20, AMBAC.....................................      3,101,250
   5,000,000 Hawaii Department of Budget & Finance, Special
              Purpose Revenue, Hawaii Electric Co., Series A,
              6.20%, 5/1/26, MBIA...............................      5,281,250
   7,200,000 Hawaii Department of Budget & Finance, Special
              Purpose Revenue, Hawaii Electric Co., Series A,
              5.65%, 10/1/27, MBIA..............................      7,380,000
   2,650,000 Hawaii Harbor Capital Improvement Revenue, 6.10%,
              7/1/07, FGIC......................................      2,858,688
   1,350,000 Hawaii Harbor Capital Improvement Revenue, 6.50%,
              7/1/19, FGIC......................................      1,405,688
   4,660,000 Hawaii Harbor Capital Improvement Revenue, 6.38%,
              7/1/24, FGIC......................................      4,904,650

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Alternative Minimum Tax Paper, continued
 Hawaii, continued
 $3,835,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Revenue, Series A, 6.00%, 7/1/26...   $  3,902,113
                                                                   ------------
  Total Alternative Minimum Tax Paper
   (Cost $60,133,829)                                                65,822,206
                                                                   ------------
 Municipal Bonds (84.6%)
 Arizona (1.3%)
  1,000,000 Arizona Unified School District, Maricopa County,
             GO, 5.40%, 7/1/12..................................      1,047,500
  2,150,000 Phoenix Civic Improvement Corp., 5.25%, 7/1/16,
             Callable 7/1/07 @ 100, MBIA........................      2,195,688
  2,750,000 Scottsdale, GO, 5.75%, 7/1/17, Callable 7/1/09 @
             100................................................      2,925,313
                                                                   ------------
                                                                      6,168,501
                                                                   ------------
 California (1.6%)
  3,725,000 Northern California Transmission, Oregon
             Transmission Project, Series A, 7.00%, 5/1/13,
             MBIA...............................................      4,660,906
  2,745,000 San Francisco City & County Airport Community,
             International Airport Revenues, 5.63%, 5/1/21,
             Callable 5/1/06 @ 101, FGIC........................      2,851,369
                                                                   ------------
                                                                      7,512,275
                                                                   ------------
 Colorado (0.2%)
    365,000 Adams & Arapahoe County, 5.35%, 12/1/15.............        386,900
    600,000 Adams & Arapahoe County, GO, 5.35%, 12/1/15, FGIC...        623,250
     35,000 Adams & Arapahoe County, GO, 5.35%, 12/1/15, Pre-
             refunded 12/1/06 @ 102, FGIC.......................         38,238
                                                                   ------------
                                                                      1,048,388
                                                                   ------------
 Florida (5.8%)
  2,500,000 Florida State Board of Education Capital, GO, Series
             D, 5.75%, 6/1/22, Callable 6/1/10 @ 101............      2,634,375
  3,000,000 Florida State, Board of Education, Series C, 5.88%,
             6/1/20, Callable 6/1/10 @ 101......................      3,213,750

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Florida, continued
 $5,000,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, 5.50%, 7/1/17, FGIC..   $  5,181,249
  3,500,000 Florida State, Turnpike Authority Revenue,
             Department of Transportation, Series A, 5.75%,
             7/1/17, Callable 7/1/10 @101.......................      3,745,000
  2,000,000 Miami-Dade County Revenue Bond, 6.00%, 7/1/20,
             Callable 7/1/10 @ 101..............................      2,177,500
  4,875,000 Orange County, Public Tax Service, 6.00%, 10/1/24,
             FGIC...............................................      5,179,687
  3,725,000 Orlando, Utilities Community Water & Electric
             Revenue Refunding, Series D, 6.75%, 10/1/17........      4,497,938
                                                                   ------------
                                                                     26,629,499
                                                                   ------------
 Georgia (2.8%)
  6,810,000 Georgia Municipal Electric Authority, 6.60%, 1/1/18,
             MBIA...............................................      8,103,899
  1,865,000 Georgia Municipal Electric Authority, Series B,
             6.13%, 1/1/14, FGIC................................      1,958,250
  2,330,000 Metropolitan Atlanta, Rapid Transportation
             Authority, Sales Tax Revenue, Series P, 6.25%,
             7/1/11, AMBAC......................................      2,708,625
                                                                   ------------
                                                                     12,770,774
                                                                   ------------
 Hawaii (44.7%)
  1,000,000 Hawaii County, 4.70%, 2/1/07........................      1,033,750
  1,000,000 Hawaii County, 4.90%, 2/1/09........................      1,041,250
  2,320,000 Hawaii County, GO, 5.20%, 2/1/15....................      2,363,500
  1,375,000 Hawaii County, GO, Series A, 4.50%, 2/1/04, FGIC....      1,402,500
  1,810,000 Hawaii County, GO, Series A, 5.00%, 2/1/10, FGIC....      1,884,663
  2,095,000 Hawaii County, GO, Series A, 5.10%, 2/1/13, FGIC....      2,155,231
    605,000 Hawaii County, GO, Series A, 5.60%, 5/1/13, FGIC....        658,694
  2,000,000 Hawaii County, Series A, 5.50%, 5/1/08, FGIC........      2,167,500
  2,000,000 Hawaii County, Series A, 5.50%, 5/15/16, Callable
             5/15/09 @ 101, FSA.................................      2,087,500

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $2,000,000 Hawaii County, Series B, 4.70%, 5/15/05.............   $  2,060,000
  3,245,000 Hawaii Department of Budget & Finance, Queens Health
             System, 6.05%, 7/1/16..............................      3,338,294
  1,455,000 Hawaii Department of Budget & Finance, Queens Health
             System, 5.88%, 7/1/11..............................      1,518,656
  1,700,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage, Kapiolani Health Care System,
             6.30%, 7/1/08, Callable 7/1/03 @ 102, MBIA.........      1,812,625
  3,680,000 Hawaii Department of Budget & Finance, Special
             Purpose Mortgage, Kapiolani Health Care System,
             6.40%, 7/1/13, Callable 7/1/03 @ 102, MBIA.........      3,905,400
  1,400,000 Hawaii Department of Transportation, Special
             Facility Revenue, 5.75%, 3/1/13....................      1,412,250
  1,400,000 Hawaii Harbor Capital Improvement Revenue, 6.20%,
             7/1/08, MBIA.......................................      1,466,500
  2,795,000 Hawaii Housing Finance & Development Corp., 5.70%,
             7/1/13, FNMA.......................................      2,896,319
  5,980,000 Hawaii Housing Finance & Development Corp., 5.85%,
             7/1/17.............................................      6,151,924
  3,775,000 Hawaii Housing Finance & Development Corp., 7.00%,
             7/1/31, FNMA.......................................      3,872,471
  1,430,000 Hawaii Housing Finance & Development Corp., Single
             Family Mortgage Purchase Revenue, Series B, 6.90%,
             7/1/16, FNMA.......................................      1,467,123
  2,340,000 Hawaii Housing Finance & Development Corp.,
             University of Hawaii Housing, 5.70%, 10/1/25,
             AMBAC..............................................      2,410,200
  4,185,000 Hawaii State Department Budget & Finance, 4.95%,
             4/1/12.............................................      4,310,550
  2,000,000 Hawaii State Department of Budget & Finance,
             Hawaiian Electric Co. Revenue, Series A, 5.50%,
             12/1/14, Callable 12/1/09 @ 101, AMBAC.............      2,117,500

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $3,500,000 Hawaii State Department of Budget & Finance, Special
             Purpose Revenue Queens Health System, Series B,
             5.25%, 7/1/23, Callable 7/1/08 @ 102...............   $  3,425,625
  2,000,000 Hawaii State Highway Revenue, 4.88%, 7/1/07, FGIC...      2,065,000
  1,000,000 Hawaii State Highway Revenue, 5.25%, 7/1/14,
             Callable 7/1/08 @ 101, FGIC........................      1,035,000
  1,250,000 Hawaii State Highway Revenue, 5.25%, 7/1/16,
             Callable 7/1/06 @ 102, MBIA........................      1,270,313
  1,350,000 Hawaii State Highway Revenue, 5.38%, 7/1/17, FSA....      1,388,813
  2,530,000 Hawaii State Highway Revenue, 5.38%, 7/1/18, FSA....      2,593,250
  3,500,000 Hawaii State, Airport System Revenue, 5.60%, 7/1/04,
             MBIA...............................................      3,701,250
  2,000,000 Hawaii State, GO, Series BZ, 6.00%, 10/1/12, FGIC...      2,260,000
  1,350,000 Hawaii State, GO, Series CH, 4.75%, 11/1/11, MBIA...      1,383,750
  1,335,000 Hawaii State, GO, Series CH, 4.75%, 11/1/13, MBIA...      1,340,006
  1,000,000 Hawaii State, GO, Series CL, 5.25%, 3/1/16, FGIC....      1,070,000
  3,000,000 Hawaii State, GO, Series CM, 6.50%, 12/1/13, FGIC...      3,536,250
  1,500,000 Hawaii State, GO, Series CN, 6.25%, 3/1/08, FGIC....      1,691,250
  2,000,000 Hawaii State, GO, Series CN, 5.25%, 3/1/13 Callable
             3/1/07 @ 102, FGIC.................................      2,077,500
  2,000,000 Hawaii State, GO, Series CN, 5.50%, 3/1/14 Callable
             3/1/07 @ 102, FGIC.................................      2,100,000
  4,975,000 Hawaii State, GO, Series CN, 5.25%, 3/1/15 Callable
             3/1/07 @ 102, FGIC.................................      5,086,937
  2,750,000 Hawaii State, GO, Series CN, 5.50%, 3/1/16 Pre-
             refunded 3/1/07 @ 102, FGIC........................      3,014,688
  3,000,000 Hawaii State, GO, Series CO, 6.00%, 9/1/05, FGIC....      3,255,000
  5,500,000 Hawaii State, GO, Series CR, 5.00%, 4/1/17 Callable
             4/1/08 @ 101, MBIA.................................      5,479,374

  Principal
   Amount                    Security Description                  Market Value
  ---------  ---------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $ 2,000,000 Hawaii State, GO, Series CT, 5.88%, 9/1/17 Callable
              9/1/09 @ 101, FSA.................................   $  2,182,500
   2,000,000 Hawaii State, GO, Series CT, 5.88%, 9/1/17 Callable
              9/1/09 @ 101, FSA.................................      2,175,000
   1,000,000 Hawaii State, GO, Series CU, 5.50%, 10/1/17
              Callable 10/1/10 @ 100, MBIA......................      1,041,250
   5,300,000 Hawaii State, Series CP, 5.00%, 10/1/13, FGIC......      5,425,874
   4,310,000 Hawaii State, Series CP, 5.00%, 10/1/15, FGIC......      4,336,938
   3,000,000 Hawaii State, Series CP, 5.00%, 10/1/16, Callable
              10/1/07 @ 101, FGIC...............................      3,003,750
   2,050,000 Hawaii State, Series CP, 5.00%, 10/1/17, FGIC......      2,042,313
   3,150,000 Hawaii State, Series CR, 5.00%, 4/1/16, Callable
              4/1/08 @ 101, MBIA................................      3,153,938
  12,000,000 Honolulu City & County Waste Water Systems Revenue,
              5.00%, 7/1/13, FGIC...............................     11,519,999
   1,535,000 Honolulu City & County Water, 6.00%, 12/1/10, FGIC.      1,736,469
   2,320,000 Honolulu City & County Water, 6.00%, 12/1/11, FGIC.      2,627,400
     935,000 Honolulu City & County Water, 6.00%, 12/1/14, FGIC.      1,056,550
   1,000,000 Honolulu City & County, GO, Series A, 5.00%,
              7/1/02, FGIC......................................      1,021,250
   2,125,000 Honolulu City & County, GO, Series A, 6.00%,
              1/1/11, Escrowed to Maturity, FGIC................      2,398,594
     465,000 Honolulu City & County, GO, Series A, 5.75%,
              4/1/12, Escrowed to Maturity, FGIC................        514,988
     370,000 Honolulu City & County, GO, Series A, 5.00%,
              11/1/12, MBIA.....................................        391,738
   1,010,000 Honolulu City & County, GO, Series A, 5.00%,
              11/1/12, MBIA.....................................      1,033,988
   1,325,000 Honolulu City & County, GO, Series A, 5.63%,
              9/1/13, Pre-refunded 9/1/06 @ 102, FGIC...........      1,459,156
   1,100,000 Honolulu City & County, GO, Series A, 3.90%*,
              1/1/15............................................      1,100,000

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $2,250,000 Honolulu City & County, GO, Series B, 5.00%,
             10/1/03............................................   $  2,323,125
  1,000,000 Honolulu City & County, GO, Series B, 5.13%, 7/1/10,
             Callable 7/1/09 @ 101, FGIC........................      1,060,000
    475,000 Honolulu City & County, GO, Series B, 5.50%,
             10/1/11, FGIC......................................        520,125
    640,000 Honolulu City & County, GO, Series B, 5.25%,
             10/1/12, FGIC......................................        680,000
  2,125,000 Honolulu City & County, GO, Series C, 5.50%,
             11/1/05, FGIC......................................      2,265,781
  3,000,000 Honolulu City & County, GO, Series C, 5.50%,
             11/1/09, FGIC......................................      3,273,750
  2,500,000 Honolulu City & County, GO, Series C, 5.13%, 7/1/16,
             FGIC...............................................      2,528,125
  3,725,000 Honolulu City & County, Series A, 7.35%, 7/1/06,
             FGIC...............................................      4,316,344
    875,000 Honolulu City & County, Series A, 6.00%, 1/1/11,
             FGIC...............................................        982,188
  4,820,000 Honolulu City & County, Series A, 5.75%, 4/1/11,
             FGIC...............................................      5,356,224
  1,865,000 Honolulu City & County, Series A, 5.75%, 4/1/12,
             FGIC...............................................      2,058,494
    850,000 Honolulu City & County, Series A, 5.75%, 4/1/13,
             FGIC...............................................        939,250
  3,345,000 Honolulu City & County, Series A, 5.75%, 4/1/13,
             FGIC...............................................      3,687,863
      5,000 Honolulu City & County, Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102, FGIC........................          5,331
  1,670,000 Honolulu City & County, Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102, FGIC........................      1,834,913
  1,385,000 Honolulu City & County, Series B, 5.50%, 10/1/11,
             FGIC...............................................      1,507,919
    295,000 Honolulu City & County, Series B, 5.25%, 10/1/12,
             FGIC...............................................        314,544
  2,000,000 Honolulu City & County, Series B, 5.00%, 11/1/15,
             Callable 11/1/07 @ 101, FGIC.......................      2,132,500
  2,595,000 Honolulu City & County, Series B, 5.13%, 7/1/18,
             Callable 7/1/09 @ 101..............................      2,604,731
  1,010,000 Kauai County, 5.55%, 8/1/04.........................      1,068,075
  1,075,000 Kauai County, 5.65%, 8/1/05.........................      1,150,250
  1,130,000 Kauai County, 5.75%, 8/1/06.........................      1,227,463
  1,340,000 Kauai County, Series C, 5.90%, 8/1/09, AMBAC........      1,497,450

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $  935,000 Maui County Refunding, 5.25%, 9/1/06................   $    972,400
  1,180,000 Maui County Refunding, 5.13%, 12/15/10..............      1,215,400
    515,000 Maui County Water, Series A, 6.10%, 12/1/02 Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        531,588
    545,000 Maui County Water, Series A, 6.20%, 12/1/03, FGIC...        562,990
    580,000 Maui County Water, Series A, 6.30%, 12/1/04, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        599,610
    620,000 Maui County Water, Series A, 6.40%, 12/1/05, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        641,464
    565,000 Maui County Water, Series A, 6.50%, 12/1/06, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        585,012
    550,000 Maui County Water, Series A, 6.60%, 12/1/07, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        569,927
    655,000 Maui County Water, Series A, 6.65%, 12/1/09, Pre-
             refunded 12/1/01 @ 101, FGIC, (b)..................        678,993
  1,000,000 Maui County, GO, 6.00%, 12/15/08, FGIC..............      1,122,500
  1,020,000 Maui County, GO, 5.90%, 6/1/14......................      1,092,675
  1,005,000 Maui County, Series A, 5.10%, 9/1/11, Callable
             9/1/07 @ 101.......................................      1,047,713
  1,160,000 Maui County, Series A, 5.13%, 3/1/15................      1,177,400
  2,040,000 Maui County, Series A, 5.38%, 3/1/17................      2,096,100
                                                                   ------------
                                                                    205,758,318
                                                                   ------------
 Idaho (0.9%)
  4,000,000 Idaho Health Facilities Authority Revenue, St. Luke
             Medical Center, 4.25%*, 5/1/22.....................      4,000,000
                                                                   ------------
 Kansas (1.6%)
  3,725,000 Burlington Pollution Control Refunding, Kansas Gas &
             Electric Co. Project, 7.00%, 6/1/31................      3,833,509
  2,195,000 Kansas City Utilities System Revenue, 6.38%, 9/1/23,
             Callable 9/1/04 @ 102..............................      2,343,163
  1,065,000 Kansas City Utilities System Revenue, 6.38%, 9/1/23.      1,176,825
                                                                   ------------
                                                                      7,353,497
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Massachusetts (1.3%)
 $1,000,000 Massachusetts State Water Pollution Abatement Trust,
             5.70%, 2/1/13......................................   $  1,058,750
  3,520,000 Massachusetts State, GO, Series A, 5.80%, 2/1/17,
             Callable 2/1/10 @ 101..............................      3,775,200
  1,000,000 Massachusetts State, GO, Series C, 5.75%, 10/1/20...      1,053,750
                                                                   ------------
                                                                      5,887,700
                                                                   ------------
 Michigan (3.8%)
  3,000,000 Caledonia Community Schools, GO, 5.50%, 5/1/23,
             FGIC...............................................      3,078,750
  4,400,000 Michigan Environmental Protection Program, GO,
             5.40%, 11/1/19.....................................      4,477,000
  3,000,000 Michigan Municipal Building Authority Revenue,
             5.50%, 10/1/21, Callable 10/1/10 @ 101.............      3,093,750
  1,500,000 Michigan State Building Authority Revenue, Series
             II, 5.00%, 10/15/12, Callable 10/15/07 @ 101.......      1,545,000
  2,245,000 Michigan Strategic Obligations Revenue, 6.95%,
             5/1/11.............................................      2,710,838
  2,250,000 Saline Area Schools, GO, 5.50%, 5/1/15, FGIC........      2,328,750
                                                                   ------------
                                                                     17,234,088
                                                                   ------------
 Minnesota (0.5%)
  2,000,000 North St. Paul, Maplewood, Independent School
             District, No. 622, Series A, 6.88%, 2/1/15, Pre-
             refunded 2/1/05 @ 100 (b)..........................      2,225,000
                                                                   ------------
 New Jersey (0.7%)
  3,000,000 New Jersey State Transportation Corp. Revenue,
             Series B, 5.50%, 2/1/11, Callable 2/1/03 @ 100,
             AMBAC..............................................      3,063,750
                                                                   ------------
 New Mexico (1.1%)
  3,000,000 Rio Rancho Water & Waste Water Systems Revenue,
             Series A, 5.90%, 5/15/15, FSA......................      3,285,000
  1,625,000 Sante Fe, Gross Receipts Tax Revenue, 5.63%, 6/1/16.      1,681,875
                                                                   ------------
                                                                      4,966,875
                                                                   ------------

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 New York (5.1%)
 $7,430,000 New York City Transitional Revenue, Series C, 5.25%,
             5/1/15, Callable 5/1/08 @ 101......................   $  7,662,187
  6,200,000 New York State Authority General Revenue, Series D,
             5.50%, 1/1/16, Callable 1/1/07 @ 102...............      6,463,499
  2,950,000 New York State Environmental Facilities Pollution
             Control, 5.13%, 6/15/16............................      2,990,563
  2,000,000 New York State Transit Authority, Highway & Bridge,
             Revenue, Series A, 5.80%, 4/1/18, Callable 4/1/10 @
             101, FSA...........................................      2,145,000
  1,800,000 New York, GO, Series A, 5.75%, 5/15/24,
             Callable 5/15/10 @ 101, FGIC.......................      1,894,500
  2,000,000 Triborough Bridge & Tunnel Authority, New York
             Revenues, General Purpose, 5.30%, 1/1/17...........      2,042,500
                                                                   ------------
                                                                     23,198,249
                                                                   ------------
 North Carolina (1.2%)
  4,480,000 Easton Municipal Power Agency, Series A, 6.50%,
             1/1/18, Escrowed to Maturity, (b)..................      5,297,599
                                                                   ------------
 Ohio (2.0%)
  2,320,000 Cleveland Package Facilities Revenue, 5.50%,
             9/15/16............................................      2,421,500
  1,630,000 Cleveland Waterworks Revenue, 6.25%, 1/1/16, MBIA...      1,686,121
  3,165,000 Columbus Airport Authority, 5.00%, 1/1/16...........      3,192,694
  1,000,000 Hamilton County, Sales Tax Revenue, Series B, 5.25%,
             12/1/18, AMBAC.....................................      1,023,750
  1,000,000 Ohio Water Development Authority, Pollution Control,
             5.50%, 12/1/15, MBIA...............................      1,038,750
                                                                   ------------
                                                                      9,362,815
                                                                   ------------
 Oregon (1.2%)
  5,000,000 Portland Sewer System Revenue, Series A, 5.75%,
             8/1/18, FGIC.......................................      5,331,249
                                                                   ------------
 Pennsylvania (1.7%)
  5,000,000 Allegheny County Port Authority, 6.00%, 3/1/19,
             Callable 3/1/09 @ 101, MBIA........................      5,424,999
  2,365,000 Southeastern Pennsylvania Transportation Authority,
             Series A, 6.00%, 3/1/14............................      2,577,850
                                                                   ------------
                                                                      8,002,849
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)



 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Tennessee (1.4%)
 $4,730,000 Shelby County, Series A, 5.63%, 4/1/15..............   $  4,913,288
  1,600,000 Shelby County, Series B, 5.25%, 8/1/17, Callable
             8/1/07 @ 101.......................................      1,632,000
                                                                   ------------
                                                                      6,545,288
                                                                   ------------
 Virginia (3.1%)
  5,000,000 Commonwealth of Virginia Public School Authority,
             Special Obligation, Chesapeake School, 5.63%,
             6/1/15.............................................      5,224,999
  2,995,000 Fairfax County Public Improvement, Series A, 5.50%,
             6/1/14.............................................      3,092,338
  3,650,000 Norfolk Water Revenue, 5.75%, 11/1/13, MBIA.........      3,900,938
  1,750,000 Richmond Refunding, 5.20%, 1/15/14..................      1,804,688
                                                                   ------------
                                                                     14,022,963
                                                                   ------------

   Shares
     or
 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Washington (2.6%)
            Douglas County School District, GO, 5.00%, 12/1/17,
 $3,475,000  FGIC...............................................   $  3,453,281
            King County, Sewer Revenue, 6.25%, 1/1/14
 3,000,000   Callable 1/1/09 @ 101, FGIC........................      3,348,750
 1,000,000  Snohomish County, GO, 5.70%, 12/1/14, MBIA..........      1,072,500
 4,000,000  Washington State, GO, Series A, 5.63%, 7/1/19.......      4,155,000
                                                                   ------------
                                                                     12,029,531
                                                                   ------------
  Total Municipal Bonds (Cost $364,970,337)                         388,409,208
                                                                   ------------
 Investment Company (0.0%)
     38,790 Dreyfus Tax Exempt Money Market Fund................         38,790
                                                                   ------------
  Total Investment Company (Cost $38,790)                                38,790
                                                                   ------------
  Total Investments (Cost $425,142,956) (a)--98.9%                  454,270,204
  Other assets in excess of liabilities--1.1%                         5,034,233
                                                                   ------------
  Net Assets--100.0%                                               $459,304,437
                                                                   ============

--------
* Variable rate security. Rate presented represents rate in effect January 31, 2001. Maturity reflects final maturity date.
(a) Represents cost for federal income tax purpose and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $29,533,346
   Unrealized depreciation..    (406,098)
                             -----------
   Net unrealized
    appreciation............ $29,127,248
                             ===========

(b) Collateralized by various U.S. Government Securities.
AMBAC--AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
FNMA--Insured by Federal National Mortgage Association Collateral
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Alternative Minimum Tax Paper (18.2%)
 Hawaii (15.6%)
 $1,000,000 Hawaii Airport System Revenue, Second Series, 6.75%,
             7/1/21, Prerefunded 7/1/01 @ 102, MBIA.............   $  1,032,830
  2,070,000 Hawaii State Airport System Revenue, 5.60%, 7/1/01..      2,087,491
    585,000 Hawaii State Harbor, Capital Improvements Revenue,
             5.80%, 7/1/04, FGIC................................        619,369
  1,000,000 Hawaii State Housing Finance & Development, Single
             Family, Series A, 4.55%, 7/1/02....................      1,011,250
  1,890,000 Hawaii State Housing Finance & Development, Single
             Family, Series A, 4.75%, 7/1/06....................      1,927,800
                                                                   ------------
                                                                      6,678,740
                                                                   ------------
 Utah (2.6%)
  1,000,000 Utah State Regents Student Loan, Revenue, 5.60%,
             11/1/07, Callable 11/1/05 @ 102....................      1,088,750
                                                                   ------------
  Total Alternative Minimum Tax Paper (Cost $7,636,279)               7,767,490
                                                                   ------------
 Municipal Bonds (79.4%)
 Arizona (2.5%)
  1,000,000 Mesa Arizona Utility Systems Revenue, 5.00%, 7/1/08,
             MBIA...............................................      1,056,250
                                                                   ------------
 Connecticut (0.1%)
     25,000 Connecticut State, GO, Series E, 4.75%, 3/15/08,
             Callable 3/15/04 @ 101.50..........................         26,156
                                                                   ------------
 Hawaii (44.8%)
    775,000 Hawaii County, GO, Series A, 5.20%, 5/1/04, FGIC....        807,938
  1,000,000 Hawaii County, GO, Series B, 4.25%, 5/15/01, FSA....      1,002,450
    750,000 Hawaii State Highway Revenue, 4.85%, 7/1/09.........        781,875
     50,000 Hawaii State Highway Revenue, 4.50%, 7/1/02.........         50,688
  1,000,000 Hawaii State Highway Revenue, 6.00%, 7/1/04.........      1,072,500
  1,200,000 Hawaii State Housing Finance & Development, Single
             Family, Series B, 4.80%, 7/1/07, FNMA..............      1,234,500
  3,000,000 Hawaii State, Airport System Revenue, 5.60%, 7/1/04,
             MBIA...............................................      3,172,499

 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Hawaii, continued
 $  475,000 Hawaii State, GO, Series CD, 5.00%, 2/1/03..........   $    486,875
  1,000,000 Hawaii State, GO, Series CH, 4.20%, 11/1/02.........      1,012,500
    100,000 Hawaii State, GO, Series CJ, 5.63%, 1/1/02..........        102,054
  1,000,000 Hawaii State, GO, Series CN, 6.25%, 3/1/08, FGIC....      1,127,500
  1,150,000 Hawaii State, GO, Series CP, 5.50%, 10/1/07, FGIC...      1,246,313
  1,000,000 Hawaii State, GO, Series CT, 5.25%, 9/1/07, FSA.....      1,067,500
  1,000,000 Hawaii State, GO, Series CU, 5.75%, 10/1/10, MBIA...      1,110,000
    500,000 Hawaii State, Series BT, 6.13%, 2/1/07, Callable
             2/1/01 @ 101, Pre-Refunded 2/1/01..................        505,000
  1,150,000 Hawaiian Home Lands Dept. Revenue, 4.05%, 7/1/06....      1,142,813
  1,150,000 Honolulu City & County Waste Water Systems, 5.00%,
             7/1/09.............................................      1,211,813
    500,000 Honolulu City & County, GO, Series A, 5.00%, 7/1/02.        510,625
  1,400,000 Maui County, GO, Series A, 5.25%, 3/1/08............      1,492,750
                                                                   ------------
                                                                     19,138,193
                                                                   ------------
 Idaho (2.3%)
  1,000,000 Idaho Health Facilities Authority Revenue, St. Luke
             Medical Center, 4.25%*, 5/1/22.....................      1,000,000
                                                                   ------------
 Kansas (2.4%)
  1,000,000 Wyandotte City & County, Water Utility Systems
             Revenue, 4.50%, 9/1/03, MBIA.......................      1,021,250
                                                                   ------------
 Massachusetts (2.4%)
  1,000,000 Massachusetts State Health, Revenue, Series M,
             5.75%, 12/01/11....................................      1,020,000
                                                                   ------------
 Michigan (7.4%)
  1,500,000 Kent Hospital Financial Authority, Revenue, Butter
             Worth Health System, Series A, 5.63%, 1/15/26,
             Prerefunded 1/15/06 @102, MBIA.....................      1,636,874
  1,500,000 Michigan State Building Authority Revenue, Series
             II, 5.00%, 10/15/12................................      1,545,000
                                                                   ------------
                                                                      3,181,874
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)



 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Municipal Bonds, continued
 Missouri (2.4%)
 $1,000,000 Kansas City Water Revenue, Series B 5.50%, 12/1/02..   $  1,036,250
                                                                   ------------
 New Jersey (6.7%)
  1,000,000 New Jersey State Transportation Authority Revenue,
             Series A, 5.25%, 6/15/11, Callable 6/15/08 @ 100...      1,055,000
  1,750,000 New Jersey State Transportation Corp. Revenue,
             Series B, 5.50%, 2/1/11, Callable 2/1/03 @ 100,
             AMBAC..............................................      1,787,187
                                                                   ------------
                                                                      2,842,187
                                                                   ------------
 Texas (3.5%)
  1,355,000 San Antonio Independent School District, GO, 5.75%,
             8/15/11, Callable 8/15/09 @ 100....................      1,487,113
                                                                   ------------

   Shares
     or
 Principal                                                            Market
   Amount                    Security Description                      Value
 ---------  -----------------------------------------------------   -----------

 Municipal Bonds, continued
 Utah (4.9%)
 $1,000,000 Jordan School District, Series A, 5.25%. 6/15/05.....   $ 1,056,250
  1,000,000 Utah State, GO, Series F, 5.00%, 7/1/12, Callable
             7/1/07 @ 100........................................     1,025,000
                                                                    -----------
                                                                      2,081,250
                                                                    -----------
 Total Municipal Bonds (Cost $33,091,762)                            33,890,523
                                                                    -----------
 Investment Company (1.5%)
    635,302 Dreyfus Tax Exempt Money Market Fund.................       635,302
 Total Investment Company (Cost $635,302)                               635,302
                                                                    -----------
 Total Investments (Cost $41,363,343) (a)--99.1%                     42,293,315
 Other assets in excess of liabilities--0.9%                            377,490
                                                                    -----------
 Net Assets--100.0%                                                 $42,670,805
                                                                    ===========

--------
* Variable rate security. Rate represented represents rate in effect at January 31, 2001. Maturity reflects final maturity date.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $938,441
   Unrealized depreciation.....    (8,469)
                                 --------
   Net unrealized appreciation.  $929,972
                                 ========

AMBAC--AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
FNMA--Insured by Federal National Mortgage Association Collateral
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
   ------   -----------------------------------------------------   ------------

 Common Stocks (98.2%)
 Bermuda (0.6%)
 Insurance (0.6%)
      8,400 XL Capital Ltd., Class A.............................   $    623,112
                                                                    ------------
 Brazil (1.9%)
 Oil & Gas Exploration, Production, & Services (0.6%)
     19,500 Petroleo Brasileiro SA, ADR..........................        537,732
                                                                    ------------
 Telecommunications (1.3%)
     37,300 Embratel Participacoes SA, ADR.......................        622,537
     26,839 Tele Norte Leste Participacoes SA, ADR...............        664,265
                                                                    ------------
                                                                       1,286,802
                                                                    ------------
                                                                       1,824,534
                                                                    ------------
 Canada (8.0%)
 Diversified Financial Services (0.9%)
     52,100 Bombardier, Inc., Class B............................        851,482
                                                                    ------------
 Energy Sources (0.9%)
     10,900 Ballard Power Systems, Inc. (b)......................        837,256
                                                                    ------------
 Financial Services (1.5%)
     38,200 Manulife Financial Corp. ............................      1,058,140
     18,700 Sun Life Financial Services of Canada................        437,132
                                                                    ------------
                                                                       1,495,272
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (2.8%)
     22,900 Alberta Energy Co. Ltd. .............................        941,140
     39,300 Anderson Exploration Ltd. (b)........................        765,565
     25,000 Precision Drilling Corp. (b).........................        938,500
                                                                    ------------
                                                                       2,645,205
                                                                    ------------
 Telecommunication Equipment (1.9%)
     36,800 Nortel Networks Corp. ...............................      1,406,864
      7,100 Research in Motion Ltd. (b)..........................        467,269
                                                                    ------------
                                                                       1,874,133
                                                                    ------------
                                                                       7,703,348
                                                                    ------------
 Cayman Islands (2.5%)
 Oil & Gas (2.5%)
     40,500 Santa Fe International Corp. ........................      1,372,950
     23,400 Transocean Sedco Forex, Inc. ........................      1,063,530
                                                                    ------------
                                                                       2,436,480
                                                                    ------------
                                                                       2,436,480
                                                                    ------------
 China (0.5%)
 Oil & Gas Exploration, Production, & Services (0.5%)
  2,750,000 PetroChina Co. Ltd. .................................        472,489
                                                                    ------------
 Denmark (1.1%)
 Medical Drugs (1.1%)
      5,400 Novo Nordisk AS......................................      1,076,620
                                                                    ------------

   Shares                    Security Description                   Market Value
   ------   -----------------------------------------------------   ------------

 Common Stocks, continued
 France (10.1%)
 Automobiles (0.4%)
      1,500 PSA Peugeot Citroen..................................   $    382,200
                                                                    ------------
 Diversified Operations (0.6%)
      7,200 Vivendi Universal SA.................................        544,007
                                                                    ------------
 Electrical--Machinery (0.9%)
     12,300 Schneider Electric SA................................        850,994
                                                                    ------------
 Environmental Services (1.3%)
      3,900 Suez Lyonnaise des Eaux SA...........................        631,048
     16,800 Vivendi Environnement (b)............................        666,155
                                                                    ------------
                                                                       1,297,203
                                                                    ------------
 Food Products (0.4%)
      3,100 Groupe Danone........................................        409,354
                                                                    ------------
 Insurance (0.9%)
     13,700 Assurances Generales de France.......................        875,237
                                                                    ------------
 Leisure (0.9%)
     18,600 Accor SA.............................................        850,994
                                                                    ------------
 Medical Drugs (2.2%)
     13,400 Aventis SA...........................................      1,058,563
     18,200 Sanofi-Synthelabo SA.................................      1,047,636
                                                                    ------------
                                                                       2,106,199
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (1.6%)
     10,474 Total Fina SA, Class B...............................      1,543,797
                                                                    ------------
 Telecommunication Equipment (0.9%)
     15,200 Alcatel..............................................        901,099
                                                                    ------------
                                                                       9,761,084
                                                                    ------------
 Germany (8.2%)
 Automobiles (0.7%)
     20,600 Bayerische Motoren Werke AG..........................        724,115
                                                                    ------------
 Banks (1.9%)
      7,600 Deutsche Bank AG.....................................        732,540
     26,500 Dresdner Bank AG.....................................      1,219,832
                                                                    ------------
                                                                       1,952,372
                                                                    ------------
 Computers & Peripherals (1.1%)
      5,500 SAP AG...............................................      1,068,950
                                                                    ------------
 Electric Utility (1.1%)
     18,600 E.On AG..............................................      1,023,960
                                                                    ------------
 Electrical & Electronic (0.8%)
      5,200 Siemens AG...........................................        747,586
                                                                    ------------
 Financial Services (0.9%)
      2,600 Muenchener Rueckversicherungs-Gesellschaft AG........        841,397
                                                                    ------------
 Insurance (0.9%)
      5,700 Ergo Versicherungs Gruppe AG.........................        845,443
                                                                    ------------
 Semiconductors (0.8%)
     17,500 Infineon Technologies AG.............................        781,138
                                                                    ------------
                                                                       7,984,961
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Greece (0.6%)
 Banks (0.6%)
     16,900 Alpha Bank AE........................................   $    547,223
                                                                    ------------
 Hong Kong (3.8%)
 Diversified--Conglomerates,
  Holding Companies (2.0%)
    169,000 Citic Pacific Ltd. ..................................        658,741
     96,000 Hutchison Whampoa Ltd. ..............................      1,261,680
                                                                    ------------
                                                                       1,920,421
                                                                    ------------
 Electronic Components/Instruments (0.6%)
    321,000 Johnson Electric Holdings Ltd. ......................        559,755
                                                                    ------------
 Real Estate (1.2%)
     91,000 Cheung Kong Holdings Ltd. ...........................      1,207,636
                                                                    ------------
                                                                       3,687,812
                                                                    ------------
 Ireland (2.7%)
 Banks (1.3%)
    102,500 Allied Irish Banks PLC...............................      1,267,722
                                                                    ------------
 Building Materials (0.5%)
     25,300 CRH PLC..............................................        478,307
                                                                    ------------
 Pharmaceuticals (0.9%)
     17,300 Elan Corp,. PLC, ADR (b).............................        868,460
                                                                    ------------
                                                                       2,614,489
                                                                    ------------
 Israel (1.3%)
 Computer Software (0.6%)
      4,000 Check Point Software Technologies Ltd. (b)...........        610,000
                                                                    ------------
 Medical Drugs (0.7%)
     11,900 Teva Pharmaceutical Industries Ltd., ADR.............        641,113
                                                                    ------------
                                                                       1,251,113
                                                                    ------------
 Italy (6.0%)
 Aerospace (0.5%)
    438,500 Finmeccanica SpA.....................................        523,172
                                                                    ------------
 Banks (0.8%)
    221,500 Banca Nazionale del Lavoro...........................        809,496
                                                                    ------------
 Electric Integrated (0.9%)
     87,700 Edison SpA...........................................        871,818
                                                                    ------------
 Insurance (2.3%)
     71,800 Alleanza Assicurazioni SpA...........................      1,114,370
     73,100 Riunione Adriatica di Sicurta SpA....................      1,105,316
                                                                    ------------
                                                                       2,219,686
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (0.8%)
    118,400 ENI SpA..............................................        769,622
                                                                    ------------
 Telecommunications (0.7%)
     52,600 Telecom Italia SpA...................................        663,765
                                                                    ------------
                                                                       5,857,559
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Japan (10.7%)
 Airlines (0.5%)
    130,000 Japan Airlines Co. Ltd. .............................   $    529,905
                                                                    ------------
 Building Materials (0.7%)
     54,000 Nippon Sheet Glass Co. Ltd. .........................        687,277
                                                                    ------------
 Computer Software (0.5%)
      2,700 Itochu Techno-Science Corp. .........................        522,423
                                                                    ------------
 Electrical & Electronic (1.6%)
     20,000 Pioneer Electronic Corp. ............................        564,131
     12,600 Sony Corp............................................        915,594
                                                                    ------------
                                                                       1,479,725
                                                                    ------------
 Electrical Equipment (1.4%)
     77,000 Mitsubishi Electric Corp. ...........................        531,719
     84,000 SANYO Electric Co. Ltd. .............................        690,579
                                                                    ------------
                                                                       1,222,298
                                                                    ------------
 Electronic Components/Instruments (0.5%)
     25,000 NEC Corp. ...........................................        510,599
                                                                    ------------
 Entertainment--Games (0.8%)
     13,000 KONAMI Co. Ltd. .....................................        781,442
                                                                    ------------
 Manufacturing--Consumer Goods (0.9%)
     41,000 Daikin Industries Ltd. ..............................        842,671
                                                                    ------------
 Medical Drugs (1.0%)
     19,000 Takeda Chemical Industries Ltd. .....................      1,009,759
                                                                    ------------
 Real Estate (0.5%)
     54,000 Mitsui Fudosan Co. Ltd. .............................        486,202
                                                                    ------------
 Steel (0.8%)
    460,000 Nippon Steel Corp. ..................................        806,982
                                                                    ------------
 Telecommunications (0.6%)
         30 NTT DoCoMo, Inc. ....................................        577,890
                                                                    ------------
 Wire & Cable Products (0.9%)
     41,000 The Furukawa Electric Co. Ltd. ......................        863,826
                                                                    ------------
                                                                      10,320,999
                                                                    ------------
 Mexico (0.9%)
 Utilities--Telecommunications (0.9%)
     16,800 Telefonos de Mexico SA de CV, ADR....................        911,736
                                                                    ------------
 Netherlands (4.6%)
 Diversified Operations (0.8%)
     16,600 Akzo Nobel NV........................................        801,941
                                                                    ------------
 Financial Services (0.8%)
      9,800 ING Group NV.........................................        748,747
                                                                    ------------
 Medical Providers (0.6%)
     18,700 QIAGEN NV (b)........................................        618,201
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Netherlands, continued
 Oil & Gas Exploration, Production, & Services (1.1%)
     12,300 Schlumberger Ltd.....................................   $    944,639
                                                                    ------------
 Retail--Food Products (0.5%)
     16,100 Koninklijke Ahold NV.................................        496,166
                                                                    ------------
 Semiconductors (0.8%)
     28,700 ASM Lithography Holding NV (b).......................        817,950
                                                                    ------------
                                                                       4,427,644
                                                                    ------------
 Portugal (1.7%)
 Electric Utility (0.7%)
    203,500 Electricidade de Portugal SA.........................        645,308
                                                                    ------------
 Telecommunications (1.0%)
     90,600 Portugal Telecom SA..................................        999,221
                                                                    ------------
                                                                       1,644,529
                                                                    ------------
 Singapore (1.3%)
 Airlines (0.7%)
     84,000 Singapore Airlines Ltd...............................        751,511
                                                                    ------------
 Electronic Components/Instruments (0.6%)
     14,200 Flextronics International Ltd. (b)...................        541,375
                                                                    ------------
                                                                       1,292,886
                                                                    ------------
 Spain (1.4%)
 Banking & Finance (1.0%)
     62,800 Banco Bilbao Vizcaya Argentaria SA...................      1,004,469
                                                                    ------------
 Insurance (0.4%)
     15,100 Corporacion Mapfre...................................        344,026
                                                                    ------------
                                                                       1,348,495
                                                                    ------------
 Sweden (2.7%)
 Banking & Finance (2.1%)
    120,700 Nordic Baltic Holding (NBH) AB.......................        975,119
     63,000 Svenska Handelsbanken AB, Class A....................      1,044,378
                                                                    ------------
                                                                       2,019,497
                                                                    ------------
 Telecommunication Equipment (0.6%)
     51,400 Telefonaktiebolaget LM Ericsson, ADR.................        610,375
                                                                    ------------
                                                                       2,629,872
                                                                    ------------
 Switzerland (5.0%)
 Banks (1.5%)
      7,900 UBS AG...............................................      1,393,523
                                                                    ------------
 Chemicals (0.6%)
      9,000 Syngenta AG (b)......................................        541,959
                                                                    ------------
 Insurance (1.1%)
      1,880 Zurich Financial Services AG.........................      1,080,634
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Switzerland, continued
 Manufacturing--Capital Goods (1.0%)
      9,800 ABB Ltd. ............................................   $    971,634
                                                                    ------------
 Medical Drugs (0.8%)
     41,600 Serono SA--ADR (b)...................................        815,360
                                                                    ------------
                                                                       4,803,110
                                                                    ------------
 Taiwan (0.6%)
 Semiconductors (0.6%)
     48,000 United Microelectronics Corp., ADR (b)...............        567,360
                                                                    ------------
 United Kingdom (22.0%)
 Airports Development (0.5%)
     57,900 BAA PLC..............................................        497,435
                                                                    ------------
 Banks (2.8%)
     22,900 Barclays PLC.........................................        731,084
     46,800 HSBC Holdings PLC....................................        729,082
     49,100 Royal Bank of Scotland Group PLC.....................      1,167,211
                                                                    ------------
                                                                       2,627,377
                                                                    ------------
 Beverages (0.8%)
     83,000 Diageo PLC...........................................        797,360
                                                                    ------------
 Building Products (0.4%)
     62,100 Hanson PLC...........................................        401,046
                                                                    ------------
 Computer Services/Software (0.9%)
    108,800 Dimension Data Holdings PLC (b)......................        840,940
                                                                    ------------
 Computer Software/Services (0.9%)
     58,200 CMG PLC..............................................        919,241
                                                                    ------------
 Distribution (1.1%)
    293,200 Centrica PLC.........................................      1,067,775
                                                                    ------------
 Electrical & Electronic (1.1%)
    120,300 National Grid Group PLC..............................      1,096,808
                                                                    ------------
 Manufacturing--Consumer Goods (1.1%)
     83,000 Reckitt Benckiser PLC................................      1,061,125
                                                                    ------------
 Metals & Mining (1.4%)
     11,100 Anglo American PLC...................................        673,543
    170,200 Billiton PLC.........................................        706,250
                                                                    ------------
                                                                       1,379,793
                                                                    ------------
 Multimedia (0.8%)
      8,300 Reuters Group PLC, ADR...............................        804,063
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (2.4%)
    176,700 BP Amoco PLC.........................................      1,519,370
     87,200 Shell Transport & Trading Co. PLC....................        718,582
                                                                    ------------
                                                                       2,237,952
                                                                    ------------
 Retail (1.1%)
    268,200 Dixons Group PLC.....................................      1,050,205
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 United Kingdom, continued
 Steel (1.0%)
    921,100 Corus Group PLC......................................   $    995,907
                                                                    ------------
 Telecommunications (4.0%)
      8,500 Amdocs Ltd. (b)......................................        665,635
     98,100 British Telecommunications PLC.......................      1,021,972
     15,100 COLT Telecom Group PLC (b)...........................        423,823
    483,300 Vodafone AirTouch PLC................................      1,708,884
                                                                    ------------
                                                                       3,820,314
                                                                    ------------
 Telecommunications--Services & Equipment (0.8%)
     99,100 Energis PLC (b)......................................        815,197
                                                                    ------------
 Utilities--Gas (0.9%)
    234,300 BG Group PLC.........................................        896,921
                                                                    ------------
                                                                      21,309,459
                                                                    ------------
  Total Common Stocks (Cost $96,015,781)                              95,096,914
                                                                    ------------

--------

                                                                       Market
   Shares                    Security Description                       Value
 ---------- ------------------------------------------------------   -----------

 Cash Sweep (1.4%)
 United States (1.4%)
  1,392,619 Union Bank of California Money Market Fund............   $ 1,392,619
                                                                     -----------
  Total Cash Sweep (Cost $1,392,619)                                   1,392,619
                                                                     -----------
  Total Investments (Cost $97,408,400)
   (a)--99.6%                                                         96,489,533
  Other assets in excess of liabilities--0.4%                            362,869
                                                                     -----------
  Total Net Assets--100.0%                                           $96,852,402
                                                                     ===========

                                                                    Unrealized
                                 Delivery  Contract     Market    Appreciation/
Currency                           Date     Value       Value     (Depreciation)
--------                         -------- ----------  ----------  --------------
Short Contracts:
British Pound...................  2/2/01  (1,344,876) (1,349,589)     (4,712)
                                          ----------  ----------      ------
Total Short Contracts...........          (1,344,876) (1,349,589)     (4,712)
                                          ----------  ----------      ------
Long Contracts:
British Pound...................  2/2/01     307,334     305,703      (1,632)
                                          ----------  ----------      ------
Total Long Contracts............             307,334     305,703      (1,632)
                                          ----------  ----------      ------

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 4,968,762
   Unrealized depreciation.   (5,887,629)
                             -----------
   Net unrealized
    depreciation...........  $  (918,867)
                             ===========

(b)  Non-income producing security.
AB--Aktiebolog (Swedish Stock Co.)
ADR--American Depository Receipt
AE--Account Executive (Greece Corp.)
AG--Aktiengesellschaft (West German Stock Co.)
AS--Limited (Denmark Corp.)
NV--Naamloze Vennootschaap (Dutch Corp.)
PLC--Public Limited Company
SA--Societe Anonyme (French Corp.)
SpA--Societa per Azioni (Italian Corp.)
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Value Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

                           Security
   Shares                Description             Market Value
------------  ---------------------------------- ------------

Common Stocks (96.4%)
Automotive (0.9%)
      73,020  Ford Motor Co. ................... $  2,058,434
                                                 ------------
Automotive Parts (0.5%)
      34,570  TRW, Inc. ........................    1,256,965
                                                 ------------
Banks (4.5%)
      41,150  Bank of New York Co., Inc. .......    2,252,140
     155,311  FleetBoston Financial Corp. ......    6,731,178
      30,970  Mellon Financial Corp. ...........    1,443,202
                                                 ------------
                                                   10,426,520
                                                 ------------
Beverages (0.9%)
      50,570  Anheuser Busch Cos., Inc. ........    2,192,715
                                                 ------------
Business Equipment & Services (1.3%)
      66,840  Deluxe Corp. .....................    1,402,971
      36,855  eFunds Corp. (b)..................      451,474
      20,750  Electronic Data Systems Corp. ....    1,154,738
                                                 ------------
                                                    3,009,183
                                                 ------------
Chemicals (2.6%)
      35,660  Dow Chemical Co. .................    1,223,138
      58,642  E.I. du Pont de Nemours & Co. ....    2,563,241
      49,720  Praxair, Inc. ....................    2,204,088
                                                 ------------
                                                    5,990,467
                                                 ------------
Computers & Peripherals (2.1%)
      87,420  American Power Conversion
               Corp. (b)........................    1,431,503
      43,730  Compaq Computer Corp. ............    1,036,838
      50,345  Symbol Technologies, Inc. ........    2,381,318
                                                 ------------
                                                    4,849,659
                                                 ------------
Consumer Goods & Services (1.2%)
      43,060  Kimberly-Clark Corp. .............    2,788,135
                                                 ------------
Diversified Operations (4.6%)
     103,160  Tyco International Ltd. ..........    6,354,656
      59,950  United Technologies Corp. ........    4,495,051
                                                 ------------
                                                   10,849,707
                                                 ------------
Electrical Equipment (1.6%)
      19,000  Emerson Electric Co. .............    1,444,000
     107,645  Vishay Intertechnology, Inc. (b)..    2,346,661
                                                 ------------
                                                    3,790,661
                                                 ------------
Electronic Components/Instruments (1.8%)
      81,200  Motorola, Inc. ...................    1,852,172
      34,120  SCI Systems, Inc. (b).............      962,184
      35,400  Solectron Corp. (b)...............    1,410,690
                                                 ------------
                                                    4,225,046
                                                 ------------
Electronics--Semiconductors (3.9%)
      59,770  Applied Materials, Inc. (b).......    3,007,178
      34,300  International Rectifier Corp. (b).    1,850,828
      97,110  Texas Instruments, Inc. ..........    4,253,418
                                                 ------------
                                                    9,111,424
                                                 ------------

                                    Security
    Shares                        Description                       Market Value
 ------------ ---------------------------------------------------   ------------

 Common Stocks, continued
 Entertainment (2.6%)
       61,918 Viacom, Inc., Class B (b)..........................   $  3,417,873
       85,810 Walt Disney Co. ...................................      2,612,915
                                                                    ------------
                                                                       6,030,788
                                                                    ------------
 Financial Services (16.2%)
      195,843 Citigroup, Inc. ...................................     10,961,334
      135,075 J.P. Morgan Chase & Co. ...........................      7,427,774
       45,180 MBNA Corp. ........................................      1,635,064
       19,570 MGIC Investment Corp. .............................      1,125,079
       62,690 Morgan Stanley Dean Witter & Co. ..................      5,312,978
       59,220 Stilwell Financial, Inc. (b).......................      2,573,701
      169,940 Wells Fargo & Co. .................................      8,753,610
                                                                    ------------
                                                                      37,789,540
                                                                    ------------
 Health Care Facilities (0.6%)
       30,190 Tenet Healthcare Corp. (b).........................      1,316,888
                                                                    ------------
 Insurance (1.5%)
       40,330 ACE Ltd. ..........................................      1,492,210
       23,350 American International Group, Inc. ................      1,985,217
                                                                    ------------
                                                                       3,477,427
                                                                    ------------
 Insurance--Life & Health (0.8%)
       30,910 AFLAC, Inc. .......................................      1,823,072
                                                                    ------------
 Manufacturing (1.5%)
       17,960 Illinois Tool Works, Inc. .........................      1,176,380
       20,900 Minnesota Mining & Manufacturing Co. ..............      2,312,585
                                                                    ------------
                                                                       3,488,965
                                                                    ------------
 Metal & Mineral Production (0.8%)
       32,010 Alcoa, Inc. .......................................      1,176,047
       21,490 Barrick Gold Corp. ................................        332,450
       42,990 Placer Dome, Inc. .................................        379,602
                                                                    ------------
                                                                       1,888,099
                                                                    ------------
 Oil & Gas--Exploration & Production Services (14.4%)
       36,100 Apache Corp. ......................................      2,079,360
       27,550 Chevron Corp. .....................................      2,294,364
      116,089 Exxon Mobil Corp. .................................      9,768,890
       44,150 Murphy Oil Corp. ..................................      2,558,051
       64,340 National-Oilwell, Inc. (b).........................      2,347,767
       30,570 Noble Drilling Corp. (b)...........................      1,379,318
      156,220 Ocean Energy, Inc. ................................      2,719,790
       81,600 Royal Dutch Petroleum Co. .........................      4,924,560
       24,157 Schlumberger Ltd. .................................      1,855,258
       65,950 Ultramar Diamond Shamrock Corp. ...................      1,884,851
       67,390 USX-Marathon Group.................................      1,843,790
                                                                    ------------
                                                                      33,655,999
                                                                    ------------
 Paper Products (0.4%)
       16,580 Temple-Inland, Inc. ...............................        845,414
                                                                    ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Value Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

                                   Security
   Shares                        Description                        Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Pharmaceuticals (0.5%)
     19,040 Pharmacia Corp. .....................................   $  1,066,621
                                                                    ------------
 Publishing (1.2%)
     43,440 Gannett Co., Inc. ...................................      2,754,096
                                                                    ------------
 Raw Materials (0.8%)
    124,000 USX--U.S. Steel Group................................      1,939,360
                                                                    ------------
 Real Estate (0.7%)
     75,125 Healthcare Realty Trust, Inc. .......................      1,673,785
                                                                    ------------
 Restaurants (0.5%)
     49,100 Brinker International, Inc. (b)......................      1,274,636
                                                                    ------------
 Retail (4.4%)
     91,430 Costco Wholesale Corp. (b)...........................      4,228,637
     57,250 Lowe's Cos., Inc. ...................................      3,060,013
     78,780 Target Corp. ........................................      2,992,064
                                                                    ------------
                                                                      10,280,714
                                                                    ------------
 Savings & Loans (2.3%)
     34,010 Astoria Financial Corp. .............................      1,774,897
    133,280 Dime Bancorp, Inc. ..................................      3,690,523
                                                                    ------------
                                                                       5,465,420
                                                                    ------------
 Software & Computer Services (1.4%)
     29,500 BMC Software, Inc. (b)...............................        857,344
     48,460 FileNET Corp. (b)....................................      1,314,478
     19,140 Microsoft Corp. (b)..................................      1,168,736
                                                                    ------------
                                                                       3,340,558
                                                                    ------------
 Telecommunications--Services & Equipment (5.4%)
    100,700 ADC Telecommunications, Inc. (b).....................      1,466,444
     73,620 Global Crossing Ltd. (b).............................      1,621,112
     60,560 MasTec, Inc. (b).....................................      1,158,513
    189,940 Nortel Networks Corp. ...............................      7,261,406
     20,180 Scientific-Atlanta, Inc. ............................      1,210,800
                                                                    ------------
                                                                      12,718,275
                                                                    ------------
 Tobacco & Tobacco Products (0.6%)
     30,900 Philip Morris Cos., Inc. ............................      1,359,600
                                                                    ------------
 Transportation (0.6%)
     39,420 USFreightways Corp. .................................      1,458,540
                                                                    ------------

                                  Security                            Market
   Shares                        Description                          Value
 ---------- ----------------------------------------------------   ------------

 Common Stocks, continued
 Utilities--Diversified (0.2%)
      9,600 Dynegy, Inc., Class A...............................   $    467,520
                                                                   ------------
 Utilities--Electric (3.4%)
    108,600 Duke Energy Corp. ..................................      3,971,502
     39,230 FPL Group, Inc. ....................................      2,275,340
     48,210 TXU Corp. ..........................................      1,818,963
                                                                   ------------
                                                                      8,065,805
                                                                   ------------
 Utilities--Gas Distributions (1.9%)
    115,715 Williams Cos., Inc. ................................      4,527,928
                                                                   ------------
 Utilities--Telecommunications (7.8%)
     60,420 ALLTEL Corp. .......................................      3,575,656
          2 AT&T Corp. .........................................             48
     60,370 Qwest Communications International Inc (b)..........      2,542,784
     37,240 Sprint Corp. .......................................        923,552
    137,701 Verizon Communications..............................      7,566,670
    166,015 WorldCom, Inc. (b)..................................      3,579,698
                                                                   ------------
                                                                     18,188,408
                                                                   ------------
  Total Common Stocks (Cost $207,283,518)                           225,446,374
                                                                   ------------
 Warrant (0.0%)
 Savings & Loans (0.0%)
    121,650 Dime Bancorp, Inc. .................................         30,413
                                                                   ------------
  Total Warrant (Cost $0)                                                30,413
                                                                   ------------
 Depositary Receipts (2.1%)
     35,040 S&P 500 Depositary Receipt..........................      4,801,181
                                                                   ------------
  Total Depositary Receipts (Cost $4,768,968)                         4,801,181
                                                                   ------------
 Investment Company (2.3%)
  5,444,492 The One Group Prime Money Market Fund (I Shares)....      5,444,492
                                                                   ------------
  Total Investment Companies (Cost $5,444,492)                        5,444,492
                                                                   ------------
  Total Investments (Cost $217,496,978) (a)--100.8%                 235,722,460
  Liabilities in excess of other assets--(0.8)%                      (1,785,955)
                                                                   ------------
  Net Assets--100.0%                                               $233,936,505
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $ 32,107,307
   Unrealized depreciation.   (13,881,825)
                             ------------
   Net unrealized
    appreciation...........  $ 18,225,482
                             ============

(b)  Non-income producing security.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks (96.3%)
 Aerospace/Defense (3.8%)
     32,500 AAR Corp. ...........................................   $    493,675
      7,350 Alliant Techsystems, Inc. (b)........................        509,355
     22,600 Kaman Corp. .........................................        364,425
                                                                    ------------
                                                                       1,367,455
                                                                    ------------
 Agricultural Services (1.3%)
     19,800 Delta & Pine Land Co. (b)............................        455,400
                                                                    ------------
 Airlines (0.9%)
     10,200 Frontier Airlines, Inc. (b)..........................        337,238
                                                                    ------------
 Apparel (2.5%)
     30,100 Cato Corp. ..........................................        534,275
     32,800 Steven Madden, Ltd. (b)..............................        356,700
                                                                    ------------
                                                                         890,975
                                                                    ------------
 Automobiles & Trucks (1.2%)
     15,100 Navistar International Corp. (b).....................        419,327
                                                                    ------------
 Banks (11.9%)
     14,200 Associated Banc-Corp. ...............................        482,800
     24,500 Banknorth Group, Inc. ...............................        485,406
     28,300 Colonial BancGroup, Inc. ............................        353,184
     15,300 Community Bank System, Inc. .........................        431,460
     18,466 F.N.B. Corp. ........................................        399,327
     13,100 First Essex Bancorp, Inc. ...........................        275,100
     17,200 FirstMerit Corp. ....................................        434,300
     19,200 Greater Bay Bancorp .................................        709,199
     12,700 Provident Financial Group, Inc. .....................        385,763
     34,000 West Coast Bancorp...................................        350,625
                                                                    ------------
                                                                       4,307,164
                                                                    ------------
 Biotechnology (0.6%)
      2,900 Invitrogen Corp. (b).................................        216,050
                                                                    ------------
 Building Materials (4.1%)
      9,300 Ameron International Corp. ..........................        432,915
     18,600 NCI Building Systems, Inc. ..........................        381,300
     14,800 Nortek, Inc. (b).....................................        415,140
     12,700 Quanex Corp. ........................................        239,395
                                                                    ------------
                                                                       1,468,750
                                                                    ------------
 Chemicals (1.3%)
      9,900 OM Group, Inc. ......................................        481,140
                                                                    ------------
 Commercial Services (2.2%)
     32,100 Boron, LePore & Associates, Inc. (b).................        429,338
     11,100 F.Y.I., Inc. (b).....................................        363,525
                                                                    ------------
                                                                         792,863
                                                                    ------------
 Consumer Goods & Services (2.6%)
     37,400 American Greetings Corp. ............................        469,370
     18,200 Church & Dwight Co., Inc. ...........................        454,818
                                                                    ------------
                                                                         924,188
                                                                    ------------

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Electrical Equipment (1.3%)
     16,900 EMCOR Group, Inc. (b)................................   $    471,510
                                                                    ------------
 Electronic & Electrical (2.8%)
     20,600 Avnet, Inc. .........................................        566,294
     31,900 Pioneer-Standard Electronics, Inc. ..................        446,600
                                                                    ------------
                                                                       1,012,894
                                                                    ------------
 Entertainment (1.6%)
     51,600 Blockbuster, Inc., Class A...........................        575,340
                                                                    ------------
 Health Care Facilities (1.0%)
     12,800 Triad Hospitals, Inc. (b)............................        363,200
                                                                    ------------
 Identification Systems (1.4%)
     45,470 Paxar Corp. (b)......................................        486,529
                                                                    ------------
 Insurance (4.8%)
     13,068 Delphi Financial Group, Inc. (b).....................        486,914
     19,000 Enhance Financial Services Group, Inc. ..............        250,610
     14,900 Protective Life Corp. ...............................        438,060
     15,700 Reinsurance Group of America, Inc. ..................        537,725
                                                                    ------------
                                                                       1,713,309
                                                                    ------------
 Machinery/Equipment (4.1%)
     52,310 Gerber Scientific, Inc. .............................        503,222
      8,700 NACCO Industries, Inc. ..............................        480,501
     26,800 Terex Corp. (b)......................................        486,152
                                                                    ------------
                                                                       1,469,875
                                                                    ------------
 Medical Equipment and Supplies (0.8%)
     22,100 Aradigm Corp. (b)....................................        292,825
                                                                    ------------
 Metals (1.1%)
     14,400 Mueller Industries, Inc. (b).........................        385,920
                                                                    ------------
 Oil & Gas--Exploration & Production Services (3.5%)
     45,800 Chesapeake Energy Corp. (b)..........................        394,796
      9,300 Noble Affiliates, Inc. ..............................        393,948
     37,500 Pennzoil-Quaker State Co. ...........................        451,875
                                                                    ------------
                                                                       1,240,619
                                                                    ------------
 Oilfield Equipment & Services (2.1%)
     22,300 Gulf Island Fabrication, Inc. (b)....................        402,794
     48,100 Newpark Resources, Inc. (b)..........................        342,953
                                                                    ------------
                                                                         745,747
                                                                    ------------
 Paper Products (1.1%)
     32,000 P.H. Glatfelter and Co. .............................        387,200
                                                                    ------------
 Publishing (1.2%)
     13,000 Valassis Communications, Inc. (b)....................        437,450
                                                                    ------------
 Real Estate (9.7%)
      7,700 Centerpoint Properties Corp. ........................        354,354
     12,000 Colonial Properties Trust............................        327,720

                                   Continued

PACIFIC CAPITAL FUNDS
Small Cap Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

   Shares                    Security Description                   Market Value
 ---------- -----------------------------------------------------   ------------

 Common Stocks, continued
 Real Estate, continued
     20,300 Glimcher Realty Trust................................   $    295,568
     18,500 Golf Trust of America, Inc. .........................        163,170
     13,500 Highwoods Properties, Inc. ..........................        349,650
     31,000 Innkeepers USA Trust.................................        370,450
     13,900 Macerich Co. ........................................        289,259
     13,200 Manufactured Home Communities, Inc. .................        363,792
     11,600 Shurgard Storage Centers, Inc. ......................        295,800
     16,100 Summit Properties, Inc. .............................        390,102
     27,100 Taubman Centers, Inc. ...............................        303,520
                                                                    ------------
                                                                       3,503,385
                                                                    ------------
 Recreational Products (3.7%)
     45,600 Hasbro, Inc. ........................................        541,728
     25,500 National R.V. Holdings, Inc. (b).....................        345,780
     11,900 Toro Co. ............................................        445,655
                                                                    ------------
                                                                       1,333,163
                                                                    ------------
 Retail (1.3%)
     17,600 Barnes & Noble, Inc. (b).............................        452,320
                                                                    ------------
 Savings & Loans (2.2%)
      9,600 Astoria Financial Corp. .............................        501,000
     12,400 Parkvale Financial Corp. ............................        292,950
                                                                    ------------
                                                                         793,950
                                                                    ------------
 Shipbuilding (1.2%)
      8,300 Newport News Shipbuilding, Inc. .....................        420,063
                                                                    ------------
 Software & Computer Services (1.9%)
     31,100 Deltek Systems, Inc. (b).............................        207,981
     32,900 Quantum Corp.--DLTape & Storage Systems Group (b)....        468,825
                                                                    ------------
                                                                         676,806
                                                                    ------------
 Technology--Services (Data Processing) (1.1%)
      7,900 SPS Technologies, Inc. (b)...........................        395,000
                                                                    ------------
 Telecommunications--Services & Equipment (3.3%)
     37,200 AVT Corp. (b)........................................        239,475
     35,900 Ditech Communications Corp. (b)......................        435,288
     26,900 Price Communications Corp. (b).......................        519,439
                                                                    ------------
                                                                       1,194,202
                                                                    ------------

                                                                      Market
   Shares                    Security Description                      Value
 ---------- -----------------------------------------------------   -----------

 Common Stocks, continued
 Tobacco & Tobacco Products (1.2%)
     13,200 Universal Corp. .....................................   $   415,800
                                                                    -----------
 Transportation (1.2%)
     16,600 Heartland Express, Inc. (b)..........................       419,150
                                                                    -----------
 Utilities--Electric (4.8%)
     15,000 Alliant Energy Corp. ................................       457,500
     23,400 Conectiv, Inc. ......................................       446,004
      9,000 IDACORP, Inc. .......................................       370,710
     29,600 Sierra Pacific Resources.............................       432,456
                                                                    -----------
                                                                      1,706,670
                                                                    -----------
 Utilities--Gas (3.0%)
     11,500 Energen Corp. .......................................       336,375
     10,200 NUI Corp. ...........................................       274,380
     19,500 UGI Corp. ...........................................       453,570
                                                                    -----------
                                                                      1,064,325
                                                                    -----------
 Wholesale Distribution (2.5%)
     48,600 Central Garden & Pet Co. (b).........................       407,025
     56,600 Handleman Co. (b)....................................       502,608
                                                                    -----------
                                                                        909,633
                                                                    -----------
  Total Common Stocks (Cost $29,733,014)..........................   34,527,435
                                                                    -----------
 Investment Companies (6.2%)
     12,100 iShares Russell 2000 Value Index Fund................     1,439,537
    780,344 The One Group Prime Money Market Fund (I Shares).....       780,344
                                                                    -----------
  Total Investment Companies (Cost $2,208,807)                        2,219,881
                                                                    -----------
  Total Investments (Cost $31,941,821) (a)--102.5%                   36,747,316
  Liabilities in excess of other assets--(2.5)%                        (890,541)
                                                                    -----------
  Total Net Assets--100.0%                                          $35,856,775
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $ 6,260,749
   Unrealized depreciation..  (1,455,254)
                             -----------
   Net unrealized
    appreciation............ $ 4,805,495
                             ===========

(b) Non-income producing security.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                                January 31, 2001
                                  (Unaudited)




   Shares                    Security Description                   Market Value
   ------   -----------------------------------------------------   ------------

 Common Stocks (60.8%)
 Airlines (0.3%)
     19,660 Southwest Airlines Co. ..............................   $    615,948
                                                                    ------------
 Automotive (0.6%)
     46,221 Ford Motor Co. ......................................      1,302,970
                                                                    ------------
 Banking (1.2%)
     35,370 Dime Bancorp, Inc. ..................................        979,395
     34,810 FleetBoston Financial Corp. .........................      1,508,666
                                                                    ------------
                                                                       2,488,061
                                                                    ------------
 Beverages (1.6%)
     27,220 Anheuser Busch Cos, Inc. ............................      1,180,259
     46,890 PepsiCo, Inc. .......................................      2,066,443
                                                                    ------------
                                                                       3,246,702
                                                                    ------------
 Business Equipment & Services (1.5%)
     58,980 Deluxe Corp. ........................................      1,237,990
     39,762 Paychex, Inc. .......................................      1,794,260
                                                                    ------------
                                                                       3,032,250
                                                                    ------------
 Computers & Peripherals (5.3%)
    108,012 Cisco Systems, Inc. (b)..............................      4,043,699
     48,060 EMC Corp. (b)........................................      3,652,079
     71,480 Sun Microsystems, Inc. (b)...........................      2,184,608
     21,310 Symbol Technologies, Inc. ...........................      1,007,963
                                                                    ------------
                                                                      10,888,349
                                                                    ------------
 Consumer Durable (0.3%)
     15,060 Harley-Davidson, Inc. ...............................        683,573
                                                                    ------------
 Consumer Goods & Services (0.7%)
     13,240 Clorox Co. ..........................................        446,850
     14,200 Procter & Gamble Co. ................................      1,020,128
                                                                    ------------
                                                                       1,466,978
                                                                    ------------
 Diversified Operations (1.8%)
     61,960 Tyco International, Ltd. ............................      3,816,736
                                                                    ------------
 Electrical Equipment (3.7%)
     21,330 Artesyn Technologies, Inc. (b).......................        533,250
     77,500 General Electric Co. ................................      3,565,000
     39,750 Sanmina Corp. (b)....................................      1,932,844
     75,660 Vishay Intertechnology, Inc. (b).....................      1,649,388
                                                                    ------------
                                                                       7,680,482
                                                                    ------------
 Electronic Components/Instruments (1.7%)
     21,950 Flextronics International Ltd. (b)...................        836,844
     66,340 Solectron Corp. (b)..................................      2,643,649
                                                                    ------------
                                                                       3,480,493
                                                                    ------------
 Electronics--Semiconductors (2.9%)
     25,500 Altera Corp. (b).....................................        771,375
     23,950 Applied Materials, Inc. (b)..........................      1,204,984



   Shares                    Security Description                   Market Value
   ------   -----------------------------------------------------   ------------

 Common Stocks, continued
 Electronics--Semiconductors, continued
     23,460 Teradyne, Inc. (b)...................................   $  1,028,017
     68,170 Texas Instruments, Inc. .............................      2,985,847
                                                                    ------------
                                                                       5,990,223
                                                                    ------------
 Entertainment (0.9%)
     34,150 AOL Time Warner, Inc. (b)............................      1,794,924
                                                                    ------------
 Financial Services (7.3%)
     12,960 Alliance Capital Management Holding L.P. ............        752,976
     30,690 Capital One Financial Corp. .........................      1,934,084
     49,050 J.P. Morgan Chase & Co. .............................      2,697,260
     20,480 MGIC Investment Corp. ...............................      1,177,395
     40,080 Morgan Stanley Dean Witter & Co. ....................      3,396,779
     89,410 Stilwell Financial, Inc. (b).........................      3,885,758
     19,860 Wells Fargo & Co. ...................................      1,022,989
                                                                    ------------
                                                                      14,867,241
                                                                    ------------
 Health Care (0.4%)
      7,880 WellPoint Health Networks, Inc. (b)..................        760,184
                                                                    ------------
 Insurance (1.8%)
     31,278 American International Group, Inc. ..................      2,659,255
      9,945 Marsh & McLennan Cos., Inc. .........................      1,075,552
                                                                    ------------
                                                                       3,734,807
                                                                    ------------
 Insurance--Life & Health (0.3%)
     10,880 AFLAC, Inc. (b)......................................        641,702
                                                                    ------------
 Leisure--Recreation, Gaming (0.4%)
     28,160 Carnival Corp. ......................................        908,442
                                                                    ------------
 Medical Instruments (0.6%)
     14,780 ALZA Corp. (b).......................................        611,892
     11,960 Medtronic, Inc. .....................................        645,840
                                                                    ------------
                                                                       1,257,732
                                                                    ------------
 Medical Supplies (0.6%)
     14,940 Baxter International, Inc. ..........................      1,312,927
                                                                    ------------
 Medical--Biotechnology (1.8%)
     14,030 Amgen, Inc. (b)......................................        986,484
     11,480 Applied Biosystems Group.............................        964,320
     23,760 Waters Corp. (b).....................................      1,747,073
                                                                    ------------
                                                                       3,697,877
                                                                    ------------
 Oil & Gas--Exploration & Production Services (2.1%)
     19,540 Exxon Mobil Corp. ...................................      1,644,291
     11,530 Noble Drilling Corp. (b).............................        520,234
     19,130 Ocean Energy, Inc. ..................................        333,053

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)




   Shares                    Security Description                   Market Value
   ------   -----------------------------------------------------   ------------

 Common Stocks, continued
 Oil & Gas--Exploration & Production Services, continued
     10,630 Schlumberger Ltd. ...................................   $    816,384
     34,460 Ultramar Diamond Shamrock Corp. .....................        984,867
                                                                    ------------
                                                                       4,298,829
                                                                    ------------
 Pharmaceuticals (5.1%)
     14,270 Bristol-Myers Squibb Co. ............................        883,170
     36,430 Elan Corp., PLC, ADR (b).............................      1,828,786
      8,260 Johnson & Johnson, Inc. .............................        769,254
     16,800 Lilly (Eli) & Co. ...................................      1,323,840
      8,050 Merck & Co., Inc. ...................................        661,549
     59,716 Pfizer Inc. .........................................      2,696,178
     48,920 Schering-Plough Corp. ...............................      2,465,568
                                                                    ------------
                                                                      10,628,345
                                                                    ------------
 Publishing (0.9%)
     30,370 McGraw-Hill Cos., Inc. ..............................      1,939,125
                                                                    ------------
 Real Estate (0.7%)
     30,000 Franchise Finance Corp. of America...................        696,000
     30,330 Healthcare Realty Trust, Inc. .......................        675,752
                                                                    ------------
                                                                       1,371,752
                                                                    ------------
 Restaurants (1.1%)
     25,530 Brinker International, Inc. (b)......................        662,759
     30,320 Starbucks Corp. (b)..................................      1,514,105
                                                                    ------------
                                                                       2,176,864
                                                                    ------------
 Retail (5.1%)
     59,250 Costco Wholesale Corp. (b)...........................      2,740,313
     24,334 Kohl's Corp. (b).....................................      1,727,714
     20,230 Lowe's Cos., Inc. ...................................      1,081,294
     37,280 Men's Wearhouse, Inc. (b)............................      1,181,030
     68,580 Wal-Mart Stores, Inc. ...............................      3,895,343
                                                                    ------------
                                                                      10,625,694
                                                                    ------------
 Retail--Food Chain (0.4%)
     16,330 Safeway, Inc. (b)....................................        827,441
                                                                    ------------
 Savings & Loan (0.5%)
     21,273 Washington Mutual, Inc. .............................      1,026,422
                                                                    ------------
 Software & Computer Services (2.5%)
     19,760 Computer Associates International, Inc. .............        711,558
     25,310 Microsoft Corp. (b)..................................      1,545,492
     72,800 Oracle Corp. (b).....................................      2,120,299
      5,330 Siebel Systems, Inc. (b).............................        353,446
      5,290 Veritas Software Corp. (b)...........................        501,889
                                                                    ------------
                                                                       5,232,684
                                                                    ------------

   Shares
     or
 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Common Stocks, continued
 Telecommunications--Services and Equipment (6.4%)
     33,000 ADC Telecommunications, Inc. (b)....................   $    480,563
     43,020 ALLTEL Corp. .......................................      2,545,923
     39,920 Corning, Inc. ......................................      2,263,863
     61,430 MasTec, Inc. (b)....................................      1,175,156
     77,560 Nortel Networks Corp. ..............................      2,965,118
     38,480 Tellabs, Inc. (b)...................................      2,493,985
     21,642 Verizon Communications..............................      1,189,228
                                                                   ------------
                                                                     13,113,836
                                                                   ------------
 Utilities--Gas Distributions (0.3%)
     14,960 Williams Cos., Inc. ................................        585,385
                                                                   ------------
  Total Common Stocks (Cost $95,842,517)                            125,494,978
                                                                   ------------
 Warrant (0.0%)
 Savings & Loan (0.0%)
     35,370 Dime Bancorp, Inc. .................................          8,843
                                                                   ------------
  Total Warrant (Cost $0)                                                 8,843
                                                                   ------------
 Corporate Bonds (13.0%)
 Banking--Foreign (0.6%)
 $  325,000 Bayerische Landesbank-NY, 6.20%, 2/9/06, Callable
             2/9/03 @ 100.......................................        325,000
  1,000,000 Westdeutsche Landesbank, 6.75%, 6/15/05.............      1,016,250
                                                                   ------------
                                                                      1,341,250
                                                                   ------------
 Brokerage Services (1.9%)
  1,000,000 Goldman Sachs Group, Inc., 6.88%, 1/15/11...........      1,012,500
  2,000,000 Merrill Lynch & Co., 6.00%, 2/12/03.................      2,017,500
  1,000,000 Merrill Lynch & Co., 6.55%,
             8/1/04.............................................      1,021,250
                                                                   ------------
                                                                      4,051,250
                                                                   ------------
 Business Equipment & Services (1.4%)
  3,000,000 Pitney Bowes, Inc., 5.95%, 2/1/05...................      2,981,250
                                                                   ------------
 Entertainment (1.0%)
  2,000,000 Walt Disney Co., 5.13%, 12/15/03....................      1,972,500
                                                                   ------------
 Finance (0.5%)
  1,000,000 Ford Motor Credit Co., 7.50%, 3/15/05...............      1,037,500
                                                                   ------------
 Financial Services (1.7%)
  1,000,000 Citigroup, Inc., 6.50%, 1/18/11.....................      1,002,500
    600,000 General Electric Capital Corp., 6.80%, 11/1/05......        627,750
    515,000 JP Morgan & Co., 7.25%, 1/15/02.....................        524,656
  1,300,000 JP Morgan & Co., 6.25%, 1/15/09.....................      1,267,500
                                                                   ------------
                                                                      3,422,406
                                                                   ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)


 Principal
   Amount                   Security Description                   Market Value
 ---------  ----------------------------------------------------   ------------

 Corporate Bonds, continued
 Food--Distribution (0.5%)
 $1,000,000 Sysco Corp., 6.50%, 6/15/05.........................   $  1,030,000
                                                                   ------------
 Insurance (0.8%)
  1,500,000 GE Global Insurance Corp., 7.75%, 6/15/30...........      1,681,875
                                                                   ------------
                                                                      1,681,875
                                                                   ------------
 Machinery--Electrical (0.7%)
  1,250,000 Emerson Electric Co., 7.88%, 6/1/05.................      1,353,125
                                                                   ------------
 Medical--Drugs (0.7%)
  1,350,000 Zeneca Wilmington, 6.30%, 6/15/03...................      1,380,375
                                                                   ------------
 Pharmaceuticals (1.0%)
  1,000,000 Johnson & Johnson, 8.72%, 11/1/24...................      1,133,750
  1,000,000 Warner-Lambert Co., 6.63%, 9/15/02..................      1,018,750
                                                                   ------------
                                                                      2,152,500
                                                                   ------------
 Retail (0.5%)
  1,000,000 Wal-Mart Stores, Inc., 7.50%, 5/15/04...............      1,060,000
                                                                   ------------
 Supranational Agency (1.2%)
    900,000 Interamerica Development Bank, 8.50%, 3/15/11.......      1,066,500
  1,375,000 Interamerica Development Bank, 6.80%, 10/15/25......      1,430,000
                                                                   ------------
                                                                      2,496,500
                                                                   ------------
 Telecommunications--Services and Equipment (0.5%)
  1,000,000 Pacific Bell, 6.25%, 3/1/05.........................      1,012,500
                                                                   ------------
  Total Corporate Bonds (Cost $26,113,644)                           26,973,031
                                                                   ------------
 Medium Term/Senior Notes (1.5%)
 Chemicals (1.5%)
  3,000,000 E.I. du Pont de Nemours & Co., 6.00%, 3/6/13,
             Callable 3/6/03 @ 100..............................      3,052,500
                                                                   ------------
  Total Medium Term/Senior Notes (Cost $3,073,511)                    3,052,500
                                                                   ------------
 Private Placement (1.0%)
 Insurance (1.0%)
  2,000,000 Monumental Global Funding, 6.05%, 1/19/06 (c).......      2,002,500
                                                                   ------------
  Total Private Placement (Cost $1,998,470)                           2,002,500
                                                                   ------------

   Shares
     or
 Principal
   Amount                    Security Description                   Market Value
 ---------  -----------------------------------------------------   ------------

 U.S. Government Agencies (9.8%)
 Federal Home Loan Bank (1.3%)
 $  845,000 6.38%, 11/15/02......................................   $    864,013
  1,675,000 7.63%, 5/14/10.......................................      1,886,468
                                                                    ------------
                                                                       2,750,481
                                                                    ------------
 Federal Home Loan Mortgage Corp. (2.0%)
  2,000,000 5.00%, 1/15/04.......................................      1,991,140
  2,000,000 7.00%, 3/15/10.......................................      2,159,460
                                                                    ------------
                                                                       4,150,600
                                                                    ------------
 Federal National Mortgage Association (3.9%)
  1,000,000 5.75%, 6/15/05.......................................      1,013,980
  5,550,000 6.00%, 5/15/08.......................................      5,650,844
  1,260,000 6.63%, 9/15/09.......................................      1,326,150
                                                                    ------------
                                                                       7,990,974
                                                                    ------------
 Private Export Funding (0.5%)
  1,000,000 5.50%, 3/15/01.......................................      1,000,000
                                                                    ------------
 Small Business Administration Corp. (0.7%):
  1,435,430 6.70%, 3/1/16........................................      1,445,133
                                                                    ------------
 Tennessee Valley Authority (1.4%)
  3,000,000 5.38%, 11/13/08......................................      2,901,540
                                                                    ------------
  Total U.S. Government Agencies
   (Cost $19,891,181)                                                 20,238,728
                                                                    ------------
 U.S. Treasury Bonds (7.6%)
    950,000 9.38%, 2/15/06.......................................      1,136,476
    295,000 12.00%, 8/15/13......................................        417,425
  3,455,000 7.25%, 5/15/16.......................................      4,051,333
  3,200,000 7.88%, 2/15/21.......................................      4,055,328
  5,015,000 7.13%, 2/15/23.......................................      5,950,849
    100,000 6.25%, 8/15/23.......................................        107,766
                                                                    ------------
  Total U.S. Treasury Bonds (Cost $14,319,389)                        15,719,177
                                                                    ------------
 U.S. Treasury Notes (2.4%)
  2,800,000 7.25%, 5/15/04.......................................      3,002,412
  1,900,000 6.50%, 5/15/05.......................................      2,016,850
                                                                    ------------
  Total U.S. Treasury Notes (Cost $4,741,978)                          5,019,262
                                                                    ------------
 Depositary Receipts (1.6%)
     23,550 S&P 500 Depositary Receipt...........................      3,226,821
                                                                    ------------
  Total Depositary Receipts (Cost $3,203,710)                          3,226,821
                                                                    ------------
 Investment Company (1.7%)
  3,578,432 The One Group Prime Money Market Fund (I Shares).....      3,578,432
                                                                    ------------
  Total Investment Company (Cost $3,578,432)                           3,578,432
                                                                    ------------
  Total Investments (Cost $172,762,832) (a)--99.4%                   205,314,272
  Other assets in excess of liabilities--0.6%                          1,258,107
                                                                    ------------
  Total Net Assets--100.0%                                          $206,572,379
                                                                    ============

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                  Schedule of Portfolio Investments, Continued
                                January 31, 2001
                                  (Unaudited)

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $39,586,192
   Unrealized depreciation..  (7,034,752)
                             -----------
   Net unrealized
    appreciation............ $32,551,440
                             ===========

(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR--American Depository Receipt
PLC--Public Limited Company
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                         Notes to Financial Statements
                               January 31, 2001
                                  (Unaudited)

1. Organization

 Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"): Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: Class A (formerly known as Retail Class), Class B and Class Y (formerly known as Institutional Class). The Class Y shares commenced operations on October 14, 1994 when the Trust identified those Institutional Shareholders that were part of Class A (as of October 13, 1994) and transferred the Shareholders into Class Y. As of January 31, 2001, Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Tax-Free Securities Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund have issued Class B shares. Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A and B shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

 The Funds' investment objectives are as follows: Growth Stock Fund seeks primarily long-term capital appreciation and secondarily, dividend income. Growth and Income Fund and Balanced Fund seek primarily current income and secondarily long-term capital appreciation. New Asia Growth Fund and International Stock Fund seek long-term capital appreciation. Diversified Fixed Income Fund seeks a high level of current income. Ultra Short Government Fund and Short Intermediate U.S. Treasury Securities Fund seek primarily a high level of current income consistent with prudent risk of capital and secondarily, capital appreciation. Tax-Free Securities Fund seeks a high level of current income exempt from federal and Hawaii income taxes. Tax-Free Short Intermediate Securities Fund seeks a high level of current income exempt from federal and Hawaii income taxes with a greater stability in price than a long-term bond fund. Value Fund seeks to provide long-term capital appreciation and secondarily, current income. Small Cap Fund seeks long-term capital appreciation.
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2001
                                  (Unaudited)


2. Reorganization

 The Trust entered an agreement and plan of reorganization and termination pursuant to which all of the assets and liabilities of the Pacific Capital U.S. Treasury Securities Fund were transferred to the Pacific Capital Diversified Fixed Income Fund of the Trust. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on July 10, 2000, following approval by shareholders of the U.S. Treasury Securities Fund, at a special shareholder meeting held on July 7, 2000.

 The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                  Before Reorganization       After Reorganization
                            --------------------------------- --------------------
                             Pacific Capital  Pacific Capital   Pacific Capital
                            Diversified Fixed  U.S. Treasury   Diversified Fixed
                               Income Fund    Securities Fund     Income Fund
                            ----------------- --------------- --------------------
  Class A Shares..........         235,981          170,684            389,072
  Class B Shares..........         265,973               --            265,973
  Class Y Shares..........      23,019,793          520,032         23,484,397
                              ------------      -----------       ------------
  Total Shares............      23,521,747          690,716         24,139,442
  Class A Net Assets......    $  2,411,552      $ 1,566,494       $  3,978,046
  Class B Net Assets......       2,713,860               --          2,713,860
  Class Y Net Assets......     236,730,110        4,776,157        241,506,267
                              ------------      -----------       ------------
  Total Net Assets........    $241,855,522      $ 6,342,651       $248,198,173
  Net Asset Value
  Class A Shares..........    $      10.22      $      9.18       $      10.22
  Class B Shares..........    $      10.20               --       $      10.20
  Class Y Shares..........    $      10.28      $      9.18       $      10.28
  Unrealized Appreciation
   / (Depreciation).......    $   (857,507)     $   144,256       $   (713,251)
  Accumulated Net Realized
   Losses.................    $ (8,615,003)     $(3,280,986)      $(11,895,989)

3. Significant Accounting Policies

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation:

 Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System are valued at last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by The Asset Management Group of Bank of Hawaii (the "Adviser") under the supervision of the Trust's Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. In addition, money market funds may not (a) purchase any instrument with a remaining maturity greater then 397 days unless such instrument is subject to a demand
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2001
                                  (Unaudited)

 feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the costs and market values of securities held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

 Securities Transactions and Related Income:

 Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 Foreign Currency Translation:

 The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

 The New Asia Growth Fund and International Stock Fund isolate that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

 Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

 Risks Associated with Foreign Securities and Currencies:

 Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

 Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the New Asia Growth Fund and International Stock Fund and, to a lesser extent, Growth Fund, Growth and Income Fund and Value Fund and may result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

 Forward Currency Exchange Contracts:

 The New Asia Growth Fund and International Stock Fund may from time to time enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross" currency foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign currency contracts might be
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2001
                                  (Unaudited)

 considered spot (typically a contract of one week or less) contract or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., these Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

 Securities Purchased on a When-Issued Basis and Forward Commitments:

 The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The values of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their values, are taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. In the case of when-issued securities, the Funds do not accrue interest or dividends until the underlying securities are received.

 Repurchase Agreements:

 The Funds may acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price ("a repurchase agreement"). The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 Dividends to Shareholders:

 Dividends from net investment income are declared daily and paid monthly for the Ultra Short Government Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Growth Stock Fund, Growth and Income Fund, Value Fund, New Asia Growth Fund, Small Cap Fund and International Stock Fund. Distributable net realized capital gains, if any, are declared and distributed annually.

 The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

 Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or
                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2001
                                  (Unaudited)

 distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 Federal Income Taxes:

 It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

 Concentration of Credit Risk:

 The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

 Other:

 Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or on other appropriate bases.

 Under the provisions of Statement of Positions (SOP) 98-5, "Reporting on the Costs of Start-Up Activities", costs associated with organizing a portfolio which commences operations subsequent to June 30, 1998 must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Ultra Short Government Fund, which commenced operations on June 1, 2000, were paid by the Adviser. Additionally, the Fund also incurred certain offering costs such as registration and prospectus fees, in connection with the organization. These offering costs were deferred and are being amortized on a straight-line basis over one year from the commencement of operations.

4. Purchases and Sales of Securities

 Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2001 are as follows:

                                                       Purchases       Sales
                                                      ------------ -------------
  Growth Stock Fund.................................. $213,242,693 $ 205,362,039
  Growth and Income Fund.............................   65,264,884    48,037,469
  New Asia Growth Fund...............................   19,367,882    19,036,841
  Diversified Fixed Income Fund......................   88,923,953   100,230,836
  Ultra Short Government Fund........................   21,889,369            --
  Short Intermediate U.S. Treasury Securities Fund...    9,692,203    18,038,418
  Tax-Free Securities Fund...........................   61,627,648    33,619,890
  Tax-Free Short Intermediate Securities Fund........   12,302,996    10,694,395
  International Stock Fund...........................  116,083,045   118,167,179
  Value Fund.........................................  103,029,291    84,867,573
  Small Cap Fund.....................................   12,924,890    22,810,329
  Balanced Fund......................................   63,830,142    66,946,319

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2001
                                  (Unaudited)


5. Related Party Transactions

 Investment advisory services are provided to the Trust by the Advisor. Under the terms of the investment advisory agreement with the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of the Funds.

 CMG First State LLC is the Sub-Adviser to the New Asia Growth Fund. Nicholas-Applegate Capital Management ("NACM") is the Sub-Adviser to the International Stock Fund and the Small Cap Fund. In October 2000, NACM announced that it had agreed to be acquired by Allianz of America, Inc., a subsidiary of Allianz AG. Their fees are paid by the Adviser out of its investment advisory fees. All sub-advisory fees are borne by the Advisor and not the Funds.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), BISYS Fund Services, Inc. ("BISYS Services") and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust. BISYS Ohio serves the Trust as administrator. Under the terms of a management and administration agreement, BISYS Ohio's fees are computed at an annual rate of 0.20% of the average daily net assets of each Fund.

 The Trust has adopted for the Class A and Class B shares of each of the Funds a Class A Distribution Plan and a Class B Distribution Plan ("the Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee which will not exceed on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. These fees are for payments BISYS makes to banks, including the Adviser, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

 Class A shares of the Growth Stock Fund, Growth and Income Fund, Value Fund, Balanced Fund, Tax-Free Securities Fund and Diversified Fixed Income Fund are subject to a 4.00% sales charge at the time of purchase. Class A shares of the New Asia Growth Fund, Small Cap Fund and International Stock Fund are subject to a 5.25% sales charge at the time of purchase. Class A shares of the Tax-Free Short Intermediate Securities Fund and Short Intermediate U.S. Treasury Securities Fund are subject to a 2.25% sales charge at the time of purchase. Class A shares of the Ultra Short Government Fund are subject to a 1.75% sales charge at the time of purchase. Class B shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, according to the following chart:

  Year of Redemption                                                        CDSC
  ------------------                                                        ----
  First....................................................................   5%
  Second...................................................................   4
  Third....................................................................   3
  Fourth...................................................................   3
  Fifth....................................................................   2
  Sixth....................................................................   1

 For the six months ended January 31, 2001, BISYS, as the Trust's principal underwriter, received approximately $546,878 from commissions on sales of Class A and Class B shares, of which $545,693 was reallowed to other dealers.

 BISYS Ohio serves the Trust as fund accountant. Under the terms of a fund accounting agreement, BISYS Ohio is entitled to receive fees based on a percentage of average daily net assets of each Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

 BISYS Services serves as the Transfer Agent for the Funds. Under the terms of transfer agency agreement, BISYS Services is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.
                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


 Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.

 Information regarding these transactions for six months ended January 31, 2001 is as follows:

                             Investment Advisory Fees
                            ---------------------------
                             Annual Fee as              Administration  12b-1 Fees
                            a Percentage of    Fees          Fees      Voluntarily  Total Fees
                             Average Daily  Voluntarily  Voluntarily    Reduced--   Voluntarily
                              Net Assets      Reduced      Reduced     Retail Class   Reduced
                            --------------- ----------- -------------- ------------ -----------
  Growth Stock Fund.......       0.80%       $     --      $109,227      $77,479     $186,706
  Growth and Income Fund..       0.80%             --        44,901       30,980       75,881
  New Asia Growth Fund....       0.90%             --         6,859        5,929       12,788
  Diversified Fixed Income
   Fund...................       0.60%        133,593        51,107       15,709      200,409
  Ultra Short Government
   Fund...................       0.40%         82,390        37,134       17,708      137,232
  Short Intermediate U.S.
   Treasury Securities
   Fund...................       0.50%         27,783         6,946        1,393       36,122
  Tax-Free Securities
   Fund...................       0.60%        268,410        90,350       17,822      376,582
  Tax-Free Short
   Intermediate Securities
   Fund...................       0.50%         21,588        10,794        3,886       36,268
  International Stock
   Fund...................       1.10%         54,523        21,810       10,134       86,467
  Value Fund..............       0.80%             --        41,988        4,564       46,552
  Small Cap Fund..........       1.10%         19,525         7,810        1,170       28,505
  Balanced Fund...........       0.80%        106,634        42,654          636      149,924

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)

6. Capital Share Transactions:

 Transactions in capital shares for the Trust were as follows:

                               Growth Stock Fund       Growth and Income Fund
                            -------------------------  ------------------------
                               Amount        Shares       Amount       Shares
                            -------------  ----------  ------------  ----------
                            For the Six Months Ended     For the Six Months
                                January 31, 2001       Ended January 31, 2001
                            -------------------------  ------------------------
                                  (Unaudited)                (Unaudited)
  Class A:
  Shares issued............ $   5,720,911     357,806  $  1,781,776      95,561
  Dividends reinvested.....     6,944,209     509,854     1,536,518      92,007
  Shares redeemed..........    (3,592,319)   (216,297)   (1,084,202)    (56,806)
                            -------------  ----------  ------------  ----------
  Net Change............... $   9,072,801     651,363  $  2,234,092     130,762
                            =============  ==========  ============  ==========
  Class B:
  Shares issued............ $   7,653,439     466,894  $  3,254,804     179,315
  Dividends reinvested.....     7,262,228     549,752     2,014,824     124,065
  Shares redeemed..........    (2,846,040)   (163,759)   (1,415,279)    (77,279)
                            -------------  ----------  ------------  ----------
  Net Change............... $  12,069,627     852,887  $  3,854,349     226,101
                            =============  ==========  ============  ==========
  Class Y:
  Shares issued............ $  80,906,226   5,450,908  $ 45,802,161   2,526,038
  Dividends reinvested.....    98,729,066   7,123,309    19,734,486   1,176,069
  Shares redeemed..........   (56,621,430) (3,333,834)  (24,622,939) (1,279,670)
                            -------------  ----------  ------------  ----------
  Net Change............... $ 123,013,862   9,240,383  $ 40,913,708   2,422,437
                            =============  ==========  ============  ==========

                               For the Year Ended        For the Year Ended
                                 July 31, 2000              July 31, 2000
                            -------------------------  ------------------------
  Class A:
  Shares issued............ $  10,161,866     529,690  $  2,304,193     110,052
  Dividends reinvested.....     4,644,321     272,394     1,230,229      64,817
  Shares redeemed..........    (4,478,388)   (230,122)   (1,887,654)    (94,811)
                            -------------  ----------  ------------  ----------
  Net Change............... $  10,327,799     571,962  $  1,646,768      80,058
                            =============  ==========  ============  ==========
  Class B:
  Shares issued............ $  15,235,053     802,212  $  5,811,607     290,511
  Dividends reinvested.....     3,077,285     183,391     1,221,362      65,418
  Shares redeemed..........    (1,428,995)    (73,901)   (1,019,147)    (52,048)
                            -------------  ----------  ------------  ----------
  Net Change............... $  16,883,343     911,702  $  6,013,822     303,881
                            =============  ==========  ============  ==========
  Class Y:
  Shares issued............ $ 102,210,921   5,295,053  $ 66,293,258   3,299,945
  Dividends reinvested.....    91,624,383   5,323,903    16,518,785     869,389
  Shares redeemed..........  (138,554,765) (7,118,890)  (63,425,450) (3,098,956)
                            -------------  ----------  ------------  ----------
  Net Change............... $  55,280,539   3,500,066  $ 19,386,593   1,070,378
                            =============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


6. Capital Share Transactions: (continued)

                              New Asia Growth Fund     Diversified Fixed Income Fund
                            ----------------------------------------------------------
                                  Amount       Shares         Amount          Shares
                            -------------  ---------------------------  --------------
                            For the Six Months Ended     For the Six Months Ended
                                January 31, 2001             January 31, 2001
                            ----------------------------------------------------------
                                  (Unaudited)                   (Unaudited)
  Class A:
  Shares issued...........  $     134,889      12,187  $     2,328,020        223,500
  Dividends reinvested....             --          --          166,098         15,851
  Shares redeemed.........       (187,693)    (16,685)      (1,211,247)      (115,059)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $     (52,804)     (4,498) $     1,282,871        124,292
                            =============  ==========  ===============  =============
  Class B:
  Shares issued...........  $      54,739       4,932  $       352,749         33,599
  Dividends reinvested....             --          --           65,989          6,312
  Shares redeemed.........        (70,896)     (6,405)        (166,333)       (16,040)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $     (16,157)     (1,473) $       252,405         23,871
                            =============  ==========  ===============  =============
  Class Y:
  Shares issued...........  $   8,312,714     766,664  $    33,023,968      3,142,639
  Dividends reinvested....             --          --          409,741         38,908
  Shares redeemed.........     (8,015,098)   (749,556)     (59,775,473)    (5,622,233)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $     297,616      17,108  $   (26,341,764)    (2,440,686)
                            =============  ==========  ===============  =============

                               For the Year Ended           For the Year Ended
                                 July 31, 2000                 July 31, 2000
                            ----------------------------------------------------------
  Class A:
  Shares issued...........  $     330,949      24,298  $     2,354,103        232,290
  Shares issued in connec-
   tion with acquisition..             --          --        1,566,494        153,091
  Dividends reinvested....             --          --          120,823         11,846
  Shares redeemed.........       (444,028)    (33,161)        (992,336)       (97,713)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $    (113,079)     (8,863) $     3,049,084        299,514
                            =============  ==========  ===============  =============
  Class B:
  Shares issued...........  $     506,140      38,522  $     1,140,533        112,033
  Dividends reinvested....             --          --          107,902         10,611
  Shares redeemed.........        (20,390)     (1,488)        (534,982)       (52,563)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $     485,750      37,034  $       713,453         70,081
                            =============  ==========  ===============  =============
  Class Y:
  Shares issued...........  $  17,655,099   1,349,024  $   131,652,084     12,775,443
  Shares issued in connec-
   tion with acquisition..             --          --        4,776,157        464,604
  Dividends reinvested....             --          --          397,491         38,864
  Shares redeemed.........    (10,814,954)   (806,816)     (91,388,862)    (8,901,167)
                            -------------  ----------  ---------------  -------------
  Net Change..............  $   6,840,145     542,208  $    45,436,870      4,377,744
                            =============  ==========  ===============  =============

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


6. Capital Share Transactions: (continued)

                                                        Short Intermediate U.S.
                           Ultra Short Government         Treasury Securities
                                    Fund                         Fund
                           ------------------------     ------------------------
                              Amount       Shares          Amount       Shares
                           ------------  ----------     ------------  ----------
                             For the Six Months           For the Six Months
                           Ended January 31, 2001       Ended January 31, 2001
                           ------------------------     ------------------------
                                 (Unaudited)                  (Unaudited)
  Class A:
  Shares issued........... $ 16,394,792   1,626,849     $    378,102      39,894
  Dividends reinvested....      131,283      12,981           12,680       1,333
  Shares redeemed.........   (1,665,673)   (164,630)        (171,657)    (18,184)
                           ------------  ----------     ------------  ----------
  Net Change.............. $ 14,860,402   1,475,200     $    219,125      23,043
                           ============  ==========     ============  ==========
  Class B:
  Shares issued........... $  2,429,282     240,790     $         --          --
  Dividends reinvested....        8,649         855               --          --
  Shares redeemed.........   (1,933,456)   (191,167)              --          --
                           ------------  ----------     ------------  ----------
  Net Change.............. $    504,475      50,478     $         --          --
                           ============  ==========     ============  ==========
  Class Y:
  Shares issued........... $ 41,098,215   4,069,541     $ 10,266,067   1,079,737
  Dividends reinvested....      362,365      35,930          100,963      10,711
  Shares redeemed.........  (20,153,789) (1,999,746)     (19,176,298) (2,018,190)
                           ------------  ----------     ------------  ----------
  Net Change.............. $ 21,306,791   2,105,725     $ (8,809,268)   (927,742)
                           ============  ==========     ============  ==========

                             For the Year Ended           For the Year Ended
                                July 31, 2000                July 31, 2000
                           ------------------------     ------------------------
  Class A:
  Shares issued........... $         --             --  $    140,026      15,136
  Dividends reinvested....           --          --           23,014       2,473
  Shares redeemed.........           --          --         (298,564)    (32,057)
                           ------------  ----------     ------------  ----------
  Net Change.............. $         --          --     $   (135,524)    (14,448)
                           ============  ==========     ============  ==========
  Class Y:
  Shares issued........... $ 47,732,316   4,764,530     $ 20,166,904   2,166,316
  Dividends reinvested....      104,537      10,428          279,537      29,969
  Shares redeemed.........     (385,502)    (38,463)     (21,007,827) (2,252,424)
                           ------------  ----------     ------------  ----------
  Net Change.............. $ 47,451,351   4,736,495     $   (561,386)    (56,139)
                           ============  ==========     ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


6. Capital Share Transactions: (continued)

                                                           Tax-Free Short
                               Tax-Free Securities     Intermediate Securities
                                      Fund                      Fund
                             ------------------------  ------------------------
                                Amount       Shares       Amount       Shares
                             ------------  ----------  ------------  ----------
                               For the Six Months        For the Six Months
                             Ended January 31, 2001    Ended January 31, 2001
                             ------------------------  ------------------------
                                   (Unaudited)               (Unaudited)
  Class A:
  Shares issued............. $  1,337,726     127,281  $    161,918      16,238
  Dividends reinvested......      120,301      11,509        27,474       2,756
  Shares redeemed...........     (548,654)    (52,955)       (4,628)       (462)
                             ------------  ----------  ------------  ----------
  Net Change................ $    909,373      85,835  $    184,764      18,532
                             ============  ==========  ============  ==========
  Class B:
  Shares issued............. $    672,033      64,265  $         --          --
  Dividends reinvested......       31,556       3,021            --          --
  Shares redeemed...........      (50,581)     (4,866)           --          --
                             ------------  ----------  ------------  ----------
  Net Change................ $    653,008      62,420  $         --          --
                             ============  ==========  ============  ==========
  Class Y:
  Shares issued............. $ 23,665,841   2,254,276  $  3,095,173     308,787
  Dividends reinvested......       21,326       2,034         3,302         330
  Shares redeemed...........  (24,117,406) (2,301,319)   (4,591,804)   (455,796)
                             ------------  ----------  ------------  ----------
  Net Change................ $   (430,239)    (45,009) $ (1,493,329)   (146,679)
                             ============  ==========  ============  ==========

                               For the Year Ended        For the Year Ended
                                  July 31, 2000             July 31, 2000
                             ------------------------  ------------------------
  Class A:
  Shares issued............. $  4,756,853     465,219  $  1,042,383     106,409
  Dividends reinvested......      221,378      21,845        42,562       4,353
  Shares redeemed...........   (2,858,517)   (280,441)     (504,109)    (51,233)
                             ------------  ----------  ------------  ----------
  Net Change................ $  2,119,714     206,623  $    580,836      59,529
                             ============  ==========  ============  ==========
  Class B:
  Shares issued............. $  1,746,751     169,727  $         --          --
  Dividends reinvested......       80,304       7,935            --          --
  Shares redeemed...........     (760,001)    (75,166)           --          --
                             ------------  ----------  ------------  ----------
  Net Change................ $  1,067,054     102,496  $         --          --
                             ============  ==========  ============  ==========
  Class Y:
  Shares issued............. $ 63,290,883   6,225,857  $  5,469,372     556,234
  Dividends reinvested......    1,946,719     191,600       227,973      23,118
  Shares redeemed...........  (48,975,524) (4,815,249)  (11,548,104) (1,173,174)
                             ------------  ----------  ------------  ----------
  Net Change................ $ 16,262,078   1,602,208  $ (5,850,759)   (593,822)
                             ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


6. Capital Share Transactions: (continued)

                              International Stock
                                     Fund                   Value Fund
                            ------------------------  ------------------------
                               Amount       Shares       Amount       Shares
                            ------------  ----------  ------------  ----------
                              For the Six Months        For the Six Months
                            Ended January 31, 2001    Ended January 31, 2001
                            ------------------------  ------------------------
                                  (Unaudited)               (Unaudited)
  Class A:
  Shares issued............ $    648,849      50,833  $  1,775,230     172,605
  Dividends reinvested.....      736,927      71,755       252,635      27,462
  Shares redeemed..........     (723,826)    (56,967)     (855,202)    (81,553)
                            ------------  ----------  ------------  ----------
  Net Change............... $    661,950      65,621  $  1,172,663     118,514
                            ============  ==========  ============  ==========
  Class B:
  Shares issued............ $    160,294      12,253  $    281,871      28,386
  Dividends reinvested.....      225,915      22,457       125,684      13,825
  Shares redeemed..........      (63,614)     (5,174)      (82,077)     (7,959)
                            ------------  ----------  ------------  ----------
  Net Change............... $    322,595      29,536  $    325,478      34,252
                            ============  ==========  ============  ==========
  Class Y:
  Shares issued............ $ 12,976,730   1,087,792  $ 56,910,500   5,742,786
  Dividends reinvested.....   15,925,224   1,544,641    16,342,830   1,778,286
  Shares redeemed..........  (11,580,551) (1,027,536)  (32,199,494) (3,117,049)
                            ------------  ----------  ------------  ----------
  Net Change............... $ 17,321,423   1,604,897  $ 41,053,836   4,404,023
                            ============  ==========  ============  ==========

                              For the Year Ended        For the Year Ended
                                 July 31, 2000             July 31, 2000
                            ------------------------  ------------------------
  Class A:
  Shares issued............ $  4,311,321     297,940  $  1,312,097     122,241
  Dividends reinvested.....       90,551       5,973         8,535         831
  Shares redeemed..........     (395,107)    (26,264)     (153,547)    (13,980)
                            ------------  ----------  ------------  ----------
  Net Change............... $  4,006,765     277,649  $  1,167,085     109,092
                            ============  ==========  ============  ==========
  Class B:
  Shares issued............ $  1,166,445      76,371  $    590,313      56,351
  Dividends reinvested.....        7,777         518         7,247         724
  Shares redeemed..........      (26,307)     (1,716)      (76,571)     (7,213)
                            ------------  ----------  ------------  ----------
  Net Change............... $  1,147,915      75,173  $    520,989      49,862
                            ============  ==========  ============  ==========
  Class Y:
  Shares issued............ $ 37,832,814   2,532,200  $ 96,187,931   9,141,064
  Proceeds from shares
   issued in conjunction
   with common trust fund
   conversion..............           --          --    87,055,807   8,386,879
  Dividends reinvested.....    3,119,207     205,617     1,490,540     148,290
  Shares redeemed..........  (30,128,572) (1,979,434)  (63,276,022) (6,008,856)
                            ------------  ----------  ------------  ----------
  Net Change............... $ 10,823,449     758,383  $121,458,256  11,667,377
                            ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                                January 31, 2001
                                  (Unaudited)


6. Capital Share Transactions: (continued)

                                   Small Cap Fund            Balanced Fund
                               ------------------------  ----------------------
                                  Amount       Shares      Amount      Shares
                               ------------  ----------  -----------  ---------
                                                          For the Six Months
                                 For the Six Months              Ended
                               Ended January 31, 2001      January 31, 2001
                               ------------------------  ----------------------
                                     (Unaudited)              (Unaudited)
  Class A:
  Shares issued............... $    365,099      33,419  $    62,320      5,592
  Dividends reinvested........       38,727       3,665       35,089      3,610
  Shares redeemed.............     (150,570)    (13,874)     (35,863)    (3,157)
                               ------------  ----------  -----------  ---------
  Net Change.................. $    253,256      23,210  $    61,546      6,045
                               ============  ==========  ===========  =========
  Class B:
  Shares issued............... $     94,547       8,583  $   441,883     40,571
  Dividends reinvested........       18,602       1,786      173,383     17,915
  Shares redeemed.............       (4,386)       (425)     (58,865)    (5,286)
                               ------------  ----------  -----------  ---------
  Net Change.................. $    108,763       9,944  $   556,401     53,200
                               ============  ==========  ===========  =========
  Class Y:
  Shares issued............... $  7,737,488     694,842  $    54,446      4,880
  Dividends reinvested........    1,481,326     140,323   23,969,419  2,481,295
  Shares redeemed.............  (16,094,367) (1,422,074)  (5,475,163)  (544,810)
                               ------------  ----------  -----------  ---------
  Net Change.................. $ (6,875,553)   (586,909) $18,548,702  1,941,365
                               ============  ==========  ===========  =========

                                 For the Year Ended       For the Year Ended
                                    July 31, 2000            July 31, 2000
                               ------------------------  ----------------------
  Class A:
  Shares issued............... $    259,811      25,771  $   192,401     18,156
  Dividends reinvested........        4,887         517        3,250        301
  Shares redeemed.............      (33,237)     (3,267)     (25,072)    (2,188)
                               ------------  ----------  -----------  ---------
  Net Change.................. $    231,461      23,021  $   170,579     16,269
                               ============  ==========  ===========  =========
  Class B:
  Shares issued............... $    134,998      13,585  $   831,426     76,225
  Dividends reinvested........        4,654         501        7,563        699
  Shares redeemed.............      (10,297)     (1,010)     (46,227)    (4,148)
                               ------------  ----------  -----------  ---------
  Net Change.................. $    129,355      13,076  $   792,762     72,776
                               ============  ==========  ===========  =========
  Class Y:
  Shares issued............... $ 24,392,681   2,457,056  $ 2,711,631    252,784
  Dividends reinvested........      581,462      61,883      552,979     51,874
  Shares redeemed.............  (19,589,973) (1,951,537)  (3,315,875)  (304,873)
                               ------------  ----------  -----------  ---------
  Net Change.................. $  5,384,170     567,402  $   (51,265)      (215)
                               ============  ==========  ===========  =========

                                   Continued

PACIFIC CAPITAL FUNDS

                   Notes to Financial Statements, Concluded
                               January 31, 2001
                                  (Unaudited)


7. Acquisition of Common Trust Funds

 On August 1, 1999, the Value Fund issued Class Y shares in a tax free conversion to acquire the assets and liabilities of the Pacific Century Trust Income Stock Common Trust Fund. The following is a summary of Class Y shares issued, net assets acquired, net asset per share and unrealized appreciation as of the date acquired:

  Class Y Shares...................................................   8,386,879
  Net assets of Mutual Fund before the acquisition................. $75,463,575
  Net assets acquired.............................................. $87,055,807
  Net asset value.................................................. $     10.38
  Unrealized appreciation.......................................... $23,981,143

8. Subsequent Event

  Voting Results of a Special Meeting of the Pacific Capital Small Cap and International Stock Fund Shareholders (Unaudited):

 A special meeting of the shareholders of the Pacific Capital Small Cap and International Stock Funds was held on March 8, 2001. At the meeting, shareholders voted to re-approve the Nicholas-Applegate Capital Management sub-advisory agreements with the following results as indicated below:

                                                          For    Against Abstain
                                                       --------- ------- -------
  Small Cap Fund...................................... 3,163,318     --   3,116
  International Stock Fund............................ 9,475,755  4,402   6,037

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                                              Growth Stock Fund
                            ---------------------------------------------------------------------------------------
                                                                   Class A
                              For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                              Months Ended        Ended         Ended         Ended         Ended         Ended
                            January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                            ----------------  ------------- ------------- ------------- ------------- -------------
                              (Unaudited)
  Net Asset Value,
   Beginning of Period....      $ 19.73          $ 17.45       $ 17.75       $ 17.43       $11.89        $11.71
                                -------          -------       -------       -------       ------        ------
  Investment Activities
   Net investment income
    (loss)................        (0.04)           (0.11)        (0.08)        (0.04)        0.03          0.07
   Net realized and
    unrealized gain (loss)
    on investments........        (2.15)            7.24          2.80          2.99         5.55          0.89
                                -------          -------       -------       -------       ------        ------
   Total from Investment
    Activities............        (2.19)            7.13          2.72          2.95         5.58          0.96
                                -------          -------       -------       -------       ------        ------
  Distributions
   Net investment income..           --               --            --            --        (0.03)        (0.07)
   In excess of net
    investment income.....           --               --         (0.01)        (0.01)       (0.01)           --
   Net realized gains.....        (4.72)           (4.85)        (3.01)        (2.62)          --         (0.22)
   In excess of net
    realized gains........           --               --            --            --           --         (0.49)
                                -------          -------       -------       -------       ------        ------
   Total Distributions....        (4.72)           (4.85)        (3.02)        (2.63)       (0.04)        (0.78)
                                -------          -------       -------       -------       ------        ------
  Net Asset Value, End of
   Period.................      $ 12.82          $ 19.73       $ 17.45       $ 17.75       $17.43        $11.89
                                =======          =======       =======       =======       ======        ======
  Total Return (excludes
   sales charge)..........       (12.50%)(c)       45.24%        17.40%        19.58%       47.02%         8.25%
  Annualized
   Ratios/Supplementary
   Data:
  Net Assets at end of
   period (000)...........      $28,479          $30,971       $17,417       $13,777       $9,742        $5,261
  Ratio of expenses to
   average net assets.....         1.31%(b)         1.30%         1.32%         1.32%        1.32%         1.34%
  Ratio of net investment
   income (loss) to
   average net assets.....        (0.60%)(b)       (0.70%)       (0.58%)       (0.30%)       0.16%         0.60%
  Ratio of expenses to
   average net assets*....         1.85%(b)         1.84%         1.85%         1.86%        1.86%         1.88%
  Ratio of net investment
   income (loss) to
   average net assets*....        (1.14%)(b)       (1.24%)       (1.12%)       (0.84%)      (0.38%)        0.06%
  Portfolio Turnover (a)..        40.75%          117.11%        81.02%        97.03%       32.20%        61.30%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Annualized.
(c)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Growth Stock Fund
                          --------------------------------------------------------------
                                                     Class B
                            For the Six     For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended          Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998(b)
                          ----------------  ------------- ------------- ----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 19.32          $ 17.28       $17.72          $16.36
                              -------          -------       ------          ------
Investment Activities
 Net investment loss....        (0.09)           (0.18)       (0.10)          (0.05)
 Net realized and
  unrealized gain (loss)
  on investments........        (2.09)            7.07         2.67            1.41
                              -------          -------       ------          ------
 Total from Investment
  Activities............        (2.18)            6.89         2.57            1.36
                              -------          -------       ------          ------
Distributions
 Net realized gains.....        (4.72)           (4.85)       (3.01)             --
                              -------          -------       ------          ------
 Total Distributions....        (4.72)           (4.85)       (3.01)             --
                              -------          -------       ------          ------
Net Asset Value, End of
 Period.................      $ 12.42          $ 19.32       $17.28          $17.72
                              =======          =======       ======          ======
Total Return (excludes
 sales charge)..........       (12.74%)(d)       44.14%       16.55%           8.31%(d)
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $29,089          $28,789       $9,988          $1,459
Ratio of expenses to
 average net assets.....         2.06%(c)         2.06%        2.06%           2.07%(c)
Ratio of net investment
 loss to average net
 assets.................        (1.35%)(c)       (1.46%)      (1.35%)         (1.31%)(c)
Ratio of expenses to
 average net assets*....         2.10%(c)         2.10%        2.10%           2.11%(c)
Ratio of net investment
 loss to average net
 assets*................        (1.39%)(c)       (1.50%)      (1.39%)         (1.35%)(c)
Portfolio Turnover (a)..        40.75%          117.11%       81.02%          97.03%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c)  Annualized
(d)  Not Annualized
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                            Growth Stock Fund
                          ---------------------------------------------------------------------------------------
                                                                 Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended        Ended         Ended         Ended         Ended         Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ----------------  ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  19.95        $  17.56      $  17.81      $  17.44      $  11.89      $  11.71
                              --------        --------      --------      --------      --------      --------
Investment Activities
 Net investment income
  (loss)................         (0.02)          (0.08)        (0.06)           --          0.07          0.10
 Net realized and
  unrealized gain (loss)
  on investments........         (2.17)           7.32          2.82          3.01          5.55          0.89
                              --------        --------      --------      --------      --------      --------
 Total from Investment
  Activities............         (2.19)           7.24          2.76          3.01          5.62          0.99
                              --------        --------      --------      --------      --------      --------
Distributions
 Net investment income..            --              --            --            --         (0.07)        (0.10)
 In excess of net
  investment income.....            --              --            --         (0.02)           --            --
 Net realized gains.....         (4.72)          (4.85)        (3.01)        (2.62)           --         (0.22)
 In excess of net
  realized gains                    --              --            --            --            --         (0.49)
                              --------        --------      --------      --------      --------      --------
 Total Distributions....         (4.72)          (4.85)        (3.01)        (2.64)        (0.07)        (0.81)
                              --------        --------      --------      --------      --------      --------
Net Asset Value, End of
 Period.................      $  13.04        $  19.95      $  17.56      $  17.81      $  17.44      $  11.89
                              ========        ========      ========      ========      ========      ========
Total Return............        (12.37%)(c)      45.56%        17.72%        19.96%        47.39%         8.53%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $450,122        $504,125      $382,298      $375,117      $198,407      $172,565
Ratio of expenses to
 average net assets.....          1.06%(b)        1.05%         1.07%         1.07%         1.07%         1.09%
Ratio of net investment
 income (loss) to
 average net assets.....         (0.35%)(b)      (0.45%)       (0.32%)       (0.08%)        0.45%         0.86%
Ratio of expenses to
 average net assets*....          1.10%(b)        1.09%         1.11%         1.11%         1.11%         1.13%
Ratio of net investment
 income (loss) to
 average net assets*....         (0.39%)(b)      (0.49%)       (0.36%)       (0.12%)        0.41%         0.82%
Portfolio Turnover (a)..         40.75%         117.11%        81.02%        97.03%        32.20%        61.30%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Annualized.
(c)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                          Growth and Income Fund
                          ---------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended        Ended         Ended         Ended         Ended         Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ----------------  ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 21.33          $ 18.89       $18.72        $17.25        $12.32        $11.44
                              -------          -------       ------        ------        ------        ------
Investment Activities
 Net investment income
  (loss)................        (0.01)           (0.04)       (0.02)         0.03          0.08          0.16
 Net realized and
  unrealized gain (loss)
  on investments........        (1.49)            5.16         2.38          3.01          5.57          1.19
                              -------          -------       ------        ------        ------        ------
 Total from Investment
  Activities............        (1.50)            5.12         2.36          3.04          5.65          1.35
                              -------          -------       ------        ------        ------        ------
Distributions
 Net investment income..           --               --           --         (0.04)        (0.08)        (0.15)
 In excess of net
  investment income.....           --               --           --            --         (0.01)        (0.01)
 Net realized gains.....        (2.69)           (2.68)       (2.19)        (1.53)        (0.63)        (0.31)
                              -------          -------       ------        ------        ------        ------
 Total Distributions....        (2.69)           (2.68)       (2.19)        (1.57)        (0.72)        (0.47)
                              -------          -------       ------        ------        ------        ------
Net Asset Value, End of
 Period.................      $ 17.14          $ 21.33       $18.89        $18.72        $17.25        $12.32
                              =======          =======       ======        ======        ======        ======
Total Return (excludes
 sales charge)..........        (6.70%)(c)       28.85%       13.67%        19.10%        47.59%        11.96%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $12,318          $12,540       $9,593        $6,730        $3,726        $1,160
Ratio of expenses to
 average net assets.....         1.32%(b)         1.33%        1.35%         1.33%         1.32%         1.37%
Ratio of net investment
 income (loss) to
 average net assets.....        (0.14%)(b)       (0.22%)      (0.12%)        0.13%         0.48%         1.03%
Ratio of expenses to
 average net assets*....         1.86%(b)         1.87%        1.89%         1.87%         1.86%         1.91%
Ratio of net investment
 income (loss) to
 average net assets*....        (0.68%)(b)       (0.76%)      (0.66%)       (0.41%)       (0.06%)        0.49%
Portfolio Turnover (a)..        22.57%           60.51%       65.56%        75.92%        74.83%        80.83%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Annualized.
(c)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                             Growth and Income Fund
                          --------------------------------------------------------------
                                                     Class B
                            For the Six     For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended          Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998(b)
                          ----------------  ------------- ------------- ----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 20.88          $ 18.66       $18.68          $17.58
                              -------          -------       ------          ------
Investment Activities
 Net investment loss....        (0.07)           (0.15)       (0.08)          (0.02)
 Net realized and
  unrealized gain (loss)
  on investments........        (1.47)            5.05         2.25            1.12
                              -------          -------       ------          ------
 Total from Investment
  Activities............        (1.54)            4.90         2.17            1.10
                              -------          -------       ------          ------
Distributions
 Net realized gains.....        (2.69)           (2.68)       (2.19)             --
                              -------          -------       ------          ------
 Total Distributions....        (2.69)           (2.68)       (2.19)             --
                              -------          -------       ------          ------
Net Asset Value, End of
 Period.................      $ 16.65          $ 20.88       $18.66          $18.66
                              =======          =======       ======          ======
Total Return (excludes
 sales charge)..........        (7.05%)(d)       27.95%       12.58%           6.27%(d)
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $16,197          $15,593       $8,265          $2,184
Ratio of expenses to
 average net assets.....         2.07%(c)         2.08%        2.09%           2.08%(c)
Ratio of net investment
 loss to average net
 assets.................        (0.89%)(c)       (0.99%)      (0.90%)         (0.73%)(c)
Ratio of expenses to
 average net assets*....         2.11%(c)         2.12%        2.13%           2.12%(c)
Ratio of net investment
 loss to average net
 assets*................        (0.93%)(c)       (1.03%)      (0.94%)         (0.77%)(c)
Portfolio Turnover (a)..        22.57%           60.51%       65.56%          75.92%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c)  Annualized.
(d)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                                                 Growth and Income Fund
                                 ----------------------------------------------------------------------------------------
                                                                        Class Y
                                   For the Six     For the Year   For the Year  For the Year  For the Year  For the Year
                                   Months Ended        Ended          Ended         Ended         Ended         Ended
                                 January 31, 2001  July 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                                 ----------------  -------------  ------------- ------------- ------------- -------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................      $  21.39        $  18.90       $  18.75      $  17.27      $  12.32       $ 11.43
                                     --------        --------       --------      --------      --------       -------
Investment Activities
 Net investment income.........          0.01              --(b)        0.03          0.07          0.11          0.17
 Net realized and unrealized
  gain (loss) on investments...         (1.49)           5.18           2.34          3.01          5.58          1.21
                                     --------        --------       --------      --------      --------       -------
 Total from Investment
  Activities...................         (1.48)           5.18           2.37          3.08          5.69          1.38
                                     --------        --------       --------      --------      --------       -------
Distributions
 Net investment income.........            --(b)           --          (0.03)        (0.07)        (0.11)        (0.17)
 In excess of net investment
  income.......................            --           (0.01)            --            --            --         (0.01)
 Net realized gains............         (2.69)          (2.68)         (2.19)        (1.53)        (0.63)        (0.31)
                                     --------        --------       --------      --------      --------       -------
 Total Distributions...........         (2.69)          (2.69)         (2.22)        (1.60)        (0.74)        (0.49)
                                     --------        --------       --------      --------      --------       -------
Net Asset Value, End of Period.      $  17.22        $  21.39       $  18.90      $  18.75      $  17.27       $ 12.32
                                     ========        ========       ========      ========      ========       =======
Total Return...................         (6.58%)(d)      29.22%         13.69%        19.37%        47.96%        12.29%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period
 (000).........................      $204,030        $201,600       $157,891      $164,706      $123,821       $74,427
Ratio of expenses to average
 net assets....................          1.07%(c)        1.08%          1.10%         1.08%         1.07%         1.11%
Ratio of net investment income
 to average net assets.........          0.11%(c)        0.03%          0.15%         0.38%         0.79%         1.43%
Ratio of expenses to average
 net assets*...................          1.11%(c)        1.12%          1.14%         1.12%         1.12%         1.15%
Ratio of net investment income
 (loss) to average net assets*.          0.07%(c)       (0.01%)         0.11%         0.34%         0.75%         1.39%
Portfolio Turnover (a).........         22.57%          60.51%         65.56%        75.92%        74.83%        80.83%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                                           New Asia Growth Fund
                          ---------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended        Ended         Ended         Ended         Ended         Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ----------------  ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 12.50          $10.57        $ 6.35        $13.89        $11.11        $11.21
                              -------          ------        ------        ------        ------        ------
Investment Activities
 Net investment income
  (loss)................        (0.06)          (0.17)        (0.05)         0.09          0.03         (0.02)
 Net realized and
  unrealized gain (loss)
  on investments........        (1.48)           2.10          4.29         (6.59)         2.88          0.20
                              -------          ------        ------        ------        ------        ------
 Total from Investment
  Activities............        (1.54)           1.93          4.24         (6.50)         2.91          0.18
                              -------          ------        ------        ------        ------        ------
Distributions
 Net investment income..           --              --            --            --         (0.01)           --
 In excess of net
  investment
  income................           --              --         (0.02)           --            --         (0.02)
 Net realized gains.....           --              --            --         (1.04)        (0.12)        (0.26)
                              -------          ------        ------        ------        ------        ------
 Total Distributions....           --              --         (0.02)        (1.04)        (0.13)        (0.28)
                              -------          ------        ------        ------        ------        ------
Net Asset Value, End of
 Period.................      $ 10.96          $12.50        $10.57        $ 6.35        $13.89        $11.11
                              =======          ======        ======        ======        ======        ======
Total Return (excludes
 sales charge)..........       (12.32%)(c)      18.26%        66.99%       (48.84%)       26.31%         1.71%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $ 2,321          $2,704        $2,379        $1,614        $3,459        $1,990
Ratio of expenses to
 average net assets.....         2.01%(b)        1.99%         2.14%         2.18%         1.98%         2.22%
Ratio of net investment
 income (loss) to
 average net assets.....        (1.04%)(b)      (1.22%)       (0.52%)        0.98%         0.20%        (0.28%)
Ratio of expenses to
 average net assets*....         2.56%(b)        2.54%         2.78%         2.86%         2.58%         3.58%
Ratio of net investment
 income (loss) to
 average net assets*....        (1.59%)(b)      (1.77%)       (1.16%)        0.30%        (0.40%)       (1.64%)
Portfolio Turnover (a)..        64.84%         172.57%       152.58%       129.77%       134.89%        86.53%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Annualized.
(c)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                              New Asia Growth Fund
                          --------------------------------------------------------------
                                                       Class B
                            For the Six     For the Year  For the Year   For the Period
                            Months Ended        Ended         Ended          Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998(b)
                          ----------------  ------------- ------------- ----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 12.34          $ 10.50       $  6.34        $  9.09
                              -------          -------       -------        -------
Investment Activities
 Net investment income
  (loss)................        (0.10)           (0.13)        (0.02)          0.04
 Net realized and
  unrealized gain (loss)
  on investments........        (1.46)            1.97          4.18          (2.79)
                              -------          -------       -------        -------
 Total from Investment
  Activities............        (1.56)            1.84          4.16          (2.75)
                              -------          -------       -------        -------
Net Asset Value, End of
 Period.................      $ 10.78          $ 12.34       $ 10.50        $  6.34
                              =======          =======       =======        =======
Total Return (excludes
 sales charge)..........       (12.64%)(d)       17.52%        65.66%        (30.25%)(d)
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $   702          $   823       $   311        $    66
Ratio of expenses to
 average net assets.....         2.76%(c)         2.75%         2.82%          2.89%(c)
Ratio of net investment
 income (loss) to
 average net assets.....        (1.79%)(c)       (1.94%)       (1.33%)         1.70%(c)
Ratio of expenses to
 average net assets*....         2.81%(c)         2.80%         2.95%          3.35%(c)
Ratio of net investment
 income (loss) to
 average net assets*....        (1.84%)(c)       (1.99%)       (1.46%)         1.24%(c)
Portfolio Turnover (a)..        64.84%          172.57%       152.58%        129.77%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c)   Annualized.
(d)   Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                           New Asia Growth Fund
                          ---------------------------------------------------------------------------------------
                                                                 Class Y
                            For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended        Ended         Ended         Ended         Ended         Ended
                          January 31, 2001  July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ----------------  ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $ 12.58          $ 10.60       $  6.37       $ 13.94       $ 11.14       $11.22
                              -------          -------       -------       -------       -------       ------
Investment Activities
 Net investment income
  (loss)................        (0.05)           (0.09)        (0.06)         0.12          0.06        (0.01)
 Net realized and
  unrealized gain (loss)
  on investments........        (1.49)            2.07          4.33         (6.63)         2.87         0.22
                              -------          -------       -------       -------       -------       ------
 Total from Investment
  Activities............        (1.54)            1.98          4.27         (6.51)         2.93         0.21
                              -------          -------       -------       -------       -------       ------
Distributions
 Net investment income..           --               --            --         (0.02)        (0.01)          --
 In excess of net
  investment income.....           --               --         (0.04)           --            --        (0.03)
 Net realized gains.....           --               --            --         (1.04)        (0.12)       (0.26)
                              -------          -------       -------       -------       -------       ------
 Total Distributions....           --               --         (0.04)        (1.06)        (0.13)       (0.29)
                              -------          -------       -------       -------       -------       ------
Net Asset Value, End of
 Period.................      $ 11.04          $ 12.58       $ 10.60       $  6.37       $ 13.94       $11.14
                              =======          =======       =======       =======       =======       ======
Total Return............       (12.24%)(c)       18.68%        67.38%       (48.76%)       26.50%        1.99%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $22,784          $25,740       $15,954       $14,569       $18,376       $8,469
Ratio of expenses to
average net assets......         1.76%(b)         1.74%         1.90%         1.93%         1.72%        1.98%
Ratio of net investment
 income (loss) to
 average net assets.....        (0.78%)(b)       (0.95%)       (0.33%)        1.32%         0.46%       (0.02%)
Ratio of expenses to
 average net assets*....         1.81%(b)         1.79%         2.05%         2.13%         1.82%        2.84%
Ratio of net investment
 income (loss) to
 average net assets*....        (0.83%)(b)       (1.00%)       (0.47%)        1.12%         0.36%       (0.88%)
Portfolio Turnover (a)..        64.84%          172.57%       152.58%       129.77%       134.89%       86.53%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Annualized.
(c)   Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                      Diversified Fixed Income Fund
                          --------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.22         $10.39        $10.92        $10.71        $10.45        $10.75
                               ------         ------        ------        ------        ------        ------
Investment Activities
 Net investment income..         0.29           0.58          0.56          0.58          0.57          0.59
 Net realized and
  unrealized gain (loss)
  on investments........         0.55          (0.17)        (0.43)         0.21          0.35         (0.19)
                               ------         ------        ------        ------        ------        ------
 Total from Investment
  Activities............         0.84           0.41          0.13          0.79          0.92          0.40
                               ------         ------        ------        ------        ------        ------
Distributions
 Net investment income..        (0.29)         (0.58)        (0.56)        (0.58)        (0.57)        (0.58)
 In excess of net
  investment income.....           --             --            --            --            --         (0.02)
 Net realized gains.....           --             --         (0.10)           --            --            --
 In excess of net
  realized gains........           --             --            --            --         (0.09)        (0.10)
                               ------         ------        ------        ------        ------        ------
 Total Distributions....        (0.29)         (0.58)        (0.66)        (0.58)        (0.66)        (0.70)
                               ------         ------        ------        ------        ------        ------
Net Asset Value, End of
 Period.................       $10.77         $10.22        $10.39        $10.92        $10.71        $10.45
                               ======         ======        ======        ======        ======        ======
Total Return (excludes
 sales charge)..........         8.36%(c)       4.09%         1.02%         7.61%         9.20%         3.69%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $6,872         $5,252        $2,228        $1,497        $1,103        $1,093
Ratio of expenses to
 average net assets.....         1.00%(b)       0.97%         0.98%         1.02%         1.15%         1.15%
Ratio of net investment
 income to average net
 assets.................         5.57%(b)       5.70%         5.08%         5.36%         5.44%         5.31%
Ratio of expenses to
 average net assets*....         1.64%(b)       1.66%         1.67%         1.65%         1.69%         1.69%
Ratio of net investment
 income to average net
 assets*................         4.93%(b)       5.01%         4.39%         4.73%         4.90%         4.77%
Portfolio Turnover (a)..        36.99%         84.65%        60.00%        57.58%        80.98%        58.86%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                          Diversified Fixed Income Fund
                          -------------------------------------------------------------
                                                     Class B
                            For the Six    For the Year  For the Year   For the Period
                            Months Ended       Ended         Ended          Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                          ---------------- ------------- ------------- ----------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.20         $10.37        $10.91          $10.79
                               ------         ------        ------          ------
Investment Activities
 Net investment income..         0.25           0.50          0.48            0.23
 Net realized and
  unrealized gain (loss)
  on investments........         0.55          (0.17)        (0.44)           0.12
                               ------         ------        ------          ------
 Total from Investment
  Activities............         0.80           0.33          0.04            0.35
                               ------         ------        ------          ------
Distributions
 Net investment income..        (0.25)         (0.50)        (0.48)          (0.23)
 Net realized gains.....           --             --         (0.06)             --
 In excess of net
  realized gains........           --             --         (0.04)             --
                               ------         ------        ------          ------
 Total Distributions....        (0.25)         (0.50)        (0.58)          (0.23)
                               ------         ------        ------          ------
Net Asset Value, End of
 Period.................       $10.75         $10.20        $10.37          $10.91
                               ======         ======        ======          ======
Total Return (excludes
 sales charge)..........         7.98%(d)       3.34%         0.24%           3.25%(d)
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $3,164         $2,760        $2,078          $  236
Ratio of expenses to
 average net assets.....         1.75%(c)       1.71%         1.72%           1.71%(c)
Ratio of net investment
 income to average net
 assets.................         4.83%(c)       4.95%         4.39%           4.54%(c)
Ratio of expenses to
 average net assets*....         1.90%(c)       1.90%         1.91%           1.90%(c)
Ratio of net investment
 income to average net
 assets*................         4.68%(c)       4.76%         4.20%           4.35%(c)
Portfolio Turnover (a)..        36.99%         84.65%        60.00%          57.58%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                      Diversified Fixed Income Fund
                          ---------------------------------------------------------------------------------------
                                                                 Class Y
                            For the Six    For the Year   For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended          Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000  July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- -------------  ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.28       $  10.45       $  11.00      $  10.78      $  10.53      $  10.84
                              --------       --------       --------      --------      --------      --------
Investment Activities
 Net investment income..          0.31           0.61           0.59          0.61          0.60          0.58
 Net realized and
  unrealized gain (loss)
  on investments........          0.56          (0.17)         (0.45)         0.22          0.34         (0.16)
                              --------       --------       --------      --------      --------      --------
 Total from Investment
  Activities............          0.87           0.44           0.14          0.83          0.94          0.42
                              --------       --------       --------      --------      --------      --------
Distributions
 Net investment income..         (0.31)         (0.61)         (0.59)        (0.61)        (0.60)        (0.61)
 In excess of net
  investment income.....            --             --(b)          --            --            --         (0.02)
 Net realized gains.....            --             --          (0.07)           --            --            --
 In excess of net
  realized gains........            --             --          (0.03)           --         (0.09)        (0.10)
                              --------       --------       --------      --------      --------      --------
 Total Distributions....         (0.31)         (0.61)         (0.69)        (0.61)        (0.69)        (0.73)
                              --------       --------       --------      --------      --------      --------
Net Asset Value, End of
 Period.................      $  10.84       $  10.28       $  10.45      $  11.00      $  10.78      $  10.53
                              ========       ========       ========      ========      ========      ========
Total Return............          8.57%(d)       4.37%          1.10%         7.94%         9.30%         3.85%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $227,692       $241,169       $199,413      $158,909      $132,583      $161,742
Ratio of expenses to
 average net assets.....          0.75%(c)       0.71%          0.73%         0.77%         0.90%         0.88%
Ratio of net investment
 income to average net
 assets.................          5.83%(c)       5.95%          5.34%         5.61%         5.67%         5.56%
Ratio of expenses to
 average net assets*....          0.90%(c)       0.90%          0.92%         0.90%         0.94%         0.92%
Ratio of net investment
 income to average net
 assets*................          5.68%(c)       5.76%          5.15%         5.48%         5.63%         5.52%
Portfolio Turnover (a)..         36.99%         84.65%         60.00%        57.58%        80.98%        58.86%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Less than $0.01 per share.
(c)   Annualized.
(d)   Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                    Ultra Short Government Fund
                                                    ---------------------------
                                                              Class A
                                                       For the Period Ended
                                                        January 31, 2001(b)
                                                    ---------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period..............            $ 10.02
                                                              -------
Investment Activities
 Net investment income............................               0.30
 Net realized and unrealized gain on investments..               0.14
                                                              -------
 Total from Investment Activities.................               0.44
                                                              -------
Distributions
 Net investment income............................              (0.30)
                                                              -------
 Total Distributions..............................              (0.30)
                                                              -------
Net Asset Value, End of Period....................            $ 10.16
                                                              =======
Total Return (excludes sales charge)..............               4.44%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).................            $14,987
Ratio of expenses to average net assets (e).......               0.65%(c)
Ratio of net investment income to average net
 assets (e).......................................               5.66%(c)
Ratio of expenses to average net assets*..........               1.53%(c)
Ratio of net investment income to average net
 assets*..........................................               4.78%(c)
Portfolio Turnover (a)............................               0.00%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from August 1, 2000 (commencement of operations) to January 31,
     2001.
(c)  Annualized.
(d)  Not annualized.
(e) The Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class A shares of the Fund at a maximum of 0.65% until at least August 1, 2002.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                    Ultra Short Government Fund
                                                    ---------------------------
                                                              Class B
                                                       For the Period Ended
                                                        January 31, 2001(b)
                                                    ---------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period..............            $10.02
                                                              ------
Investment Activities
 Net investment income............................              0.26
 Net realized and unrealized gain on investments..              0.14
                                                              ------
 Total from Investment Activities.................              0.40
                                                              ------
Distributions
 Net investment income............................             (0.26)
                                                              ------
 Total Distributions..............................             (0.26)
                                                              ------
Net Asset Value, End of Period....................            $10.16
                                                              ======
Total Return (excludes sales charge)..............              4.07%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).................            $  513
Ratio of expenses to average net assets (e).......              1.40%(c)
Ratio of net investment income to average net
 assets (e).......................................              5.07%(c)
Ratio of expenses to average net assets*..........              1.78%(c)
Ratio of net investment income to average net
 assets*..........................................              4.69%(c)
Portfolio Turnover (a)............................              0.00%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from August 1, 2000 (commencement of operations) to January 31,
     2001.
(c)  Annualized.
(d)  Not annualized.
(e) The Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class B shares of the Fund at a maximum of 1.40% until at least August 1, 2002.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                 Ultra Short Government Fund
                                              ---------------------------------
                                                           Class Y
                                                For the Six     For the Period
                                                Months Ended        Ended
                                              January 31, 2001 July 31, 2000(b)
                                              ---------------- ----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period........      $ 10.02          $ 10.00
                                                  -------          -------
Investment Activities
 Net investment income......................         0.31             0.11
 Net realized and unrealized gain on
  investments...............................         0.15             0.02
                                                  -------          -------
 Total from Investment Activities...........         0.46             0.13
                                                  -------          -------
Distributions
 Net investment income......................        (0.31)           (0.11)
                                                  -------          -------
 Total Distributions........................        (0.31)           (0.11)
                                                  -------          -------
Net Asset Value, End of Period..............      $ 10.17          $ 10.02
                                                  =======          =======
Total Return................................         4.70%(d)         1.27%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)...........      $69,583          $47,483
Ratio of expenses to average net assets (e).         0.40%(c)         0.40%(c)
Ratio of net investment income to average
 net assets (e).............................         6.17%(c)         6.38%(c)
Ratio of expenses to average net assets*....         0.78%(c)         1.28%(c)
Ratio of net investment income to average
 net assets*................................         5.79%(c)         5.50%(c)
Portfolio Turnover (a)......................         0.00%            0.00%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from June 1, 2000 (commencement of operations) to July 31, 2000.
(c)   Annualized.
(d)   Not annualized.
(e) The Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class Y shares of the Fund at a maximum of 0.40% until at least August 1, 2002.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                             Short Intermediate U.S. Treasury Securities Fund
                          --------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 9.30         $ 9.42        $ 9.64        $ 9.55        $ 9.41        $ 9.60
                               ------         ------        ------        ------        ------        ------
Investment Activities
 Net investment income..         0.24           0.44          0.45          0.49          0.49          0.48
 Net realized and
  unrealized gain (loss)
  on investments........         0.42          (0.08)        (0.18)         0.09          0.14         (0.11)
                               ------         ------        ------        ------        ------        ------
 Total from Investment
  Activities............         0.66           0.36          0.27          0.58          0.63          0.37
                               ------         ------        ------        ------        ------        ------
Distributions
 Net investment income..        (0.24)         (0.44)        (0.45)        (0.49)        (0.49)        (0.50)
 In excess of net
  investment income.....           --             --            --            --            --         (0.04)
 Net realized gains.....           --          (0.04)        (0.04)           --            --            --
 In excess of net
  realized gains........           --             --(b)         --            --            --         (0.02)
                               ------         ------        ------        ------        ------        ------
 Total Distributions....        (0.24)         (0.48)        (0.49)        (0.49)        (0.49)        (0.56)
                               ------         ------        ------        ------        ------        ------
Net Asset Value, End of
 Period.................       $ 9.72         $ 9.30        $ 9.42        $ 9.64        $ 9.55        $ 9.41
                               ======         ======        ======        ======        ======        ======
Total Return (excludes
 sales charge)..........         7.14%(d)       3.97%         2.79%         6.27%         6.92%         3.90%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $  696         $  452        $  595        $  654        $  618        $1,156
Ratio of expenses to
 average net assets.....         0.91%(c)       0.89%         0.94%         0.89%         0.87%         0.92%
Ratio of net investment
 income to average net
 assets.................         4.94%(c)       4.78%         4.65%         5.11%         5.22%         5.14%
Ratio of expenses to
 average net assets*....         1.66%(c)       1.64%         1.49%         1.64%         1.62%         1.67%
Ratio of net investment
 income to average net
 assets*................         4.19%(c)       4.03%         4.10%         4.36%         4.47%         4.39%
Portfolio Turnover (a)..        37.09%         48.99%        63.27%        17.33%        51.56%        47.17%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Less than $0.01 per share.
(c)  Annualized.
(d)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                             Short Intermediate U.S. Treasury Securities Fund
                          --------------------------------------------------------------------------------------
                                                                 Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  9.32         $  9.44       $  9.66       $  9.56       $  9.42       $  9.61
                              -------         -------       -------       -------       -------       -------
Investment Activities
 Net investment income..         0.25            0.47          0.48          0.51          0.52          0.53
 Net realized and
  unrealized gain (loss)
  on investments........         0.41           (0.08)        (0.18)         0.10          0.14         (0.13)
                              -------         -------       -------       -------       -------       -------
 Total from Investment
  Activities............         0.66            0.39          0.30          0.61          0.66          0.40
                              -------         -------       -------       -------       -------       -------
Distributions
 Net investment income..        (0.25)          (0.47)        (0.48)        (0.51)        (0.52)        (0.53)
 In excess of net
  investment
  income................           --              --            --            --            --         (0.04)
 Net realized gains.....           --           (0.04)        (0.04)           --            --            --
 In excess of net
  realized gains........           --              --(b)         --            --            --         (0.02)
                              -------         -------       -------       -------       -------       -------
 Total Distributions....        (0.25)          (0.51)        (0.52)        (0.51)        (0.52)        (0.59)
                              -------         -------       -------       -------       -------       -------
Net Asset Value, End of
 Period.................      $  9.73         $  9.32       $  9.44       $  9.66       $  9.56       $  9.42
                              =======         =======       =======       =======       =======       =======
Total Return............         7.16%(d)        4.24%         3.05%         6.62%         7.19%         4.18%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $24,786         $32,380       $33,332       $24,843       $26,722       $23,545
Ratio of expenses to
 average net assets.....         0.66%(c)        0.64%         0.67%         0.64%         0.62%         0.67%
Ratio of net investment
 income to average net
 assets.................         5.20%(c)        5.04%         4.89%         5.36%         5.47%         5.40%
Ratio of expenses to
 average net assets*....         0.91%(c)        0.89%         0.72%         0.89%         0.87%         0.92%
Ratio of net investment
 income to average net
 assets*................         4.95%(c)        4.79%         4.84%         5.11%         5.22%         5.15%
Portfolio Turnover (a)..        37.09%          48.99%        63.27%        17.33%        51.56%        47.17%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Less than $0.01 per share.
(c)  Annualized.
(d)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                         Tax-Free Securities Fund
                          --------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $10.29         $10.49        $10.84        $10.84        $10.44        $10.53
                               ------         ------        ------        ------        ------        ------
Investment Activities
 Net investment income..         0.23           0.48          0.48          0.48          0.49          0.50
 Net realized and
  unrealized gain (loss)
  on investments........         0.38          (0.15)        (0.25)         0.06          0.46          0.07
                               ------         ------        ------        ------        ------        ------
 Total from Investment
  Activities............         0.61           0.33          0.23          0.54          0.95          0.57
                               ------         ------        ------        ------        ------        ------
Distributions
 Net investment income..        (0.23)         (0.48)        (0.48)        (0.48)        (0.49)        (0.49)
 In excess of net
  investment
  income................           --             --            --            --            --         (0.04)
 Net realized gains.....           --          (0.05)        (0.10)        (0.06)        (0.06)        (0.09)
 In excess of net
  realized gains........           --             --            --            --            --         (0.04)
                               ------         ------        ------        ------        ------        ------
 Total Distributions....        (0.23)         (0.53)        (0.58)        (0.54)        (0.55)        (0.66)
                               ------         ------        ------        ------        ------        ------
Net Asset Value, End of
 Period.................       $10.67         $10.29        $10.49        $10.84        $10.84        $10.44
                               ======         ======        ======        ======        ======        ======
Total Return (excludes
 sales charge)..........         6.04%(c)       3.28%         2.00%         5.17%         9.35%         5.54%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $7,993         $6,832        $4,795        $3,054        $2,545        $  569
Ratio of expenses to
 average net assets.....         0.98%(b)       0.95%         0.96%         1.02%         1.12%         1.14%
Ratio of net investment
 income to average net
 assets.................         4.44%(b)       4.71%         4.41%         4.49%         4.60%         4.66%
Ratio of expenses to
 average net assets*....         1.63%(b)       1.64%         1.65%         1.65%         1.66%         1.68%
Ratio of net investment
 income to average net
 assets*................         3.79%(b)       4.02%         3.72%         3.86%         4.06%         4.12%
Portfolio Turnover (a)..         7.85%         22.40%         9.91%        10.73%        11.07%        24.78%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                           Tax-Free Securities Fund
                         -------------------------------------------------------------
                                                    Class B
                           For the Six    For the Year  For the Year    For the Year
                           Months Ended       Ended         Ended          Ended
                         January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                         ---------------- ------------- ------------- ----------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....      $10.29         $10.49        $10.83          $10.84
                              ------         ------        ------          ------
Investment Activities
 Net investment income..        0.20           0.40          0.40            0.21
 Net realized and
  unrealized gain (loss)
  on investments........        0.37          (0.15)        (0.24)          (0.01)
                              ------         ------        ------          ------
  Total from Investment
   Activities...........        0.57           0.25          0.16            0.20
                              ------         ------        ------          ------
Distributions
 Net investment income..       (0.20)         (0.40)        (0.40)          (0.21)
 Net realized gains.....          --          (0.05)        (0.10)             --
                              ------         ------        ------          ------
  Total Distributions...       (0.20)         (0.45)        (0.50)          (0.21)
                              ------         ------        ------          ------
Net Asset Value, End of
 Period.................      $10.66         $10.29        $10.49          $10.83
                              ======         ======        ======          ======
Total Return (excludes
 sales charge)..........        5.54%(d)       2.54%         1.40%           1.82%(d)
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $3,544         $2,779        $1,756          $  272
Ratio of expenses to
 average net assets.....        1.73%(c)       1.70%         1.70%           1.71%(c)
Ratio of net investment
 income to average net
 assets.................        3.69%(c)       3.97%         3.68%           3.75%(c)
Ratio of expenses to
 average net assets*....        1.88%(c)       1.89%         1.89%           1.90%(c)
Ratio of net investment
 income to average net
 assets*................        3.54%(c)       3.78%         3.49%           3.56%(c)
Portfolio Turnover (a)..        7.85%         22.40%         9.91%          10.73%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c)  Annualized.
(d)  Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                         Tax-Free Securities Fund
                          --------------------------------------------------------------------------------------
                                                                     Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.33       $  10.53      $  10.88      $  10.86      $  10.46      $  10.56
                              --------       --------      --------      --------      --------      --------
Investment Activities
 Net investment income..          0.25           0.50          0.51          0.51          0.51          0.52
 Net realized and
  unrealized gain (loss)
  on investments........          0.37          (0.15)        (0.25)         0.08          0.46          0.07
                              --------       --------      --------      --------      --------      --------
 Total from Investment
  Activities............          0.62           0.35          0.26          0.59          0.97          0.59
                              --------       --------      --------      --------      --------      --------
Distributions
 Net investment income..         (0.25)         (0.50)        (0.51)        (0.51)        (0.51)        (0.52)
 In excess of net
  investment income.....            --             --            --            --            --         (0.04)
 Net realized gains.....            --          (0.05)        (0.10)        (0.06)        (0.06)        (0.09)
 In excess of net
  realized gains........            --             --            --            --            --         (0.04)
                              --------       --------      --------      --------      --------      --------
 Total Distributions....         (0.25)         (0.55)        (0.61)        (0.57)        (0.57)        (0.69)
                              --------       --------      --------      --------      --------      --------
Net Asset Value, End of
 Period.................      $  10.70       $  10.33      $  10.53      $  10.88      $  10.86      $  10.46
                              ========       ========      ========      ========      ========      ========
Total Return............          6.06%(c)       3.55%         2.26%         5.63%         9.58%         5.73%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $447,767       $432,677      $424,022      $416,544      $296,764      $288,934
Ratio of expenses to
 average net assets.....          0.73%(b)       0.70%         0.71%         0.77%         0.87%         0.89%
Ratio of net investment
 income to average net
 assets.................          4.71%(b)       4.96%         4.66%         4.74%         4.86%         4.92%
Ratio of expenses to
 average net assets*....          0.89%(b)       0.89%         0.90%         0.90%         0.91%         0.93%
Ratio of net investment
 income to average net
 assets*................          4.55%(b)       4.77%         4.47%         4.61%         4.82%         4.88%
Portfolio Turnover (a)..          7.85%         22.40%         9.91%        10.73%        11.07%        24.78%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Annualized.
(c)   Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                              Financial Highlights
 (Selected data for a share of capital stock outstanding throughout the period)

                                               Tax-Free Short Intermediate Securities Fund
                          --------------------------------------------------------------------------------------
                                                                 Class A
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 9.86         $ 9.95        $10.09        $10.17        $10.05        $10.11
                               ------         ------        ------        ------        ------        ------
Investment Activities
 Net investment income..         0.18           0.35          0.34          0.35          0.37          0.37
 Net realized and
  unrealized gain (loss)
  on investments........         0.26          (0.04)        (0.09)        (0.02)         0.13         (0.03)
                               ------         ------        ------        ------        ------        ------
 Total from Investment
  Activities............         0.44           0.31          0.25          0.33          0.50          0.34
                               ------         ------        ------        ------        ------        ------
Distributions
 Net investment income..        (0.18)         (0.35)        (0.34)        (0.35)        (0.37)        (0.37)
 In excess of net
  investment
  income................           --             --            --            --            --         (0.03)
 Net realized gains.....           --          (0.05)        (0.05)        (0.06)        (0.01)           --
                               ------         ------        ------        ------        ------        ------
 Total Distributions....        (0.18)         (0.40)        (0.39)        (0.41)        (0.38)        (0.40)
                               ------         ------        ------        ------        ------        ------
Net Asset Value, End of
 Period.................       $10.12         $ 9.86        $ 9.95        $10.09        $10.17        $10.05
                               ======         ======        ======        ======        ======        ======
Total Return (excludes
 sales charge)..........         4.50%(c)       3.19%         2.44%         3.36%         5.06%         3.41%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........       $1,684         $1,458        $  878        $  478        $  724        $  451
Ratio of expenses to
 average net assets.....         0.98%(b)       0.98%         0.98%         1.01%         1.09%         1.08%
Ratio of net investment
 income to average net
 assets.................         3.59%(b)       3.57%         3.35%         3.50%         3.57%         3.64%
Ratio of expenses to
 average net assets*....         1.63%(b)       1.63%         1.63%         1.62%         1.64%         1.63%
Ratio of net investment
 income to average net
 assets*................         2.94%(b)       2.92%         2.70%         2.89%         3.02%         3.09%
Portfolio Turnover (a)..        67.05%         42.57%        18.40%        47.55%        29.46%        54.70%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.
                       See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                               Tax-Free Short Intermediate Securities Fund
                          --------------------------------------------------------------------------------------
                                                                 Class Y
                            For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                            Months Ended       Ended         Ended         Ended         Ended         Ended
                          January 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997 July 31, 1996
                          ---------------- ------------- ------------- ------------- ------------- -------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period....      $  9.91         $ 10.00       $ 10.15       $ 10.21       $ 10.08       $ 10.14
                              -------         -------       -------       -------       -------       -------
Investment Activities
 Net investment income..         0.19            0.37          0.37          0.38          0.39          0.40
 Net realized and
  unrealized gain (loss)
  on investments........         0.27           (0.04)        (0.10)           --          0.14         (0.03)
                              -------         -------       -------       -------       -------       -------
 Total from Investment
  Activities............         0.46            0.33          0.27          0.38          0.53          0.37
                              -------         -------       -------       -------       -------       -------
Distributions
 Net investment income..        (0.19)          (0.37)        (0.37)        (0.38)        (0.39)        (0.40)
 In excess of net
  investment
  income................           --              --            --            --            --         (0.03)
 Net realized gains.....           --           (0.05)        (0.05)        (0.06)        (0.01)           --
                              -------         -------       -------       -------       -------       -------
 Total Distributions....        (0.19)          (0.42)        (0.42)        (0.44)        (0.40)        (0.43)
                              -------         -------       -------       -------       -------       -------
Net Asset Value, End of
 Period.................      $ 10.18         $  9.91       $ 10.00       $ 10.15       $ 10.21       $ 10.08
                              =======         =======       =======       =======       =======       =======
Total Return............         4.73%(c)        3.44%         2.60%         3.83%         5.36%         3.67%
Annualized
 Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........      $40,987         $41,371       $47,668       $52,185       $37,410       $39,472
Ratio of expenses to
 average net assets.....         0.73%(b)        0.73%         0.73%         0.76%         0.84%         0.83%
Ratio of net investment
 income to average net
 assets.................         3.84%(b)        3.80%         3.61%         3.75%         3.82%         3.90%
Ratio of expenses to
 average net assets*....         0.88%(b)        0.88%         0.88%         0.87%         0.89%         0.88%
Ratio of net investment
 income to average net
 assets*................         3.69%(b)        3.65%         3.46%         3.64%         3.77%         3.85%
Portfolio Turnover (a)..        67.05%          42.57%        18.40%        47.55%        29.46%        54.70%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Annualized.
(c)   Not annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                            International Stock Fund
                                 -----------------------------------------------
                                                     Class A
                                   For the Six    For the Year    For the Year
                                   Months Ended       Ended          Ended
                                 January 31, 2001 July 31, 2000 July 31, 1999(b)
                                 ---------------- ------------- ----------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................       $14.55         $11.96          $10.09
                                      ------         ------          ------
Investment Activities
 Net investment income (loss)..        (0.05)          0.05              --
 Net realized and unrealized
  gain (loss) on investments...        (1.89)          3.03            1.87
                                      ------         ------          ------
 Total from Investment
  Activities...................        (1.94)          3.08            1.87
                                      ------         ------          ------
Distributions
 Net realized gains............        (2.58)         (0.49)             --
                                      ------         ------          ------
 Total Distributions...........        (2.58)         (0.49)             --
                                      ------         ------          ------
Net Asset Value, End of Period.       $10.03         $14.55          $11.96
                                      ======         ======          ======
Total Return (excludes sales
 charge).......................       (13.75%)(d)     25.62%          18.53%(d)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period
 (000).........................       $3,664         $4,362          $  265
Ratio of expenses to average
 net assets....................         1.73%(c)       1.66%           1.94%(c)
Ratio of net investment loss to
 average net assets............        (0.89%)(c)     (0.58%)         (0.19%)(c)
Ratio of expenses to average
 net assets*...................         2.37%(c)       2.30%           2.61%(c)
Ratio of net investment loss to
 average net assets*...........        (1.53%)(c)     (1.22%)         (0.86%)(c)
Portfolio Turnover (a).........       113.64%        214.18%         156.46%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from December 8, 1998 (commencement of operations) to July 31,
      1999.
(c)   Annualized.
(d)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                            International Stock Fund
                                 -----------------------------------------------
                                                     Class B
                                   For the Six    For the Year    For the Year
                                   Months Ended       Ended          Ended
                                 January 31, 2001 July 31, 2000 July 31, 1999(b)
                                 ---------------- ------------- ----------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................       $14.35         $11.90          $10.20
                                      ------         ------          ------
Investment Activities
 Net investment income (loss)..        (0.09)          0.04           (0.02)
 Net realized and unrealized
  gain (loss) on investments...        (1.87)          2.90            1.72
                                      ------         ------          ------
 Total from Investment
  Activities...................        (1.96)          2.94            1.70
                                      ------         ------          ------
Distributions
 Net realized gains............        (2.58)         (0.49)             --
                                      ------         ------          ------
 Total Distributions...........        (2.58)         (0.49)             --
                                      ------         ------          ------
Net Asset Value, End of Period.       $ 9.81         $14.35          $11.90
                                      ======         ======          ======
Total Return (excludes sales
 charge).......................       (14.11%)(d)     24.56%          16.67%(d)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period
 (000).........................       $1,111         $1,202          $  102
Ratio of expenses to average
 net assets....................         2.48%(c)       2.43%           2.76%(c)
Ratio of net investment loss to
 average net assets............        (1.64%)(c)     (1.10%)         (1.08%)(c)
Ratio of expenses to average
 net assets*...................         2.62%(c)       2.57%           2.91%(c)
Ratio of net investment loss to
 average net assets*...........        (1.78%)(c)     (1.24%)         (1.24%)(c)
Portfolio Turnover (a).........       113.64%        214.18%         156.46%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from December 20, 1998 (commencement of operations) to July 31,
      1999.
(c)   Annualized.
(d)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                          International Stock Fund
                               ------------------------------------------------
                                                   Class Y
                                 For the Six     For the Year    For the Year
                                 Months Ended        Ended          Ended
                               January 31, 2001  July 31, 2000 July 31, 1999(b)
                               ----------------  ------------- ----------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period......................      $ 14.59         $  11.98        $ 10.00
                                   -------         --------        -------
Investment Activities
 Net investment loss.........        (0.04)           (0.06)            --
 Net realized and unrealized
  gain (loss) on investments.        (1.90)            3.16           1.98
                                   -------         --------        -------
 Total from Investment
  Activities.................        (1.94)            3.10           1.98
                                   -------         --------        -------
Distributions
 Net realized gains..........        (2.58)           (0.49)            --
                                   -------         --------        -------
 Total Distributions.........        (2.58)           (0.49)            --
                                   -------         --------        -------
Net Asset Value, End of
 Period......................      $ 10.07         $  14.59        $ 11.98
                                   =======         ========        =======
Total Return.................       (13.71%)(d)       25.65%         19.90%(d)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................      $92,078         $109,962        $81,253
Ratio of expenses to average
 net assets..................         1.48%(c)         1.45%          1.65%(c)
Ratio of net investment
 income (loss) to average net
 assets......................        (0.64%)(c)       (0.49%)         0.03%(c)
Ratio of expenses to average
 net assets*.................         1.62%(c)         1.59%          1.79%(c)
Ratio of net investment loss
 to average net assets*......        (0.78%)(c)       (0.63%)        (0.10%)(c)
Portfolio Turnover (a).......       113.64%          214.18%        156.46%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from December 2, 1998 (commencement of operations) to July 31,
     1999.
(c)  Annualized.
(d)  Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                  Value Fund
                                -----------------------------------------------
                                                    Class A
                                  For the Six    For the Year    For the Year
                                  Months Ended       Ended          Ended
                                January 31, 2001 July 31, 2000 July 31, 1999(b)
                                ---------------- ------------- ----------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period.......................       $10.73         $10.37          $10.05
                                     ------         ------          ------
Investment Activities
 Net investment income........         0.02           0.03            0.01
 Net realized and unrealized
  gain on investments.........         0.50           0.50            0.78
                                     ------         ------          ------
 Total from Investment
  Activities..................         0.52           0.53            0.79
                                     ------         ------          ------
Distributions
 Net investment income........        (0.03)         (0.04)             --
 In excess of net investment
  income......................           --             --(c)        (0.02)
 Net realized gains...........        (1.37)         (0.13)          (0.45)
                                     ------         ------          ------
 Total Distributions..........        (1.40)         (0.17)          (0.47)
                                     ------         ------          ------
Net Asset Value, End of
 Period.......................       $ 9.85         $10.73          $10.37
                                     ======         ======          ======
Total Return (excludes sales
 charge)......................         5.87%(e)       5.21%           7.81%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................       $2,411         $1,355          $  178
Ratio of expenses to average
 net assets...................         1.30%(d)       1.30%           1.60%(d)
Ratio of net investment income
 (loss) to average net assets.         0.58%(d)       0.30%          (0.01%)(d)
Ratio of expenses to average
 net assets*..................         1.84%(d)       1.85%           2.15%(d)
Ratio of net investment income
 (loss) to average net
 assets*......................         0.04%(d)      (0.25%)         (0.56%)(d)
Portfolio Turnover (a)........        42.41%        120.42%         113.72%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from December 8, 1998 (commencement of operations) to July 31,
      1999.
(c)   Less than $0.01 per share.
(d)   Annualized.
(e)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                 Value Fund
                               ------------------------------------------------
                                                   Class B
                                 For the Six     For the Year    For the Year
                                 Months Ended        Ended          Ended
                               January 31, 2001  July 31, 2000 July 31, 1999(b)
                               ----------------  ------------- ----------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period......................      $ 10.65          $ 10.34        $  9.90
Investment Activities
 Net investment loss.........        (0.01)           (0.03)         (0.01)
 Net realized and unrealized
  gain on investments........         0.49             0.47           0.91
                                   -------          -------        -------
 Total from Investment
  Activities.................         0.48             0.44           0.90
                                   =======          =======        =======
Distributions
 Net investment income.......           --(c)            --(c)          --
 In excess of net investment
  income.....................           --               --(c)       (0.01)
 Net realized gains..........        (1.37)           (0.13)         (0.38)
 In excess of net realized
  gains......................           --               --          (0.07)
                                   -------          -------        -------
 Total Distributions.........        (1.37)           (0.13)         (0.46)
                                   -------          -------        -------
Net Asset Value, End of
 Period......................      $  9.76          $ 10.65        $ 10.34
                                   =======          =======        =======
Total Return (excludes sales
 charge).....................         5.53%(e)         4.30%          8.94%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................      $ 1,267          $ 1,018        $   472
Ratio of expenses to average
 net assets..................         2.05%(d)         2.06%          2.44%(d)
Ratio of net investment loss
 to average net assets.......        (0.17%)(d)       (0.37%)        (0.71%)(d)
Ratio of expenses to average
 net assets*.................         2.09%(d)         2.10%          2.48%(d)
Ratio of net investment loss
 to average net assets*......        (0.21%)(d)       (0.41%)        (0.75%)(d)
Portfolio Turnover (a).......        42.41%          120.42%        113.72%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 13, 1998 (commencement of operations) to July 31,
    1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                 Value Fund
                               ------------------------------------------------
                                                   Class Y
                                 For the Six    For the Year     For the Year
                                 Months Ended       Ended           Ended
                               January 31, 2001 July 31, 2000  July 31, 1999(b)
                               ---------------- -------------  ----------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period......................      $  10.74       $  10.38         $ 10.00
                                   --------       --------         -------
Investment Activities
 Net investment income.......          0.04           0.07            0.04
 Net realized and unrealized
  gain on investments........          0.49           0.49            0.83
                                   --------       --------         -------
 Total from Investment
  Activities.................          0.53           0.56            0.87
                                   --------       --------         -------
Distributions
 Net investment income.......         (0.04)         (0.07)          (0.03)
 In excess of net investment
  income.....................            --(c)          --(c)        (0.01)
 Net realized gains..........         (1.37)         (0.13)          (0.45)
                                   --------       --------         -------
 Total Distributions.........         (1.41)         (0.20)          (0.49)
                                   --------       --------         -------
Net Asset Value, End of
 Period......................      $   9.86       $  10.74         $ 10.38
                                   ========       ========         =======
Total Return.................          5.96%(e)       5.44%           8.56%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................      $230,258       $203,366         $75,464
Ratio of expenses to average
 net assets..................          1.05%(d)       1.05%           1.28%(d)
Ratio of net investment
 income to average net
 assets......................          0.83%(d)       0.66%           0.40%(d)
Ratio of expenses to average
 net assets*.................          1.09%(d)       1.09%           1.32%(d)
Ratio of net investment
 income (loss) to average net
 assets*.....................          0.79%(d)       0.62%          (0.36)%(d)
Portfolio Turnover (a).......         42.41%        120.42%         113.72%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from December 3, 1998 (commencement of operations) to July 31,
      1999.
(c)   Less than $0.01 per share.
(d)   Annualized.
(e)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Small Cap Fund
                                -----------------------------------------------
                                                    Class A
                                  For the Six    For the Year    For the Year
                                  Months Ended       Ended          Ended
                                January 31, 2001 July 31, 2000 July 31, 1999(b)
                                ---------------- ------------- ----------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period.......................       $10.40         $10.66          $10.07
                                     ------         ------          ------
Investment Activities
 Net investment income (loss).         0.05           0.02           (0.01)
 Net realized and unrealized
  gain on investments.........         2.15           0.10            0.60
                                     ------         ------          ------
 Total from Investment
  Activities..................         2.20           0.12            0.59
                                     ------         ------          ------
Distributions
 Net investment income........        (0.05)         (0.03)             --
 In excess of net investment
  income......................           --             --(c)           --
 Net realized gains...........        (0.80)         (0.35)             --
                                     ------         ------          ------
 Total Distributions..........        (0.85)         (0.38)             --
                                     ------         ------          ------
Net Asset Value, End of
 Period.......................       $11.75         $10.40          $10.66
                                     ======         ======          ======
Total Return (excludes sales
 charge)......................        22.08%(e)       1.51%           5.91%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................       $  646         $  330          $   93
Ratio of expenses to average
 net assets...................         1.65%(d)       1.66%           1.84%(d)
Ratio of net investment income
 (loss) to average net assets.         0.74%(d)       0.30%          (0.26%)(d)
Ratio of expenses to average
 net assets*..................         2.29%(d)       2.31%           2.50%(d)
Ratio of net investment income
 (loss) to average net
 assets*......................         0.10%(d)      (0.35%)         (0.91%)(d)
Portfolio Turnover (a)........        34.85%         98.73%          60.08%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from December 8, 1998 (commencement of operations) to July 31,
      1999.
(c)   Less than $0.01 per share.
(d)   Annualized.
(e)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Small Cap Fund
                                -----------------------------------------------
                                                    Class B
                                  For the Six    For the Year    For the Year
                                  Months Ended       Ended          Ended
                                January 31, 2001 July 31, 2000 July 31, 1999(b)
                                ---------------- ------------- ----------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period.......................       $10.31         $10.61          $ 9.78
                                     ------         ------          ------
Investment Activities
 Net investment income (loss).           --(c)       (0.03)          (0.03)
 Net realized and unrealized
  gain on investments.........         2.11           0.08            0.86
                                     ------         ------          ------
 Total from Investment
  Activities..................         2.11           0.05            0.83
                                     ------         ------          ------
Distributions
 Net investment income........           --(c)          --(c)           --
 In excess of net investment
  income......................           --             --(c)           --
 Net realized gains...........        (0.80)         (0.35)             --
                                     ------         ------          ------
 Total Distributions..........        (0.80)         (0.35)             --
                                     ------         ------          ------
Net Asset Value, End of
 Period.......................       $11.62         $10.31          $10.61
                                     ======         ======          ======
Total Return (excludes sales
 charge)......................        21.38%(e)       0.85%           8.56%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................       $  357         $  214          $   82
Ratio of expenses to average
 net assets...................         2.40%(d)       2.41%           2.59%(d)
Ratio of net investment loss
 to average net assets........        (0.01%)(d)     (0.45%)         (1.00%)(d)
Ratio of expenses to average
 net assets*..................         2.54%(d)       2.55%           2.73%(d)
Ratio of net investment loss
 to average net assets*.......        (0.15%)(d)     (0.59%)         (1.15%)(d)
Portfolio Turnover (a)........        34.85%         98.73%          60.08%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 20, 1998 (commencement of operations) to July 31,
    1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Small Cap Fund
                               -------------------------------------------------
                                                    Class Y
                               For the Six Months For the Year    For the Year
                                     Ended            Ended          Ended
                                January 31, 2001  July 31, 2000 July 31, 1999(b)
                               ------------------ ------------- ----------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period......................       $ 10.42          $ 10.67        $ 10.00
                                    -------          -------        -------
Investment Activities
 Net investment income.......          0.05             0.05             --
 Net realized and unrealized
  gain on investments........          2.15             0.10           0.67
                                    -------          -------        -------
  Total from Investment
   Activities Total from
   Investment Activities.....          2.20             0.15           0.67
                                    -------          -------        -------
Distributions
 Net investment income.......         (0.05)           (0.05)            --
 In excess of net investment
  income.....................            --               --(c)          --
 Net realized gains..........         (0.80)           (0.35)            --
                                    -------          -------        -------
  Total Distributions........         (0.85)           (0.40)            --
                                    -------          -------        -------
Net Asset Value, End of
 Period......................       $ 11.77          $ 10.42        $ 10.67
                                    =======          =======        =======
Total Return.................         22.07%(e)         1.82%          6.75%(e)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................       $34,853          $36,962        $31,812
Ratio of expenses to average
 net assets..................          1.40%(d)         1.41%          1.52%(d)
Ratio of net investment
 income to average net
 assets......................          0.99%(d)         0.52%          0.08%(d)
Ratio of expenses to average
 net assets*.................          1.54%(d)         1.55%          1.66%(d)
Ratio of net investment
 income (loss) to average net
 assets*.....................          0.85%(d)         0.38%         (0.06%)(d)
Portfolio Turnover (a).......         34.85%           98.73%         60.08%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from December 3, 1998 (commencement of operations) to July 31,
     1999.
(c)  Less than $0.01 per share.
(d)  Annualized.
(e)  Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                  Balanced Fund
                                 -----------------------------------------------
                                                     Class A
                                   For the Six    For the Year    For the Year
                                   Months Ended       Ended          Ended
                                 January 31, 2001 July 31, 2000 July 31, 1999(b)
                                 ---------------- ------------- ----------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................       $11.45         $ 9.79          $10.00
                                      ------         ------          ------
Investment Activities
 Net investment income.........         0.10           0.16            0.01
 Net realized and unrealized
  gain (loss) on investments...        (0.30)          1.70           (0.21)
                                      ------         ------          ------
 Total from Investment
  Activities...................        (0.20)          1.86           (0.20)
                                      ------         ------          ------
Distributions
 Net investment income.........        (0.10)         (0.17)          (0.01)
 Net realized gains............        (1.28)         (0.03)             --
                                      ------         ------          ------
 Total Distributions...........        (1.38)         (0.20)          (0.01)
                                      ------         ------          ------
Net Asset Value, End of Period.       $ 9.87         $11.45          $ 9.79
                                      ======         ======          ======
Total Return (excludes sales
 charge).......................        (1.51%)(d)     19.19%          (1.95%)(d)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period
 (000).........................       $  282         $  259          $   62
Ratio of expenses to average
 net assets....................         1.21%(c)       1.22%           1.38%(c)
Ratio of net investment income
 to average net assets.........         1.77%(c)       1.58%           1.45%(c)
Ratio of expenses to average
 net assets*...................         1.85%(c)       1.86%           2.03%(c)
Ratio of net investment income
 to average net assets*........         1.13%(c)       0.94%           0.80%(c)
Portfolio Turnover (a).........        31.70%         54.33%           5.47%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)   Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c)   Annualized.
(d)   Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                  Balanced Fund
                                 -----------------------------------------------
                                                     Class B
                                   For the Six    For the Year    For the Year
                                   Months Ended       Ended          Ended
                                 January 31, 2001 July 31, 2000 July 31, 1999(b)
                                 ---------------- ------------- ----------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................       $11.44         $ 9.78          $10.00
                                      ------         ------          ------
Investment Activities
 Net investment income.........         0.06           0.09            0.01
 Net realized and unrealized
  gain (loss) on investments...        (0.30)          1.70           (0.22)
                                      ------         ------          ------
 Total from Investment
  Activities...................        (0.24)          1.79           (0.21)
                                      ------         ------          ------
Distributions
 Net investment income.........        (0.06)         (0.10)             --
 In excess of net investment
  income.......................           --             --           (0.01)
 Net realized gains............        (1.28)         (0.03)             --
                                      ------         ------          ------
 Total Distributions...........        (1.34)         (0.13)          (0.01)
                                      ------         ------          ------
Net Asset Value, End of Period.       $ 9.86         $11.44          $ 9.78
                                      ======         ======          ======
Total Return (excludes sales
 charge).......................        (1.86%)(d)     18.37%          (2.09%)(d)
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period
 (000).........................       $1,551         $1,192          $  307
Ratio of expenses to average
 net assets....................         1.96%(c)       1.97%           2.16%(c)
Ratio of net investment income
 to average net assets.........         1.02%(c)       0.83%           0.81%(c)
Ratio of expenses to average
 net assets*...................         2.10%(c)       2.12%           2.31%(c)
Ratio of net investment income
 to average net assets*........         0.88%(c)       0.68%           0.66%(c)
Portfolio Turnover (a).........        31.70%         54.33%           5.47%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c)  Annualized.
(d)  Not Annualized.
                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Balanced Fund
                               ------------------------------------------------
                                                   Class Y
                                 For the Six     For the Year    For the Year
                                 Months Ended        Ended          Ended
                               January 31, 2001  July 31, 2000 July 31, 1999(b)
                               ----------------  ------------- ----------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period......................      $  11.46        $   9.79        $  10.00
                                   --------        --------        --------
Investment Activities
 Net investment income
  (loss).....................          0.11            0.20           (0.03)
 Net realized and unrealized
  gain (loss) on investments.         (0.31)           1.70           (0.16)
                                   --------        --------        --------
 Total from Investment
  Activities.................         (0.20)           1.90           (0.19)
                                   --------        --------        --------
Distributions
 Net investment income.......         (0.11)          (0.20)          (0.02)
 Net realized gains..........         (1.28)          (0.03)             --
                                   --------        --------        --------
 Total Distributions.........         (1.39)          (0.23)          (0.02)
                                   --------        --------        --------
Net Asset Value, End of
 Period......................      $   9.87        $  11.46        $   9.79
                                   ========        ========        ========
Total Return.................         (1.47%)(d)      19.57%          (1.94%)(d)
Annualized
 Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................      $204,739        $215,436        $184,081
Ratio of expenses to Average
 net assets..................          0.96%(c)        0.98%           1.08%(c)
Ratio of net investment
 income to average net
 assets......................          2.02%(c)        1.83%           1.69%(c)
Ratio of expenses to average
 net assets*.................          1.10%(c)        1.12%           1.22%(c)
Ratio of net investment
 income to average net
 assets*.....................          1.88%(c)        1.69%           1.55%(c)
Portfolio Turnover (a).......         31.70%          54.33%           5.47%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)  Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c)  Annualized.
(d)  Not Annualized.
                      See notes to financial statements.

INVESTMENT ADVISER
THE ASSET MANAGEMENT GROUP OF BANK OF HAWAII
111 SOUTH KING STREET
HONOLULU, HI 96813

SUB-ADVISERS
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY
SAN DIEGO, CA 92102

CMG FIRST STATE (HONG KONG) LLC
3 EXCHANGE SQUARE
8 CONNAUGHT PLACE CENTRAL
HONG KONG

ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219

LEGAL COUNSEL
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 SOUTH FLOWER STREET
LOS ANGELES, CA 90071

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
ONE COLUMBUS, SUITE 2300
10 WEST BROAD STREET
COLUMBUS, OH 43215

TRANSFER AGENT
BISYS FUND SERVICES, INC.
3435 STELZER ROAD
COLUMBUS, OH 43219

                         [LOGO PACIFIC CAPITAL FUNDS]

THE PACIFIC CAPITAL FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES. THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE PACIFIC CAPITAL FUNDS, WHICH YOU SHOULD READ CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PCR-0008                                                                    3/01